UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-6332

                           ROCHESTER PORTFOLIO SERIES
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: DECEMBER 31

                   Date of reporting period: DECEMBER 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.



TOP HOLDINGS AND ALLOCATIONS
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TOP TEN INDUSTRIES
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Tobacco Settlement Payments                                                23.8%
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Hospital/Health Care                                                       10.3
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Electric Utilities                                                          9.7
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Marine/Aviation Facilities                                                  7.8
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General Obligation                                                          7.7
--------------------------------------------------------------------------------
Municipal Leases                                                            5.0
--------------------------------------------------------------------------------
Special Assessment                                                          4.9
--------------------------------------------------------------------------------
Highways/Railways                                                           4.5
--------------------------------------------------------------------------------
Airlines                                                                    4.5
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Not-for-Profit Organization                                                 3.3

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2005 and are based on the total market value of investments.

--------------------------------------------------------------------------------

CREDIT ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

            AAA                       24.5%
            AA                        17.8
            A                         19.6
            BBB                       33.1
            BB                         0.7
            B                          0.7
            C                          0.5
            Not Rated                  3.1

Portfolio's holdings and allocations are subject to change. Percentages are as of December 31, 2005, and are dollar-weighted based on the total market value of investments. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category. The allocation includes rated securities and those not rated by a national rating organization but to which the ratings above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.

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                    11 | LIMITED TERM NEW YORK MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED DECEMBER 31, 2005, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. The Fund's distributions combined with share-price appreciation to produce superior performance during this report period. The Fund's Class A shares generated total return of 5.13% (without sales charge) and 1.45% (with sales charge) for the period. Throughout this report period, Limited Term New York Municipal Fund's yield compared extremely well with its competitors, including funds that invest in longer-maturity municipal bonds, and with that of other fixed-income investments. By comparison, the Lehman Brothers Municipal Bond Index produced a total return of 3.51%. 1 Tax-free income made up approximately 82% of the Fund's total return during this report period.

      While tax-free income made up most of this period's total return, price appreciation in the Fund's BBB-rated bonds, and in particular in its tobacco Master Settlement Agreement ("MSA") bonds, also contributed to total return. MSA bonds are backed by the issuing state's (or U.S. territory's) share of proceeds from a national litigation settlement with tobacco manufacturers. These bonds, representing 21.8% of the Fund's assets as of December 31, 2005 (23.8% including those that have been prefunded and backed by U.S. Treasury Securities), generated attractive yields and share price appreciation for shareholders.

      Across the municipal bond market, the difference between yields on lower-rated and higher-rated municipal securities decreased, as the prices of lower-rated, long-term municipal bonds rose more than those of high-grade bonds during this reporting period. The "Rochester style" of municipal bond fund management focuses on identifying advantageous but generally underappreciated municipal securities. Limited Term New York Municipal Fund maintains a minimum of 95% of assets invested in investment-grade municipal bonds. We actively seek out securities that we believe offer attractive, risk-adjusted returns at prices and yields that we believe represent good value. We have also sought to offset the Fund's interest-rate sensitivity by investing in premium-coupon callable bonds, whose market prices are less sensitive to interest rate movement than those of long-term discount or par bonds.

      Increasing prices in the Fund's BBB-rated holdings relative to high-grade holdings, a condition sometimes known as "credit-spread tightening," has been a significant driver

1. The Lehman Brothers Municipal Bond Index is an unmanaged index of a broad range of investment-grade municipal bonds. The index cannot be purchased directly by investors. Index performance is for illustrative purposes only, and does not predict or depict the performance of a fund.


                    12 | LIMITED TERM NEW YORK MUNICIPAL FUND of the Fund's total return during this report period. The Fund's net asset value increased in this period, largely through price appreciation in bonds that we had selected for their yield and structural characteristics.

      The Fund's dollar-weighted average effective maturity of the Fund's portfolio is limited to five years or less. To help meet this goal, we maintain a portfolio holding bonds with effective maturities generally ranging from less than six months to twelve years. Intermediate, premium coupon callable bond structures outperformed short-term "bullet" maturity bonds as the yield curve flattened significantly during this report period, which benefited the Fund.

      The Fund's holdings in bonds issued by the Commonwealth of Puerto Rico were assigned credit rating downgrades, from BBB to BBB- (still investment grade), during this report period. These bonds were issued to finance infrastructure projects in Puerto Rico, but were downgraded due to widespread government overspending and ongoing budgetary deficits. On November 21, 2005, members of the Puerto Rico Senate and House of Representatives joined the Commonwealth's Governor in signing a joint resolution establishing new initiatives to restore discipline in government finance operations. We anticipate that this measure will help to strengthen Puerto Rico's government financial structure, which would benefit municipal bonds that the Fund continues to own.

      On December 20, 2005 Calpine Corporation filed voluntary petitions to restructure under Chapter 11 of the U.S. Bankruptcy Code. Calpine owns and operates two electric cogeneration facilities financed with separate tax-exempt bonds, both of which are owned by the Fund. Port Authority of NY/NJ (KIAC) and Suffolk IDA (Nissequogue) represented 1.4% and 0.1% of total net assets, respectively, at the end of this report period. These are project financings secured by mortgages on cogeneration facilities. While the bankruptcy filing adds a degree of uncertainty surrounding the owner/operator, we are optimistic that it will not jeopardize future principal and interest payments on the bonds. In fact, the principal and interest payment on Suffolk IDA (Nissequogue) scheduled for January 1, 2006 was made in full. The next payment on Port Authority of NY/NJ (KIAC) is scheduled for April 2006.

      As of December 31, 2005, tobacco bonds backed by the national tobacco Master Settlement Agreement ("MSA") accounted for 21.8% of investments (23.8% including those that have been prefunded and backed by U.S. Treasury Securities), making it the Fund's largest single industry sector. MSA bond prices have increased significantly during this report period. During this report period, Westchester County, New York pre-refunded its MSA-backed bonds in June, and other municipalities also announced plans to pre-refund many of their MSA-backed bonds. In a pre-refunding, a new bond


                    13 | LIMITED TERM NEW YORK MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

issue generates proceeds that are earmarked to pay off another previously-issued--but not yet callable--bond. When a municipal bond is pre-refunded, its price generally rises significantly. The market reacted favorably to the issuance of new MSA bonds, and prices of MSA-backed tobacco bonds rose as speculation of additional new issuance to refund outstanding, higher coupon MSA-backed bonds increased.

      Positive news on tobacco litigation has also contributed to the large price rally in MSA-backed bonds. One significant event during this period was the ruling of a federal appeals court in Washington, D.C. that the U.S. government could not seek disgorgement of $280 billion in past profits from the tobacco industry under the Racketeer Influenced Corrupt Organizations Act ("RICO"). On February 4, 2005, in a 2-1 decision, the United States Court of Appeals for the District of Columbia held that, because the applicable RICO statute limits remedies to those that prevent and restrain future acts, disgorgement based on past profits is not a remedy available to the government. Investors viewed dismissal of this claim positively and MSA bond prices rose. On April 20, 2005, the United States Court of Appeals for the District of Columbia denied the Department of Justice's request to reconsider the February decision. However, on July 18, 2005, the Government filed its petition for certiorari seeking further review on this issue by the United States Supreme Court.

      During final arguments in this case in June 2005, the U.S. government reduced its demand for damages from the tobacco industry to $14 billion--a huge reduction from the original claim for $280 billion. It is not clear when the trial judge will make a final decision. However, developments during this report period have been positive for the tobacco industry and, by extension, for MSA bonds.

      Our approach to municipal bond investing is flexible and responsive to market conditions; our strategies are intended to balance many different types of risk to reduce overall portfolio risk. We continue to focus on all sectors of the market for bonds that offer attractive yields, and to monitor developing market conditions.

      Oppenheimer funds offers two other New York State municipal bond fund choices that investors may use in combination with Limited Term New York Municipal Fund. Rochester Fund Municipals is a municipal bond fund that holds longer-maturity municipal bonds, seeking to maximize the benefit of tax-free income for New York investors. Investors subject to the federal Alternative Minimum Tax--or those simply wishing to further diversify their municipal bond fund investments--may consider Oppenheimer AMT-Free New York Municipals, which offers attractive, tax-free income that is not subject to the federal Alternative Minimum Tax. Your financial advisor can help to identify


                    14 | LIMITED TERM NEW YORK MUNICIPAL FUND whether there is an advantage to investing in Limited Term New York Municipal Fund in conjunction with another Oppenheimer municipal bond fund.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until December 31, 2005. In the case of Class A shares, performance is measured over a ten-fiscal-year period. In the case of Class B and Class C shares, performance is measured from inception of the Classes on May 1, 1997. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B and Class C shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of that of the Lehman Brothers Municipal Bond Index, the Merrill Lynch Municipal Index (3-7 Years) and the Consumer Price Index. The Lehman Brothers Municipal Bond Index is an unmanaged index of a broad range of investment grade municipal bonds that is widely regarded as a measure of the performance of the general municipal bond market. The Merrill Lynch Municipal Index (3-7 Years) consists of municipal bonds having remaining maturities of between 3 and 7 years. The Consumer Price Index is a non-securities index that measures changes in the inflation rate. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the indices.


                    15 | LIMITED TERM NEW YORK MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Limited Term New York Municipal Fund (Class A)

      Lehman Brothers Municipal Bond Index

      Merrill Lynch Municipal Index (3-7 Years)

      Consumer Price Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                   Limited Term New
                      New York                       Lehman Brothers     Merrill Lynch
                   Municipal Fund   Consumer Price      Municipal          Municipal
                     (Class A)          Index          Bond Index       Index (3-7 Yrs)
 12/31/1995             9,650           10,000            10,000            10,000
 03/31/1996             9,673           10,143             9,880            10,015
 06/30/1996             9,741           10,208             9,955            10,047
 09/30/1996             9,931           10,280            10,183            10,226
 12/31/1996            10,115           10,332            10,443            10,427
 03/31/1997            10,190           10,423            10,418            10,418
 06/30/1997            10,449           10,443            10,777            10,685
 09/30/1997            10,721           10,502            11,102            10,910
 12/31/1997            10,925           10,508            11,403            11,103
 03/31/1998            11,074           10,567            11,534            11,221
 06/30/1998            11,245           10,619            11,710            11,348
 09/30/1998            11,482           10,658            12,069            11,661
 12/31/1998            11,574           10,678            12,142            11,763
 03/31/1999            11,647           10,749            12,249            11,869
 06/30/1999            11,573           10,827            12,033            11,728
 09/30/1999            11,531           10,938            11,985            11,825
 12/31/1999            11,473           10,964            11,892            11,841
 03/31/2000            11,681           11,153            12,239            11,981
 06/30/2000            11,825           11,231            12,425            12,183
 09/30/2000            12,043           11,316            12,725            12,433
 12/31/2000            12,330           11,336            13,281            12,817
 03/31/2001            12,524           11,479            13,576            13,178
 06/30/2001            12,674           11,596            13,665            13,317
 09/30/2001            12,942           11,616            14,048            13,672
 12/31/2001            12,928           11,511            13,962            13,583
 03/31/2002            13,024           11,648            14,094            13,639
 06/30/2002            13,273           11,720            14,609            14,241
 09/30/2002            13,760           11,792            15,303            14,792
 12/31/2002            13,747           11,785            15,303            14,955
 03/31/2003            13,783           12,000            15,487            15,104
 06/30/2003            13,935           11,967            15,887            15,413
 09/30/2003            14,090           12,065            15,899            15,551
 12/31/2003            14,407           12,007            16,116            15,586
 03/31/2004            14,662           12,208            16,395            15,792
 06/30/2004            14,338           12,358            16,007            15,469
 09/30/2004            14,856           12,371            16,630            15,914
 12/31/2004            15,094           12,397            16,838            16,040
 03/31/2005            15,271           12,593            16,832            15,876
 06/30/2005            15,712           12,671            17,326            16,192
 09/30/2005            15,769           12,951            17,304            16,186
 12/31/2005            15,868           12,821            17,430            16,243

AVERAGE ANNUAL TOTAL RETURN OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 12/31/2005

1 Year  1.45%      5 Year  4.43%      10 Year 4.73%


                    16 | LIMITED TERM NEW YORK MUNICIPAL FUND

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Limited Term New York Municipal Fund (Class B)

      Lehman Brothers Municipal Bond Index

      Merrill Lynch Municipal Index (3-7 Years)

      Consumer Price Index

                     Limited Term
                       New York                        Lehman Brothers     Merrill Lynch
                    Municipal Fund    Consumer Price      Municipal       Municipal Index
                     (Class B)          Index           Bond Index          (3-7 Yrs)
05/01/1997             10,000           10,000             10,000             10,000
06/30/1997             10,166           10,006             10,259             10,236
09/30/1997             10,379           10,062             10,568             10,452
12/31/1997             10,589           10,069             10,855             10,636
03/31/1998             10,713           10,125             10,980             10,749
06/30/1998             10,825           10,175             11,147             10,871
09/30/1998             11,065           10,212             11,489             11,171
12/31/1998             11,132           10,231             11,558             11,269
03/31/1999             11,180           10,300             11,660             11,371
06/30/1999             11,054           10,375             11,454             11,235
09/30/1999             11,026           10,481             11,409             11,329
12/31/1999             10,949           10,506             11,320             11,343
03/31/2000             11,092           10,687             11,651             11,478
06/30/2000             11,207           10,762             11,827             11,671
09/30/2000             11,427           10,843             12,113             11,910
12/31/2000             11,677           10,861             12,643             12,278
03/31/2001             11,802           10,999             12,923             12,624
06/30/2001             11,957           11,111             13,007             12,758
09/30/2001             12,150           11,130             13,373             13,098
12/31/2001             12,151           11,030             13,291             13,012
03/31/2002             12,218           11,161             13,416             13,066
06/30/2002             12,428           11,230             13,907             13,642
09/30/2002             12,823           11,298             14,567             14,171
12/31/2002             12,822           11,292             14,567             14,327
03/31/2003             12,791           11,498             14,742             14,469
06/30/2003             12,964           11,467             15,123             14,765
09/30/2003             13,108           11,561             15,135             14,898
12/31/2003             13,403           11,504             15,341             14,931
03/31/2004             13,640           11,698             15,607             15,129
06/30/2004             13,339           11,841             15,237             14,819
09/30/2004             13,821           11,854             15,831             15,245
12/31/2004             14,042           11,879             16,029             15,366
03/31/2005             14,207           12,066             16,023             15,209
06/30/2005             14,617           12,141             16,492             15,511
09/30/2005             14,670           12,409             16,472             15,506
12/31/2005             14,762           12,285             16,592             15,561

AVERAGE ANNUAL TOTAL RETURN OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 12/31/2005

1-Year   0.62%      5-Year   4.20%    Since Inception (5/1/97)   4.60%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 3.50%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 4% (1-YEAR) AND 1% (5-YEAR); AND FOR CLASS C SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, 10-YEAR RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 19 FOR FURTHER INFORMATION.


                    17 | LIMITED TERM NEW YORK MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Limited Term New York Municipal Fund (Class C)

      Lehman Brothers Municipal Bond Index

      Merrill Lynch Municipal Index (3-7 Years)

      Consumer Price Index

                      Limited Term
                        New York                               Lehman Brothers   Merrill Lynch
                     Municipal Fund       Consumer Price          Municipal     Municipal Index
                       (Class C)              Index              Bond Index        (3-7 Yrs)
05/01/1997             10,000                 10,000                 10,000          10,000
06/30/1997             10,166                 10,006                 10,259          10,236
09/30/1997             10,379                 10,062                 10,568          10,452
12/31/1997             10,558                 10,069                 10,855          10,636
03/31/1998             10,683                 10,125                 10,980          10,749
06/30/1998             10,827                 10,175                 11,147          10,871
09/30/1998             11,068                 10,212                 11,489          11,171
12/31/1998             11,102                 10,231                 11,558          11,269
03/31/1999             11,184                 10,300                 11,660          11,371
06/30/1999             11,059                 10,375                 11,454          11,235
09/30/1999             10,997                 10,481                 11,409          11,329
12/31/1999             10,921                 10,506                 11,320          11,343
03/31/2000             11,098                 10,687                 11,651          11,478
06/30/2000             11,214                 10,762                 11,827          11,671
09/30/2000             11,399                 10,843                 12,113          11,910
12/31/2000             11,650                 10,861                 12,643          12,278
03/31/2001             11,811                 10,999                 12,923          12,624
06/30/2001             11,930                 11,111                 13,007          12,758
09/30/2001             12,159                 11,130                 13,373          13,098
12/31/2001             12,123                 11,030                 13,291          13,012
03/31/2002             12,190                 11,161                 13,416          13,066
06/30/2002             12,400                 11,230                 13,907          13,642
09/30/2002             12,832                 11,298                 14,567          14,171
12/31/2002             12,794                 11,292                 14,567          14,327
03/31/2003             12,804                 11,498                 14,742          14,469
06/30/2003             12,921                 11,467                 15,123          14,765
09/30/2003             13,040                 11,561                 15,135          14,898
12/31/2003             13,309                 11,504                 15,341          14,931
03/31/2004             13,520                 11,698                 15,607          15,129
06/30/2004             13,195                 11,841                 15,237          14,819
09/30/2004             13,647                 11,854                 15,831          15,245
12/31/2004             13,841                 11,879                 16,029          15,366
03/31/2005             13,978                 12,066                 16,023          15,209
06/30/2005             14,313                 12,141                 16,492          15,511
09/30/2005             14,379                 12,409                 16,472          15,506
12/31/2005             14,442                 12,285                 16,592          15,561

AVERAGE ANNUAL TOTAL RETURN OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 12/31/2005

1-Year   3.35%       5-Year   4.39%        Since Inception (5/1/97) 4.33%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 3.50%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 4% (1-YEAR) AND 1% (5-YEAR); AND FOR CLASS C SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, 10-YEAR RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 19 FOR FURTHER INFORMATION.


                    18 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Investors should consider the Fund's investment objectives, risks, and other charges and expenses carefully before investing. The Fund's prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 9/18/91. The average annual total returns are shown net of the applicable 3.50% maximum initial sales charge.

CLASS B shares of the Fund were first publicly offered on 5/1/97. The average annual total returns are shown net of the applicable contingent deferred sales charge of 4% (1-year) and 1% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 5/1/97. The average annual total returns are shown net of the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                    19 | LIMITED TERM NEW YORK MUNICIPAL FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                    20 | LIMITED TERM NEW YORK MUNICIPAL FUND the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                       BEGINNING           ENDING            EXPENSES
                       ACCOUNT             ACCOUNT           PAID DURING
                       VALUE               VALUE             6 MONTHS ENDED
                       (7/1/05)            (12/31/05)        DECEMBER 31, 2005
--------------------------------------------------------------------------------
Class A Actual         $1,000.00           $1,009.90         $4.11
--------------------------------------------------------------------------------
Class A Hypothetical    1,000.00            1,021.12          4.13
--------------------------------------------------------------------------------
Class B Actual          1,000.00            1,008.90          8.13
--------------------------------------------------------------------------------
Class B Hypothetical    1,000.00            1,017.14          8.17
--------------------------------------------------------------------------------
Class C Actual          1,000.00            1,009.10          7.98
--------------------------------------------------------------------------------
Class C Hypothetical    1,000.00            1,017.29          8.01

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended December 31, 2005 are as follows:

CLASS       EXPENSE RATIOS
--------------------------
Class A          0.81%
Class B          1.60
Class C          1.57
--------------------------------------------------------------------------------


                    21 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  December 31, 2005
--------------------------------------------------------------------------------

                                                                                               EFFECTIVE
   PRINCIPAL                                                                                   MATURITY*              VALUE
      AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--102.7%
----------------------------------------------------------------------------------------------------------------------------
NEW YORK--87.9%
$     20,000  Albany County Airport Authority                       5.125%     12/15/2019     12/15/2010 1   $       21,459
----------------------------------------------------------------------------------------------------------------------------
     785,000  Albany County Airport Authority                       5.300      12/15/2009     12/15/2007 1          822,303
----------------------------------------------------------------------------------------------------------------------------
     160,000  Albany County Airport Authority                       5.300      12/15/2015 7   12/15/2007 1          167,602
----------------------------------------------------------------------------------------------------------------------------
     710,000  Albany County Airport Authority                       5.375      12/15/2017     12/15/2007 1          743,072
----------------------------------------------------------------------------------------------------------------------------
   2,340,000  Albany County Airport Authority                       5.500      12/15/2019 7   12/15/2009 1        2,455,830
----------------------------------------------------------------------------------------------------------------------------
   1,500,000  Albany County IDA
              (Albany College of Pharmacy)                          5.250      12/01/2019     12/01/2014 1        1,575,660
----------------------------------------------------------------------------------------------------------------------------
       5,000  Albany GO                                             7.000      01/15/2010     07/01/2006 1            5,015
----------------------------------------------------------------------------------------------------------------------------
     250,000  Albany Hsg. Authority                                 6.250      10/01/2012 7   10/01/2007 1          255,393
----------------------------------------------------------------------------------------------------------------------------
     100,000  Albany IDA (Albany Law School)                        5.750      10/01/2030     10/01/2010 1          107,432
----------------------------------------------------------------------------------------------------------------------------
   5,335,000  Albany IDA (Charitable Leadership)                    5.500      07/01/2011     07/13/2010 2        5,633,707
----------------------------------------------------------------------------------------------------------------------------
   8,810,000  Albany IDA (Charitable Leadership)                    6.000      07/01/2019 7   07/01/2013 1        9,441,413
----------------------------------------------------------------------------------------------------------------------------
   2,660,000  Albany IDA
              (Daughters of Sarah Nursing Home)                     5.250      10/20/2021     04/20/2014 1        2,858,702
----------------------------------------------------------------------------------------------------------------------------
   1,515,000  Albany IDA (H. Johnson Office Park)                   4.750      03/01/2018     03/01/2008 3        1,520,015
----------------------------------------------------------------------------------------------------------------------------
     125,000  Albany IDA
              (University Heights-Albany Law School)                6.750      12/01/2019 7   12/01/2009 1          139,748
----------------------------------------------------------------------------------------------------------------------------
   1,935,000  Albany Municipal Water Finance Authority              5.250      12/01/2017     06/01/2008 1        2,018,553
----------------------------------------------------------------------------------------------------------------------------
   2,915,000  Albany Municipal Water Finance Authority              5.250      12/01/2020     06/01/2008 1        3,036,410
----------------------------------------------------------------------------------------------------------------------------
   3,235,000  Albany Municipal Water Finance Authority              5.250      12/01/2022     06/01/2008 1        3,369,738
----------------------------------------------------------------------------------------------------------------------------
   2,590,000  Albany Municipal Water Finance Authority              5.250      12/01/2023     06/01/2008 1        2,697,874
----------------------------------------------------------------------------------------------------------------------------
   2,000,000  Albany Parking Authority                              5.625      07/15/2020 7   07/15/2011 1        2,140,600
----------------------------------------------------------------------------------------------------------------------------
   1,000,000  Albany Parking Authority                              5.625      07/15/2025 7   07/15/2011 1        1,066,230
----------------------------------------------------------------------------------------------------------------------------
     140,000  Allegany County IDA (Houghton College)                5.000      01/15/2010     01/15/2008 1          144,400
----------------------------------------------------------------------------------------------------------------------------
   4,380,000  Allegany County IDA (Houghton College)                5.250      01/15/2018     01/15/2008 1        4,484,594
----------------------------------------------------------------------------------------------------------------------------
   2,205,000  Amherst IDA (Daemen College)                          5.750      10/01/2011     05/30/2009 2        2,369,162
----------------------------------------------------------------------------------------------------------------------------
     490,000  Amherst IDA
              (Faculty-Student Assoc. of SUNY at Buffalo)           5.750      04/01/2016     04/01/2012 1          527,167
----------------------------------------------------------------------------------------------------------------------------
     420,000  Amherst IDA
              (Faculty-Student Assoc. of SUNY at Buffalo)           5.750      04/01/2017 7   04/01/2012 1          450,786
----------------------------------------------------------------------------------------------------------------------------
      50,000  Arlington Central School District                     5.000      12/15/2015     12/15/2009 1           53,044
----------------------------------------------------------------------------------------------------------------------------
      10,000  Arlington Central School District                     5.625      05/15/2022     05/15/2007 1           10,731
----------------------------------------------------------------------------------------------------------------------------
   6,940,000  Babylon IDA (WSNCHS East, Inc.)                       6.500      08/01/2019 7   08/01/2010 1        7,695,766
----------------------------------------------------------------------------------------------------------------------------
     110,000  Batavia GO                                            5.000      11/01/2015     11/01/2015            116,280
----------------------------------------------------------------------------------------------------------------------------
     110,000  Batavia GO                                            5.000      11/01/2016     11/01/2015 1          115,819
----------------------------------------------------------------------------------------------------------------------------
     110,000  Batavia GO                                            5.000      11/01/2017     11/01/2015 1          115,352
----------------------------------------------------------------------------------------------------------------------------
     110,000  Batavia GO                                            5.000      11/01/2018     11/01/2015 1          114,815
----------------------------------------------------------------------------------------------------------------------------
     110,000  Batavia GO                                            5.000      11/01/2019     11/01/2015 1          114,281
----------------------------------------------------------------------------------------------------------------------------
     110,000  Batavia GO                                            5.000      11/01/2020     11/01/2015 1          113,839
----------------------------------------------------------------------------------------------------------------------------
   6,000,000  Battery Park City Authority, Series A                 5.250      11/01/2022     11/01/2013 1        6,474,780


                    22 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                               EFFECTIVE
   PRINCIPAL                                                                                   MATURITY*              VALUE
      AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    500,000  Bethlehem Water System                                5.500%     03/01/2022     03/01/2013 1   $      543,985
----------------------------------------------------------------------------------------------------------------------------
     245,000  Blauvelt Volunteer Fire Company                       6.000      10/15/2008     10/02/2007 2          250,623
----------------------------------------------------------------------------------------------------------------------------
     810,000  Brookhaven IDA (Alternatives for Children)            7.000      02/01/2013     12/06/2009 2          839,176
----------------------------------------------------------------------------------------------------------------------------
   1,275,000  Brookhaven IDA (Dowling College)                      6.500      11/01/2012     11/01/2012          1,325,745
----------------------------------------------------------------------------------------------------------------------------
     375,000  Brookhaven IDA (Stony Brook Foundation)               5.750      11/01/2008     10/27/2007 2          382,954
----------------------------------------------------------------------------------------------------------------------------
     640,000  Broome County COP                                     5.250      04/01/2022 7   04/01/2006 1          643,200
----------------------------------------------------------------------------------------------------------------------------
      10,000  Broome County GO                                      5.400      04/15/2011     04/15/2006 1           10,261
----------------------------------------------------------------------------------------------------------------------------
   1,100,000  Bushnell Basin Fire Association
              (Volunteer Fire Department)                           5.250      11/01/2015     08/14/2013 2        1,107,392
----------------------------------------------------------------------------------------------------------------------------
     375,000  Capital District Youth Center                         6.000      02/01/2017     02/01/2007 1          389,348
----------------------------------------------------------------------------------------------------------------------------
   1,550,000  Carnegie Redevelopment Corp. 8                        6.500      09/01/2011     05/17/2009 2        1,550,527
----------------------------------------------------------------------------------------------------------------------------
     435,000  Cattaraugus County IDA
              (Jamestown Community College)                         6.000      07/01/2012 7   04/08/2010 4          487,091
----------------------------------------------------------------------------------------------------------------------------
     320,000  Cattaraugus County IDA
              (Olean General Hospital)                              5.250      08/01/2023     08/01/2010 1          330,838
----------------------------------------------------------------------------------------------------------------------------
       5,000  Cattaraugus County IDA
              (St. Bonaventure University)                          5.000      09/15/2009     04/07/2008 2            5,147
----------------------------------------------------------------------------------------------------------------------------
   1,645,000  Chautauqua County Tobacco Asset
              Securitization Corp.                                  6.000      07/01/2012     09/08/2009 5        1,764,624
----------------------------------------------------------------------------------------------------------------------------
   1,075,000  Chautauqua County Tobacco Asset
              Securitization Corp.                                  6.250      07/01/2016     07/01/2010 1        1,146,359
----------------------------------------------------------------------------------------------------------------------------
   3,745,000  Chautauqua County Tobacco Asset
              Securitization Corp.                                  6.500      07/01/2024     07/01/2010 1        3,991,983
----------------------------------------------------------------------------------------------------------------------------
  18,160,000  Chautauqua County Tobacco Asset
              Securitization Corp.                                  6.750      07/01/2040     07/01/2010 1       19,500,571
----------------------------------------------------------------------------------------------------------------------------
   2,475,000  Clarence IDA (Bristol Village)                        6.000      01/20/2044     01/20/2013 1        2,746,904
----------------------------------------------------------------------------------------------------------------------------
     100,000  Clifton Park GO                                       5.100      02/01/2011     02/01/2006 1          100,126
----------------------------------------------------------------------------------------------------------------------------
      45,000  Clifton Park Water Authority                          5.000      10/01/2029     10/01/2009 1           46,438
----------------------------------------------------------------------------------------------------------------------------
   4,195,000  Cortland County IDA
              (Cortland Memorial Hospital)                          5.625      07/01/2024 7   07/01/2012 1        4,540,458
----------------------------------------------------------------------------------------------------------------------------
      30,000  Dutchess County GO                                    5.375      03/15/2014     03/15/2006 1           30,731
----------------------------------------------------------------------------------------------------------------------------
   1,750,000  Dutchess County IDA (Bard College)                    5.375      06/01/2027     06/01/2007 1        1,833,790
----------------------------------------------------------------------------------------------------------------------------
     295,000  Dutchess County IDA (Bard College)                    5.500      08/01/2020     08/01/2010 1          314,609
----------------------------------------------------------------------------------------------------------------------------
   1,000,000  Dutchess County IDA (Bard College)                    7.000      11/01/2017 7   05/01/2006 1        1,003,020
----------------------------------------------------------------------------------------------------------------------------
   5,205,000  Dutchess County IDA (Marist College)                  5.150      07/01/2017     07/01/2013 1        5,455,881
----------------------------------------------------------------------------------------------------------------------------
   2,630,000  Dutchess County IDA
              (Vassar Brothers Hospital)                            6.500      04/01/2020 7   04/01/2010 1        2,835,587
----------------------------------------------------------------------------------------------------------------------------
     515,000  East Rochester Hsg. Authority
              (Gates Senior Hsg.)                                   5.200      04/20/2021     10/20/2013 1          524,816
----------------------------------------------------------------------------------------------------------------------------
   2,800,000  East Rochester Hsg. Authority
              (Rochester St. Mary's Residence Facility)             5.375      12/20/2022 7   12/20/2015 1        3,013,724
----------------------------------------------------------------------------------------------------------------------------
     730,000  East Rochester Hsg. Authority
              (St. John's Meadows)                                  5.750      08/01/2037 7   08/01/2007 1          770,449


                    23 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                               EFFECTIVE
   PRINCIPAL                                                                                   MATURITY*              VALUE
      AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    210,000  East Syracuse Hsg. Authority
              (Bennett Manor Associates)                            6.700%     04/01/2021     04/01/2010 1   $      227,531
----------------------------------------------------------------------------------------------------------------------------
     415,000  Elmira GO                                             5.000      10/01/2015     10/01/2015            435,555
----------------------------------------------------------------------------------------------------------------------------
     440,000  Elmira GO                                             5.000      10/01/2016     10/01/2015 1          461,239
----------------------------------------------------------------------------------------------------------------------------
     460,000  Elmira GO                                             5.000      10/01/2017     10/01/2017 1          480,406
----------------------------------------------------------------------------------------------------------------------------
     485,000  Elmira GO                                             5.000      10/01/2018     10/01/2017 1          503,571
----------------------------------------------------------------------------------------------------------------------------
     505,000  Elmira GO                                             5.000      10/01/2019     10/01/2017 1          523,468
----------------------------------------------------------------------------------------------------------------------------
   1,875,000  Erie County GO                                        5.500      06/15/2025     06/15/2006 1        1,903,388
----------------------------------------------------------------------------------------------------------------------------
   2,510,000  Erie County GO                                        5.625      06/15/2020     06/15/2006 1        2,549,432
----------------------------------------------------------------------------------------------------------------------------
   1,300,000  Erie County IDA
              (Buffalo City School District)                        5.750      05/01/2025     05/01/2014 1        1,466,725
----------------------------------------------------------------------------------------------------------------------------
   6,500,000  Erie County IDA
              (Buffalo City School District)                        5.750      05/01/2026     05/01/2014 1        7,333,625
----------------------------------------------------------------------------------------------------------------------------
   1,915,000  Erie County IDA (Medaille College)                    6.875      10/01/2013     11/04/2010 2        1,975,552
----------------------------------------------------------------------------------------------------------------------------
     460,000  Erie County IDA (Medaille College)                    7.250      11/01/2010     12/22/2008 2          472,912
----------------------------------------------------------------------------------------------------------------------------
  29,615,000  Erie County Tobacco Asset
              Securitization Corp.                                  5.000      06/01/2031     03/22/2017 2       28,803,845
----------------------------------------------------------------------------------------------------------------------------
  35,000,000  Erie County Tobacco Asset
              Securitization Corp.                                  5.000      06/01/2038     08/15/2020 2       33,147,800
----------------------------------------------------------------------------------------------------------------------------
   1,635,000  Erie County Tobacco Asset
              Securitization Corp.                                  5.750      07/15/2013     07/15/2010 4        1,804,566
----------------------------------------------------------------------------------------------------------------------------
     785,000  Erie County Tobacco Asset
              Securitization Corp.                                  5.750      07/15/2014     07/15/2010 4          866,412
----------------------------------------------------------------------------------------------------------------------------
   7,825,000  Erie County Tobacco Asset
              Securitization Corp.                                  6.000      07/15/2020     07/15/2010 4        8,718,067
----------------------------------------------------------------------------------------------------------------------------
   3,025,000  Erie County Tobacco Asset
              Securitization Corp.                                  6.750      07/15/2040 7   07/15/2010 4        3,463,444
----------------------------------------------------------------------------------------------------------------------------
   1,250,000  Essex County IDA
              (International Paper Company)                         5.800      12/01/2019     12/01/2007 1        1,278,238
----------------------------------------------------------------------------------------------------------------------------
     690,000  Essex County IDA (North Country
              Community College Foundation)                         4.600      06/01/2015     12/25/2013 2          687,626
----------------------------------------------------------------------------------------------------------------------------
      25,000  Fairport GO                                           5.000      05/15/2006     05/15/2006             25,039
----------------------------------------------------------------------------------------------------------------------------
     540,000  Franklin County IDA (North Country
              Community College Foundation)                         4.600      06/01/2015     12/24/2013 2          538,142
----------------------------------------------------------------------------------------------------------------------------
     805,000  Franklin County IDA COP                               8.125      08/01/2006     08/01/2006 2          807,890
----------------------------------------------------------------------------------------------------------------------------
      70,000  Freeport Union Free School District                   5.250      03/15/2028     03/15/2011 1           73,854
----------------------------------------------------------------------------------------------------------------------------
   1,000,000  Grand Central BID
              (Grand Central District Management)                   5.000      01/01/2021     01/01/2014 1        1,049,390
----------------------------------------------------------------------------------------------------------------------------
     500,000  Grand Central BID
              (Grand Central District Management)                   5.000      01/01/2022     01/01/2014 1          523,660
----------------------------------------------------------------------------------------------------------------------------
     500,000  Hempstead GO                                          5.000      07/01/2018     07/01/2014 1          514,830
----------------------------------------------------------------------------------------------------------------------------
   1,195,000  Hempstead GO                                          5.000      07/01/2019     07/01/2014 1        1,228,329
----------------------------------------------------------------------------------------------------------------------------
   1,635,000  Hempstead GO                                          5.250      07/01/2023     07/01/2014 1        1,705,583


                    24 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                               EFFECTIVE
   PRINCIPAL                                                                                   MATURITY*              VALUE
      AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  1,730,000  Hempstead GO                                          5.250%     07/01/2024     07/01/2014 1   $    1,801,605
----------------------------------------------------------------------------------------------------------------------------
   1,700,000  Hempstead IDA (Adelphi University)                    5.750      06/01/2022 7   06/01/2012 1        1,861,364
----------------------------------------------------------------------------------------------------------------------------
   1,350,000  Hempstead IDA (Hofstra University)                    5.800      07/01/2015     07/01/2006 1        1,393,943
----------------------------------------------------------------------------------------------------------------------------
   1,300,000  Herkimer County IDA (Burrows Paper) 8                 8.000      01/01/2009     01/16/2008 2        1,290,731
----------------------------------------------------------------------------------------------------------------------------
     585,000  Herkimer County IDA (College Foundation)              5.850      11/01/2010     12/11/2008 2          617,251
----------------------------------------------------------------------------------------------------------------------------
   1,715,000  Herkimer Hsg. Authority                               7.150      03/01/2011     09/01/2006 1        1,750,020
----------------------------------------------------------------------------------------------------------------------------
     180,000  Hudson IDA (Have, Inc.)                               7.125      12/01/2007     03/21/2007 2          179,147
----------------------------------------------------------------------------------------------------------------------------
     400,000  Hudson IDA (Hudson Fabrics)                           6.000      11/01/2012     11/27/2009 2          406,336
----------------------------------------------------------------------------------------------------------------------------
      25,000  Islip Res Rec                                         6.500      07/01/2009     07/01/2006 1           25,828
----------------------------------------------------------------------------------------------------------------------------
   2,990,000  Islip Res Rec, Series E                               5.625      07/01/2017     07/01/2014 1        3,284,665
----------------------------------------------------------------------------------------------------------------------------
   1,175,000  Islip Res Rec, Series E                               5.750      07/01/2019     07/01/2014 1        1,302,123
----------------------------------------------------------------------------------------------------------------------------
     250,000  Jamestown GO                                          5.000      08/01/2024     08/01/2014 1          259,443
----------------------------------------------------------------------------------------------------------------------------
     250,000  Jamestown GO                                          5.000      08/01/2025     08/01/2014 1          258,903
----------------------------------------------------------------------------------------------------------------------------
   2,140,000  Jamestown Hsg. Authority                              6.125      07/01/2010     08/27/2008 2        2,114,406
----------------------------------------------------------------------------------------------------------------------------
   1,000,000  Kenmore Hsg. Authority (SUNY at Buffalo)              5.500      08/01/2024     08/01/2011 1        1,059,540
----------------------------------------------------------------------------------------------------------------------------
  47,445,000  L.I. Power Authority                                  5.750      12/01/2024 7   06/01/2008 1       50,362,868
----------------------------------------------------------------------------------------------------------------------------
   7,965,000  L.I. Power Authority, Series A                        5.000      12/01/2018     06/01/2008 1        8,327,089
----------------------------------------------------------------------------------------------------------------------------
   5,095,000  L.I. Power Authority, Series A                        5.125      12/01/2016     06/01/2008 1        5,348,527
----------------------------------------------------------------------------------------------------------------------------
  46,475,000  L.I. Power Authority, Series A                        5.125      12/01/2022 7   06/01/2008 1       48,704,871
----------------------------------------------------------------------------------------------------------------------------
   4,500,000  L.I. Power Authority, Series A                        5.250      12/01/2026 7   06/01/2008 1        4,703,625
----------------------------------------------------------------------------------------------------------------------------
  19,885,000  L.I. Power Authority, Series A                        5.250      12/01/2026     06/01/2008 1       20,844,252
----------------------------------------------------------------------------------------------------------------------------
   7,000,000  L.I. Power Authority, Series A                        5.250      12/01/2026     06/01/2008 1        7,337,680
----------------------------------------------------------------------------------------------------------------------------
     150,000  L.I. Power Authority, Series A                        5.300      12/01/2019     06/01/2008 1          157,977
----------------------------------------------------------------------------------------------------------------------------
      40,000  L.I. Power Authority, Series A                        5.300      12/01/2019     06/01/2008 1           42,146
----------------------------------------------------------------------------------------------------------------------------
      15,000  L.I. Power Authority, Series A                        5.500      12/01/2023     06/01/2008 1           15,867
----------------------------------------------------------------------------------------------------------------------------
  12,365,000  L.I. Power Authority, Series C                        5.500      09/01/2020     03/01/2008 1       12,794,684
----------------------------------------------------------------------------------------------------------------------------
   2,210,000  Livingston County IDA
              (Nicholas H. Noyes Memorial Hospital)                 5.875      07/01/2022     07/01/2010 1        2,317,030
----------------------------------------------------------------------------------------------------------------------------
   1,010,000  Livingston County IDA
              (Nicholas H. Noyes Memorial Hospital)                 6.000      07/01/2030     07/01/2010 1        1,057,723
----------------------------------------------------------------------------------------------------------------------------
   3,950,000  Lockport HDC                                          6.000      10/01/2018 7   10/01/2008 1        4,020,310
----------------------------------------------------------------------------------------------------------------------------
      75,000  Lowville GO                                           7.200      09/15/2007     09/15/2007             79,488
----------------------------------------------------------------------------------------------------------------------------
     345,000  Madison County IDA
              (Morrisville Auxillary Service Corp.)                 6.750      07/01/2007     09/17/2006 2          352,380
----------------------------------------------------------------------------------------------------------------------------
   2,065,000  Madison County IDA
              (Morrisville State College Foundation)                5.000      06/01/2022     06/01/2016 1        2,193,319
----------------------------------------------------------------------------------------------------------------------------
   2,260,000  Madison County IDA
              (Oneida Healthcare Center)                            5.500      02/01/2016     02/01/2011 1        2,408,821
----------------------------------------------------------------------------------------------------------------------------
     165,000  Medina Hsg. Corp.                                     8.250      08/15/2011 7   02/15/2006 1          165,360
----------------------------------------------------------------------------------------------------------------------------
     415,000  Middletown IDA
              (Southwinds Retirement Home)                          5.875      03/01/2007     09/06/2006 2          414,938
----------------------------------------------------------------------------------------------------------------------------
   4,585,000  Monroe County COP                                     8.050      01/01/2011 7   07/01/2006 1        4,758,772


                    25 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                               EFFECTIVE
   PRINCIPAL                                                                                   MATURITY*              VALUE
      AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     50,000  Monroe County GO                                      5.000%     06/01/2017     06/01/2007 1   $       50,984
----------------------------------------------------------------------------------------------------------------------------
      40,000  Monroe County GO                                      6.100      03/01/2008     03/01/2006 1           40,172
----------------------------------------------------------------------------------------------------------------------------
     640,000  Monroe County IDA (Canal Ponds)                       7.000      06/15/2013 7   06/15/2006 1          665,677
----------------------------------------------------------------------------------------------------------------------------
      25,000  Monroe County IDA
              (Collegiate Hsg. Foundation-RIT)                      5.000      04/01/2010     04/01/2010 1           25,342
----------------------------------------------------------------------------------------------------------------------------
     215,000  Monroe County IDA
              (Dayton Rogers Manufacturing)                         5.850      12/01/2006     12/01/2006 2          213,239
----------------------------------------------------------------------------------------------------------------------------
   1,285,000  Monroe County IDA
              (DePaul Community Facilities)                         6.500      02/01/2024 7   02/01/2006 1        1,287,891
----------------------------------------------------------------------------------------------------------------------------
     405,000  Monroe County IDA (DePaul Properties)                 5.900      09/01/2007     03/09/2007 2          400,808
----------------------------------------------------------------------------------------------------------------------------
      65,000  Monroe County IDA
              (Jewish Home of Rochester Senior Hsg.)                5.900      04/01/2006     04/01/2006             65,267
----------------------------------------------------------------------------------------------------------------------------
      75,000  Monroe County IDA
              (Jewish Home of Rochester Senior Hsg.)                6.100      04/01/2008     04/01/2007 1           77,603
----------------------------------------------------------------------------------------------------------------------------
     110,000  Monroe County IDA
              (Jewish Home of Rochester Senior Hsg.)                6.200      04/01/2009     04/01/2007 1          113,959
----------------------------------------------------------------------------------------------------------------------------
      75,000  Monroe County IDA
              (Nazareth College of Rochester)                       5.250      10/01/2021     10/01/2011 1           80,805
----------------------------------------------------------------------------------------------------------------------------
   1,475,000  Monroe County IDA
              (Parma Senior Hsg. Assoc.)                            6.500      12/01/2010     06/01/2007 1        1,476,180
----------------------------------------------------------------------------------------------------------------------------
     285,000  Monroe County IDA (Piano Works)                       6.625      11/01/2006     11/01/2006 2          285,761
----------------------------------------------------------------------------------------------------------------------------
   2,235,000  Monroe County IDA
              (West End Business Center)                            5.125      12/01/2014     05/29/2011 5        2,249,907
----------------------------------------------------------------------------------------------------------------------------
     330,000  Monroe County Tobacco Asset
              Securitization Corp.                                  5.875      06/01/2014     06/01/2010 4          365,254
----------------------------------------------------------------------------------------------------------------------------
  16,865,000  Monroe County Tobacco Asset
              Securitization Corp.                                  6.150      06/01/2025     06/01/2010 4       18,850,854
----------------------------------------------------------------------------------------------------------------------------
      60,000  Monroe County Water Authority                         5.250      08/01/2011     02/01/2006 1           60,101
----------------------------------------------------------------------------------------------------------------------------
     285,000  Monroe Newpower Corp.                                 4.500      01/01/2011     10/01/2010 2          289,272
----------------------------------------------------------------------------------------------------------------------------
     155,000  Monroe Newpower Corp.                                 4.700      01/01/2012     10/01/2011 2          158,373
----------------------------------------------------------------------------------------------------------------------------
     410,000  Monroe Newpower Corp.                                 4.800      01/01/2013     10/01/2012 2          420,910
----------------------------------------------------------------------------------------------------------------------------
   7,800,000  Monroe Newpower Corp.                                 6.375      01/01/2024     07/01/2009 1        8,339,526
----------------------------------------------------------------------------------------------------------------------------
     730,000  Montgomery County IDA (ASMF) 8,9                      6.500      01/15/2005     06/15/2006 1          109,500
----------------------------------------------------------------------------------------------------------------------------
     280,000  Mount Vernon IDA (Kings Court)                        5.125      12/01/2023     12/01/2015 1          288,890
----------------------------------------------------------------------------------------------------------------------------
     975,000  Mount Vernon IDA (Macedonia Towers)                   5.125      12/01/2023     12/01/2015 1        1,005,956
----------------------------------------------------------------------------------------------------------------------------
     285,000  Mount Vernon IDA (Meadowview)                         6.000      06/01/2009     12/28/2007 2          291,686
----------------------------------------------------------------------------------------------------------------------------
     270,000  Mount Vernon IDA (Section 8), Series A                3.250      12/01/2007     12/01/2007            268,034
----------------------------------------------------------------------------------------------------------------------------
     280,000  Mount Vernon IDA (Section 8), Series A                3.500      06/01/2008     06/01/2008            277,463
----------------------------------------------------------------------------------------------------------------------------
   5,275,000  Mount Vernon IDA (Section 8), Series A                5.250      12/01/2014 7   06/01/2008 1        5,425,496
----------------------------------------------------------------------------------------------------------------------------
      30,000  MTA Commuter Facilities
              (Grand Central Terminal)                              5.500      07/01/2012     07/01/2006 4           30,326
----------------------------------------------------------------------------------------------------------------------------
      25,000  MTA Commuter Facilities, Series 7                     5.625      07/01/2016 7   07/01/2006 4           25,292
----------------------------------------------------------------------------------------------------------------------------
      10,000  MTA Commuter Facilities, Series B                     5.000      07/01/2017     07/01/2009 4           10,447


                    26 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                               EFFECTIVE
   PRINCIPAL                                                                                   MATURITY*              VALUE
      AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     20,000  MTA Commuter Facilities, Series B                     5.125%     07/01/2024     07/01/2007 1   $       20,925
----------------------------------------------------------------------------------------------------------------------------
       5,000  MTA Commuter Facilities, Series D                     5.000      07/01/2016     07/01/2007 4            5,169
----------------------------------------------------------------------------------------------------------------------------
     145,000  MTA Service Contract, Series 3                        7.375      07/01/2008     07/18/2007 2          153,148
----------------------------------------------------------------------------------------------------------------------------
   8,500,000  MTA Service Contract, Series A                        5.125      01/01/2024     07/01/2012 1        9,032,780
----------------------------------------------------------------------------------------------------------------------------
  29,400,000  MTA Service Contract, Series A                        5.125      01/01/2029     07/01/2012 1       31,002,006
----------------------------------------------------------------------------------------------------------------------------
  15,350,000  MTA Service Contract, Series A                        5.750      07/01/2031     07/01/2012 1       16,930,129
----------------------------------------------------------------------------------------------------------------------------
  11,075,000  MTA, Series A                                         5.500      11/15/2026     11/15/2012 1       12,057,463
----------------------------------------------------------------------------------------------------------------------------
  25,000,000  MTA, Series A                                         5.750      11/15/2032     11/15/2012 1       27,621,500
----------------------------------------------------------------------------------------------------------------------------
      55,000  MTA, Series B                                         5.000      07/01/2020 7   07/01/2007 1           57,457
----------------------------------------------------------------------------------------------------------------------------
   2,000,000  MTA, Series B-2                                       5.000      07/01/2017     07/01/2007 1        2,089,340
----------------------------------------------------------------------------------------------------------------------------
      50,000  MTA, Series E                                         5.500      11/15/2021     11/15/2012 1           54,845
----------------------------------------------------------------------------------------------------------------------------
      50,000  Municipal Assistance Corp. for Troy, NY               5.000      01/15/2016     01/15/2007 1           51,616
----------------------------------------------------------------------------------------------------------------------------
     300,000  Nassau County Bridge Authority                        5.250      10/01/2026     10/01/2007 1          314,652
----------------------------------------------------------------------------------------------------------------------------
     680,000  Nassau County IDA (ACDS)                              6.000      12/01/2019     12/02/2016 1          697,768
----------------------------------------------------------------------------------------------------------------------------
     505,000  Nassau County IDA (ALIA-ACDS)                         7.000      10/01/2016     11/01/2011 1          545,299
----------------------------------------------------------------------------------------------------------------------------
     970,000  Nassau County IDA (ALIA-ACLD)                         5.750      09/01/2011     09/03/2009 2          993,629
----------------------------------------------------------------------------------------------------------------------------
     755,000  Nassau County IDA (ALIA-CMA)                          7.000      10/01/2016     11/01/2011 1          815,249
----------------------------------------------------------------------------------------------------------------------------
     580,000  Nassau County IDA (ALIA-CRR)                          7.000      10/01/2016     11/01/2011 1          626,284
----------------------------------------------------------------------------------------------------------------------------
     130,000  Nassau County IDA (ALIA-FREE)                         7.000      10/01/2016     11/01/2011 1          140,374
----------------------------------------------------------------------------------------------------------------------------
     530,000  Nassau County IDA (ALIA-HKSB)                         7.000      10/01/2016     11/01/2011 1          572,294
----------------------------------------------------------------------------------------------------------------------------
   2,455,000  Nassau County IDA (CSMR)                              6.000      12/01/2019     12/03/2016 1        2,519,149
----------------------------------------------------------------------------------------------------------------------------
     320,000  Nassau County IDA
              (Engel Burman Senior Hsg.)                            6.750      05/01/2017     05/07/2013 1          332,374
----------------------------------------------------------------------------------------------------------------------------
     215,000  Nassau County IDA
              (Engel Burman Senior Hsg.)                            6.750      05/01/2017     05/07/2013 1          223,314
----------------------------------------------------------------------------------------------------------------------------
     370,000  Nassau County IDA
              (Engel Burman Senior Hsg.)                            6.750      05/01/2017     11/01/2011 1          384,308
----------------------------------------------------------------------------------------------------------------------------
     395,000  Nassau County IDA
              (Engel Burman Senior Hsg.)                            6.750      05/01/2017     11/01/2011 1          410,275
----------------------------------------------------------------------------------------------------------------------------
     570,000  Nassau County IDA
              (Engel Burman Senior Hsg.) 10                         6.750      05/01/2017     11/01/2011 1          592,042
----------------------------------------------------------------------------------------------------------------------------
     845,000  Nassau County IDA
              (Epilepsy Foundation of Long Island)                  6.000      12/01/2019     12/05/2016 1          867,215
----------------------------------------------------------------------------------------------------------------------------
     225,000  Nassau County IDA (North Shore CFGA)                  5.750      05/01/2008     05/17/2007 2          229,068
----------------------------------------------------------------------------------------------------------------------------
     445,000  Nassau County IDA (United Cerebral Palsy)             5.750      11/01/2007     03/15/2007 2          447,812
----------------------------------------------------------------------------------------------------------------------------
   1,860,000  Nassau County IDA (United Cerebral Palsy)             5.750      11/01/2009     05/06/2008 2        1,855,945
----------------------------------------------------------------------------------------------------------------------------
     545,000  Nassau County IDA (WORC)                              6.000      12/01/2019     12/01/2016 1          559,328
----------------------------------------------------------------------------------------------------------------------------
     150,000  Nassau County IDA, Series C                           6.000      12/01/2019     12/04/2016 1          153,944
----------------------------------------------------------------------------------------------------------------------------
     600,000  Nassau County Interim Finance Authority               5.125      11/15/2021     11/15/2006 1          616,146
----------------------------------------------------------------------------------------------------------------------------
     645,000  Nassau County Tobacco Settlement Corp.                5.625      07/15/2015     07/15/2006 6          661,944
----------------------------------------------------------------------------------------------------------------------------
   3,115,000  Nassau County Tobacco Settlement Corp.                5.700      07/15/2015     07/15/2007 6        3,247,076
----------------------------------------------------------------------------------------------------------------------------
     590,000  Nassau County Tobacco Settlement Corp.                5.750      07/15/2016     07/15/2007 6          615,671


                    27 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                               EFFECTIVE
   PRINCIPAL                                                                                   MATURITY*              VALUE
      AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  3,550,000  Nassau County Tobacco Settlement Corp.                5.875%     07/15/2016     07/15/2008 6   $    3,755,723
----------------------------------------------------------------------------------------------------------------------------
     725,000  Nassau County Tobacco Settlement Corp.                6.000      07/15/2017     07/15/2009 6          769,957
----------------------------------------------------------------------------------------------------------------------------
      25,000  Nassau County Tobacco Settlement Corp.                6.000      07/15/2018     07/15/2009 1           26,517
----------------------------------------------------------------------------------------------------------------------------
   5,440,000  Nassau County Tobacco Settlement Corp.                6.125      07/15/2018     07/15/2009 1        5,763,789
----------------------------------------------------------------------------------------------------------------------------
     125,000  Nassau County Tobacco Settlement Corp.                6.200      07/15/2018     07/15/2009 1          132,739
----------------------------------------------------------------------------------------------------------------------------
   2,215,000  Nassau County Tobacco Settlement Corp.                6.250      07/15/2019 7   07/15/2009 1        2,348,277
----------------------------------------------------------------------------------------------------------------------------
   4,530,000  Nassau County Tobacco Settlement Corp.                6.250      07/15/2019     07/15/2009 1        4,802,570
----------------------------------------------------------------------------------------------------------------------------
   3,620,000  Nassau County Tobacco Settlement Corp.                6.250      07/15/2020     07/15/2009 1        3,837,815
----------------------------------------------------------------------------------------------------------------------------
   4,125,000  Nassau County Tobacco Settlement Corp.                6.250      07/15/2020 7   07/15/2009 1        4,373,201
----------------------------------------------------------------------------------------------------------------------------
   2,255,000  Nassau County Tobacco Settlement Corp.                6.250      07/15/2021     07/15/2009 1        2,383,107
----------------------------------------------------------------------------------------------------------------------------
   4,925,000  Nassau County Tobacco Settlement Corp.                6.300      07/15/2021     07/15/2009 1        5,212,719
----------------------------------------------------------------------------------------------------------------------------
   1,320,000  Nassau County Tobacco Settlement Corp.                6.300      07/15/2022     07/15/2009 1        1,394,910
----------------------------------------------------------------------------------------------------------------------------
  23,175,000  Nassau County Tobacco Settlement Corp.                6.400      07/15/2033     07/15/2009 1       24,367,817
----------------------------------------------------------------------------------------------------------------------------
  15,050,000  Nassau County Tobacco Settlement Corp.                6.500      07/15/2027     07/15/2009 1       15,922,900
----------------------------------------------------------------------------------------------------------------------------
  48,005,000  Nassau County Tobacco Settlement Corp.                6.600      07/15/2039     07/15/2009 1       50,783,529
----------------------------------------------------------------------------------------------------------------------------
     330,000  Nassau IDA (EBS North Hills LLC)                      7.000      11/01/2013     09/28/2010 2          348,275
----------------------------------------------------------------------------------------------------------------------------
     155,000  Nassau IDA (EBS North Hills LLC)                      7.000      11/01/2013     06/28/2010 2          155,758
----------------------------------------------------------------------------------------------------------------------------
     200,000  Nassau IDA (EBS North Hills LLC)                      7.000      11/01/2013     06/28/2010 2          200,978
----------------------------------------------------------------------------------------------------------------------------
     290,000  Nassau IDA (EBS North Hills LLC)                      7.000      11/01/2013     06/28/2010 2          291,436
----------------------------------------------------------------------------------------------------------------------------
     215,000  Nassau IDA (EBS North Hills LLC)                      7.000      11/01/2013     09/28/2010 2          216,051
----------------------------------------------------------------------------------------------------------------------------
     215,000  Nassau IDA (EBS North Hills LLC)                      7.000      11/01/2013     06/28/2010 2          216,051
----------------------------------------------------------------------------------------------------------------------------
      55,000  New Hartford-Sunset Wood Funding Corp.                5.950      08/01/2027     08/01/2007 1           57,077
----------------------------------------------------------------------------------------------------------------------------
   1,345,000  New Rochelle IDA (College of New Rochelle)            5.500      07/01/2019     07/01/2009 1        1,414,967
----------------------------------------------------------------------------------------------------------------------------
     355,000  New Rochelle Municipal Hsg. Authority,
              Series A                                              5.000      12/01/2008     09/20/2007 2          363,460
----------------------------------------------------------------------------------------------------------------------------
      85,000  New Rochelle Municipal Hsg. Authority,
              Series B                                              6.500      12/01/2014     12/01/2008 4           93,138
----------------------------------------------------------------------------------------------------------------------------
   1,575,000  Newark-Wayne Community Hospital                       7.600      09/01/2015     10/06/2011 2        1,574,984
----------------------------------------------------------------------------------------------------------------------------
      10,000  Newburgh GO                                           7.600      04/01/2008     04/01/2006 1           10,108
----------------------------------------------------------------------------------------------------------------------------
   1,445,000  Newburgh IDA (Bourne & Kenney
              Redevelopment Company)                                5.650      08/01/2020 7   08/01/2009 1        1,512,019
----------------------------------------------------------------------------------------------------------------------------
     150,000  Niagara County IDA
              (American Ref-Fuel Company)                           5.550      11/15/2024     11/15/2011 1          157,364
----------------------------------------------------------------------------------------------------------------------------
  13,725,000  Niagara County IDA (Niagara Falls
              Memorial Medical Center)                              5.500      11/01/2035     12/28/2007 3       13,878,720
----------------------------------------------------------------------------------------------------------------------------
   5,000,000  Niagara County IDA (Solid Waste Disposal)             5.450      11/15/2025     11/15/2012 1        5,269,450
----------------------------------------------------------------------------------------------------------------------------
   7,175,000  Niagara County IDA (Solid Waste Disposal)             5.550      11/15/2024     11/15/2011 1        7,574,648
----------------------------------------------------------------------------------------------------------------------------
   9,850,000  Niagara County IDA (Solid Waste Disposal)             5.625      11/15/2024     11/15/2012 1       10,400,123
----------------------------------------------------------------------------------------------------------------------------
     170,000  Niagara County Tobacco Asset
              Securitization Corp.                                  5.375      05/15/2018     05/15/2009 6          174,386
----------------------------------------------------------------------------------------------------------------------------
     175,000  Niagara County Tobacco Asset
              Securitization Corp.                                  5.500      05/15/2019     05/15/2011 1          180,124


                    28 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                               EFFECTIVE
   PRINCIPAL                                                                                   MATURITY*              VALUE
      AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     50,000  Niagara County Tobacco Asset
              Securitization Corp.                                  5.500%     05/15/2020     05/15/2011 1   $       51,412
----------------------------------------------------------------------------------------------------------------------------
   1,175,000  Niagara County Tobacco Asset
              Securitization Corp.                                  5.875      05/15/2022     05/15/2011 1        1,226,230
----------------------------------------------------------------------------------------------------------------------------
     795,000  Niagara County Tobacco Asset
              Securitization Corp.                                  6.250      05/15/2034     11/15/2010 1          838,844
----------------------------------------------------------------------------------------------------------------------------
     870,000  Niagara County Tobacco Asset
              Securitization Corp.                                  6.250      05/15/2040     05/15/2010 1          917,981
----------------------------------------------------------------------------------------------------------------------------
  11,995,000  Niagara County Tobacco Asset
              Securitization Corp.                                  6.750      05/15/2029 7   05/15/2010 1       12,913,817
----------------------------------------------------------------------------------------------------------------------------
      10,000  Niagara Falls HDC (Niagara Towers)                    5.150      10/01/2010     10/01/2008 1           10,305
----------------------------------------------------------------------------------------------------------------------------
   1,000,000  Niagara Falls Public Water Authority                  5.500      07/15/2034     07/15/2015 1        1,102,060
----------------------------------------------------------------------------------------------------------------------------
   5,340,000  Niagara Frontier Transportation Authority
              (Buffalo Niagara International Airport)               5.625      04/01/2029 7   04/01/2009 1        5,658,050
----------------------------------------------------------------------------------------------------------------------------
     210,000  Niagara Frontier Transportation Authority
              (Buffalo Niagara International Airport)               5.750      04/01/2019     04/01/2009 1          225,901
----------------------------------------------------------------------------------------------------------------------------
     610,000  North Babylon Volunteer Fire Company                  5.750      08/01/2022     08/01/2007 1          648,717
----------------------------------------------------------------------------------------------------------------------------
   2,310,000  NY Counties Tobacco Trust I                           5.800      06/01/2023     05/08/2007 5        2,549,732
----------------------------------------------------------------------------------------------------------------------------
     940,000  NY Counties Tobacco Trust I                           5.800      06/01/2023     05/08/2007 5          964,290
----------------------------------------------------------------------------------------------------------------------------
   9,625,000  NY Counties Tobacco Trust I                           6.300      06/01/2019 7   06/01/2010 4       10,815,324
----------------------------------------------------------------------------------------------------------------------------
   4,670,000  NY Counties Tobacco Trust I                           6.300      06/01/2019 7   06/01/2010 1        4,976,912
----------------------------------------------------------------------------------------------------------------------------
   8,650,000  NY Counties Tobacco Trust I                           6.500      06/01/2035     06/01/2010 4        9,790,070
----------------------------------------------------------------------------------------------------------------------------
   4,170,000  NY Counties Tobacco Trust I                           6.500      06/01/2035     06/01/2010 1        4,442,635
----------------------------------------------------------------------------------------------------------------------------
   6,830,000  NY Counties Tobacco Trust I                           6.625      06/01/2042 7   06/01/2010 4        7,764,890
----------------------------------------------------------------------------------------------------------------------------
   3,295,000  NY Counties Tobacco Trust I                           6.625      06/01/2042 7   06/01/2010 1        3,540,082
----------------------------------------------------------------------------------------------------------------------------
  25,920,000  NY Counties Tobacco Trust II (TASC)                   5.250      06/01/2025     11/17/2010 5       26,221,450
----------------------------------------------------------------------------------------------------------------------------
     150,000  NY Counties Tobacco Trust II (TASC)                   5.500      06/01/2011     06/01/2011            159,695
----------------------------------------------------------------------------------------------------------------------------
     570,000  NY Counties Tobacco Trust II (TASC)                   5.625      06/01/2035     06/01/2012 1          580,408
----------------------------------------------------------------------------------------------------------------------------
   1,055,000  NY Counties Tobacco Trust II (TASC)                   5.750      06/01/2013     06/01/2011 1        1,129,462
----------------------------------------------------------------------------------------------------------------------------
   1,925,000  NY Counties Tobacco Trust II (TASC)                   5.750      06/01/2014     06/01/2011 1        2,045,563
----------------------------------------------------------------------------------------------------------------------------
     235,000  NY Counties Tobacco Trust II (TASC)                   5.750      06/01/2043     06/01/2012 1          240,358
----------------------------------------------------------------------------------------------------------------------------
   2,120,000  NY Counties Tobacco Trust II (TASC)                   6.000      06/01/2015     06/01/2011 1        2,267,425
----------------------------------------------------------------------------------------------------------------------------
   2,330,000  NY Counties Tobacco Trust II (TASC)                   6.000      06/01/2016     06/01/2011 1        2,480,518
----------------------------------------------------------------------------------------------------------------------------
  13,985,000  NY Counties Tobacco Trust III                         5.000      06/01/2027     02/03/2009 5       14,337,142
----------------------------------------------------------------------------------------------------------------------------
   4,980,000  NY Counties Tobacco Trust III                         5.750      06/01/2033     09/26/2012 5        5,194,837
----------------------------------------------------------------------------------------------------------------------------
  16,360,000  NY Counties Tobacco Trust III                         6.000      06/01/2043     06/01/2013 1       17,212,847
----------------------------------------------------------------------------------------------------------------------------
   5,090,000  NY Counties Tobacco Trust IV 10                       4.250      06/01/2021     07/14/2011 2        5,013,396
----------------------------------------------------------------------------------------------------------------------------
  38,400,000  NY Counties Tobacco Trust IV (TASC)                   0.000      06/01/2041     08/03/2019 2       29,597,184
----------------------------------------------------------------------------------------------------------------------------
   2,275,000  NY Counties Tobacco Trust IV (TASC)                   4.750      06/01/2026     07/23/2014 2        2,206,909
----------------------------------------------------------------------------------------------------------------------------
  38,400,000  NY Counties Tobacco Trust IV (TASC)                   6.650      06/01/2041     06/01/2010 1        8,224,896
----------------------------------------------------------------------------------------------------------------------------
      10,000  NYC GO                                                0.000 11   08/01/2024     08/01/2007 1            9,869
----------------------------------------------------------------------------------------------------------------------------
      20,000  NYC GO                                                0.000 11   11/15/2037     11/15/2009 1           18,348


                    29 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                               EFFECTIVE
   PRINCIPAL                                                                                   MATURITY*              VALUE
      AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     15,000  NYC GO                                                5.000%     08/01/2015     08/01/2008 1   $       15,617
----------------------------------------------------------------------------------------------------------------------------
      20,000  NYC GO                                                5.000      08/15/2016     08/15/2008 1           20,761
----------------------------------------------------------------------------------------------------------------------------
     115,000  NYC GO                                                5.000      08/01/2018     02/01/2008 1          118,804
----------------------------------------------------------------------------------------------------------------------------
      50,000  NYC GO                                                5.000      08/15/2018     08/15/2008 1           51,904
----------------------------------------------------------------------------------------------------------------------------
   1,055,000  NYC GO                                                5.000      12/01/2018     12/01/2014 1        1,112,793
----------------------------------------------------------------------------------------------------------------------------
   6,160,000  NYC GO                                                5.000      08/01/2019     08/01/2015 1        6,498,061
----------------------------------------------------------------------------------------------------------------------------
      90,000  NYC GO                                                5.000      08/15/2019     08/15/2008 1           93,426
----------------------------------------------------------------------------------------------------------------------------
   4,000,000  NYC GO                                                5.000      12/01/2019     12/01/2014 1        4,207,000
----------------------------------------------------------------------------------------------------------------------------
   8,925,000  NYC GO                                                5.000      08/01/2020     08/01/2014 1        9,359,469
----------------------------------------------------------------------------------------------------------------------------
     500,000  NYC GO                                                5.000      03/15/2021     03/15/2009 1          514,185
----------------------------------------------------------------------------------------------------------------------------
   6,450,000  NYC GO                                                5.000      06/01/2021     06/01/2015 1        6,768,437
----------------------------------------------------------------------------------------------------------------------------
   3,000,000  NYC GO                                                5.000      08/01/2021     08/01/2014 1        3,137,280
----------------------------------------------------------------------------------------------------------------------------
   2,110,000  NYC GO                                                5.000      08/01/2021     08/01/2014 1        2,206,554
----------------------------------------------------------------------------------------------------------------------------
   9,000,000  NYC GO                                                5.000      08/01/2021     08/01/2015 1        9,450,630
----------------------------------------------------------------------------------------------------------------------------
   4,975,000  NYC GO                                                5.000      11/01/2021     11/01/2014 1        5,207,979
----------------------------------------------------------------------------------------------------------------------------
      80,000  NYC GO                                                5.000      08/01/2022     02/01/2009 1           82,102
----------------------------------------------------------------------------------------------------------------------------
      75,000  NYC GO                                                5.000      08/01/2022     02/01/2008 1           77,971
----------------------------------------------------------------------------------------------------------------------------
      25,000  NYC GO                                                5.000      08/01/2022     02/01/2008 1           25,531
----------------------------------------------------------------------------------------------------------------------------
      10,000  NYC GO                                                5.000      08/01/2022     08/01/2008 1           10,464
----------------------------------------------------------------------------------------------------------------------------
   1,000,000  NYC GO                                                5.000      08/01/2022     08/01/2015 1        1,047,670
----------------------------------------------------------------------------------------------------------------------------
      25,000  NYC GO                                                5.000      08/01/2022     08/01/2010 1           25,595
----------------------------------------------------------------------------------------------------------------------------
      55,000  NYC GO                                                5.000      08/15/2022     08/15/2008 1           56,318
----------------------------------------------------------------------------------------------------------------------------
      40,000  NYC GO                                                5.000      09/15/2022     09/15/2013 1           41,592
----------------------------------------------------------------------------------------------------------------------------
      15,000  NYC GO                                                5.000      05/15/2023     05/15/2008 1           15,653
----------------------------------------------------------------------------------------------------------------------------
     980,000  NYC GO                                                5.000      08/01/2023     02/01/2008 1        1,012,418
----------------------------------------------------------------------------------------------------------------------------
   1,000,000  NYC GO                                                5.000      08/01/2023     08/01/2015 1        1,045,280
----------------------------------------------------------------------------------------------------------------------------
     250,000  NYC GO                                                5.000      08/01/2023     08/01/2008 1          255,760
----------------------------------------------------------------------------------------------------------------------------
   2,830,000  NYC GO                                                5.000      08/01/2023     08/01/2015 1        2,958,142
----------------------------------------------------------------------------------------------------------------------------
   6,750,000  NYC GO                                                5.000      11/01/2023     11/01/2014 1        7,035,930
----------------------------------------------------------------------------------------------------------------------------
   3,840,000  NYC GO                                                5.000      12/01/2023     12/01/2014 1        4,004,006
----------------------------------------------------------------------------------------------------------------------------
      50,000  NYC GO                                                5.000      04/15/2024     04/15/2009 1           52,565
----------------------------------------------------------------------------------------------------------------------------
   1,000,000  NYC GO                                                5.000      08/01/2024     08/01/2015 1        1,043,690
----------------------------------------------------------------------------------------------------------------------------
   3,040,000  NYC GO                                                5.000      08/01/2024     08/01/2015 1        3,172,818
----------------------------------------------------------------------------------------------------------------------------
   8,000,000  NYC GO                                                5.000      08/01/2024     02/01/2016 1        8,364,080
----------------------------------------------------------------------------------------------------------------------------
   5,000,000  NYC GO                                                5.000      09/01/2024     09/01/2015 1        5,219,900
----------------------------------------------------------------------------------------------------------------------------
   3,635,000  NYC GO                                                5.000      12/01/2024     12/01/2014 1        3,784,798
----------------------------------------------------------------------------------------------------------------------------
  24,860,000  NYC GO                                                5.000      03/01/2025     03/01/2015 1       25,888,210
----------------------------------------------------------------------------------------------------------------------------
   6,000,000  NYC GO                                                5.000      06/01/2025     06/01/2015 1        6,253,800
----------------------------------------------------------------------------------------------------------------------------
   1,000,000  NYC GO                                                5.000      08/01/2025     08/01/2015 1        1,042,900
----------------------------------------------------------------------------------------------------------------------------
   6,920,000  NYC GO                                                5.000      08/01/2026     08/01/2015 1        7,211,401
----------------------------------------------------------------------------------------------------------------------------
   5,000,000  NYC GO                                                5.000      08/01/2026     08/01/2015 1        5,210,550


                    30 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                               EFFECTIVE
   PRINCIPAL                                                                                   MATURITY*              VALUE
      AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  4,000,000  NYC GO                                                5.000%     08/01/2026     08/01/2015 1   $    4,168,440
----------------------------------------------------------------------------------------------------------------------------
   1,830,000  NYC GO                                                5.000      11/01/2027     11/01/2014 1        1,899,375
----------------------------------------------------------------------------------------------------------------------------
      70,000  NYC GO                                                5.000      03/15/2029     03/15/2009 1           71,965
----------------------------------------------------------------------------------------------------------------------------
      10,000  NYC GO                                                5.000      04/15/2029     04/15/2009 1           10,294
----------------------------------------------------------------------------------------------------------------------------
     270,000  NYC GO                                                5.100      08/15/2027     08/15/2014 1          282,266
----------------------------------------------------------------------------------------------------------------------------
      25,000  NYC GO                                                5.125      08/01/2018     08/01/2008 1           26,020
----------------------------------------------------------------------------------------------------------------------------
      10,000  NYC GO                                                5.125      03/15/2019     03/15/2009 1           10,641
----------------------------------------------------------------------------------------------------------------------------
   8,360,000  NYC GO                                                5.125      08/01/2022     02/01/2009 1        8,678,182
----------------------------------------------------------------------------------------------------------------------------
     200,000  NYC GO                                                5.125      03/15/2025     03/15/2012 1          211,124
----------------------------------------------------------------------------------------------------------------------------
      55,000  NYC GO                                                5.125      08/01/2025     02/01/2008 1           56,315
----------------------------------------------------------------------------------------------------------------------------
      45,000  NYC GO                                                5.125      08/01/2025     08/01/2008 1           47,032
----------------------------------------------------------------------------------------------------------------------------
       5,000  NYC GO                                                5.125      08/01/2025     08/01/2008 4            5,270
----------------------------------------------------------------------------------------------------------------------------
     145,000  NYC GO                                                5.125      08/01/2025     08/01/2006 1          150,730
----------------------------------------------------------------------------------------------------------------------------
      10,000  NYC GO                                                5.125      03/01/2028     03/01/2008 1           10,410
----------------------------------------------------------------------------------------------------------------------------
      70,000  NYC GO                                                5.200      03/15/2028     03/15/2009 1           73,474
----------------------------------------------------------------------------------------------------------------------------
      50,000  NYC GO                                                5.250      08/15/2013     08/15/2008 1           52,579
----------------------------------------------------------------------------------------------------------------------------
      50,000  NYC GO                                                5.250      02/01/2014     02/01/2008 1           52,063
----------------------------------------------------------------------------------------------------------------------------
     175,000  NYC GO                                                5.250      08/01/2015     08/01/2007 1          181,150
----------------------------------------------------------------------------------------------------------------------------
      15,000  NYC GO                                                5.250      08/01/2016     08/01/2007 1           15,502
----------------------------------------------------------------------------------------------------------------------------
      25,000  NYC GO                                                5.250      08/01/2017     02/01/2008 1           26,028
----------------------------------------------------------------------------------------------------------------------------
      50,000  NYC GO                                                5.250      08/01/2020     08/01/2007 1           51,931
----------------------------------------------------------------------------------------------------------------------------
      45,000  NYC GO                                                5.250      08/01/2020     08/01/2007 1           46,534
----------------------------------------------------------------------------------------------------------------------------
     225,000  NYC GO                                                5.250      08/01/2021     08/01/2007 1          232,668
----------------------------------------------------------------------------------------------------------------------------
      10,000  NYC GO                                                5.250      11/15/2021 7   11/15/2007 4           10,456
----------------------------------------------------------------------------------------------------------------------------
      40,000  NYC GO                                                5.250      11/15/2021 7   11/15/2007 1           41,533
----------------------------------------------------------------------------------------------------------------------------
      25,000  NYC GO                                                5.250      01/15/2023     01/15/2013 1           26,453
----------------------------------------------------------------------------------------------------------------------------
   1,000,000  NYC GO                                                5.250      08/15/2024     08/15/2014 1        1,064,470
----------------------------------------------------------------------------------------------------------------------------
   5,110,000  NYC GO                                                5.250      08/15/2026     08/15/2014 1        5,447,005
----------------------------------------------------------------------------------------------------------------------------
     180,000  NYC GO                                                5.250      06/01/2027     06/01/2012 1          189,652
----------------------------------------------------------------------------------------------------------------------------
      50,000  NYC GO                                                5.250      01/15/2028     01/15/2013 1           52,812
----------------------------------------------------------------------------------------------------------------------------
     200,000  NYC GO                                                5.250      01/15/2033     01/15/2013 1          210,628
----------------------------------------------------------------------------------------------------------------------------
      20,000  NYC GO                                                5.300      08/01/2024     08/01/2008 1           20,997
----------------------------------------------------------------------------------------------------------------------------
     135,000  NYC GO                                                5.300      01/15/2026     01/15/2013 1          143,402
----------------------------------------------------------------------------------------------------------------------------
      20,000  NYC GO                                                5.350      08/01/2013     02/01/2008 1           20,919
----------------------------------------------------------------------------------------------------------------------------
   2,000,000  NYC GO                                                5.375      08/01/2015     08/01/2008 1        2,102,140
----------------------------------------------------------------------------------------------------------------------------
      50,000  NYC GO                                                5.375      08/01/2017     08/01/2010 1           53,935
----------------------------------------------------------------------------------------------------------------------------
     155,000  NYC GO                                                5.375      08/01/2017     08/01/2007 1          160,603
----------------------------------------------------------------------------------------------------------------------------
       5,000  NYC GO                                                5.375      11/15/2017     11/15/2007 1            5,204
----------------------------------------------------------------------------------------------------------------------------
       5,000  NYC GO                                                5.375      11/15/2017     11/15/2007 1            5,239
----------------------------------------------------------------------------------------------------------------------------
      10,000  NYC GO                                                5.375      08/01/2019     08/01/2009 1           10,616
----------------------------------------------------------------------------------------------------------------------------
      25,000  NYC GO                                                5.375      08/01/2019     02/01/2008 1           26,090


                    31 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                               EFFECTIVE
   PRINCIPAL                                                                                   MATURITY*              VALUE
      AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      5,000  NYC GO                                                5.375%     08/01/2020     08/01/2009 1   $        5,315
----------------------------------------------------------------------------------------------------------------------------
      25,000  NYC GO                                                5.375      08/01/2022     08/01/2007 1           25,920
----------------------------------------------------------------------------------------------------------------------------
      25,000  NYC GO                                                5.375      08/01/2022     08/01/2007 1           26,013
----------------------------------------------------------------------------------------------------------------------------
     305,000  NYC GO                                                5.375      03/01/2027     03/01/2013 1          325,899
----------------------------------------------------------------------------------------------------------------------------
     380,000  NYC GO                                                5.375      11/15/2027     11/15/2007 1          395,633
----------------------------------------------------------------------------------------------------------------------------
      20,000  NYC GO                                                5.500      08/01/2022     08/01/2007 1           20,881
----------------------------------------------------------------------------------------------------------------------------
     275,000  NYC GO                                                5.500      08/01/2022     08/01/2007 1          285,640
----------------------------------------------------------------------------------------------------------------------------
   7,700,000  NYC GO                                                5.500      06/01/2023     06/01/2013 1        8,314,383
----------------------------------------------------------------------------------------------------------------------------
   3,490,000  NYC GO                                                5.500      05/15/2024 7   05/15/2010 1        3,751,401
----------------------------------------------------------------------------------------------------------------------------
     480,000  NYC GO                                                5.500      02/15/2026     02/15/2006 1          488,942
----------------------------------------------------------------------------------------------------------------------------
     605,000  NYC GO                                                5.500      02/15/2026     02/15/2006 1          615,684
----------------------------------------------------------------------------------------------------------------------------
     165,000  NYC GO                                                5.500      02/15/2026     02/15/2006 1          167,871
----------------------------------------------------------------------------------------------------------------------------
      15,000  NYC GO                                                5.600      12/01/2010     06/01/2006 1           15,117
----------------------------------------------------------------------------------------------------------------------------
     125,000  NYC GO                                                5.700      08/15/2010     02/15/2006 1          126,500
----------------------------------------------------------------------------------------------------------------------------
     180,000  NYC GO                                                5.750      02/01/2012     02/01/2006 1          183,049
----------------------------------------------------------------------------------------------------------------------------
      10,000  NYC GO                                                5.750      05/15/2012     05/15/2006 1           10,020
----------------------------------------------------------------------------------------------------------------------------
      20,000  NYC GO                                                5.750      02/01/2015     02/01/2006 1           20,341
----------------------------------------------------------------------------------------------------------------------------
      20,000  NYC GO                                                5.750      02/01/2017     02/01/2006 4           20,341
----------------------------------------------------------------------------------------------------------------------------
   1,145,000  NYC GO                                                5.750      02/01/2017     02/01/2006 1        1,164,225
----------------------------------------------------------------------------------------------------------------------------
      50,000  NYC GO                                                5.750      02/01/2017     02/01/2006 1           50,853
----------------------------------------------------------------------------------------------------------------------------
   1,035,000  NYC GO                                                5.750      03/01/2018     03/01/2013 1        1,139,411
----------------------------------------------------------------------------------------------------------------------------
     500,000  NYC GO                                                5.750      08/01/2018     08/01/2012 1          551,270
----------------------------------------------------------------------------------------------------------------------------
     500,000  NYC GO                                                5.750      08/01/2018     08/01/2012 1          551,270
----------------------------------------------------------------------------------------------------------------------------
     195,000  NYC GO                                                5.750      02/01/2019     02/01/2006 1          198,274
----------------------------------------------------------------------------------------------------------------------------
      25,000  NYC GO                                                5.750      02/01/2020     02/01/2006 1           25,428
----------------------------------------------------------------------------------------------------------------------------
     500,000  NYC GO                                                5.750      03/01/2020     03/01/2013 1          549,790
----------------------------------------------------------------------------------------------------------------------------
   3,800,000  NYC GO                                                5.750      03/01/2021     03/01/2013 4        4,318,434
----------------------------------------------------------------------------------------------------------------------------
   1,210,000  NYC GO                                                5.750      03/01/2021     03/01/2013 1        1,331,278
----------------------------------------------------------------------------------------------------------------------------
     130,000  NYC GO                                                5.875      08/15/2013     08/15/2006 1          133,894
----------------------------------------------------------------------------------------------------------------------------
      55,000  NYC GO                                                5.875      08/01/2015     08/01/2007 1           57,432
----------------------------------------------------------------------------------------------------------------------------
       5,000  NYC GO                                                5.875      02/01/2016     08/01/2006 1            5,141
----------------------------------------------------------------------------------------------------------------------------
       5,000  NYC GO                                                5.875      03/15/2018     03/15/2006 1            5,101
----------------------------------------------------------------------------------------------------------------------------
      15,000  NYC GO                                                5.875      02/15/2019     02/15/2006 1           15,266
----------------------------------------------------------------------------------------------------------------------------
      30,000  NYC GO                                                5.875      02/15/2019     02/15/2006 1           30,544
----------------------------------------------------------------------------------------------------------------------------
   7,155,000  NYC GO                                                5.875      06/01/2019     06/01/2012 1        7,922,588
----------------------------------------------------------------------------------------------------------------------------
     505,000  NYC GO                                                5.875      08/01/2019     08/01/2012 4          573,337
----------------------------------------------------------------------------------------------------------------------------
   4,770,000  NYC GO                                                5.875      08/01/2019     08/01/2012 1        5,293,364
----------------------------------------------------------------------------------------------------------------------------
   5,495,000  NYC GO                                                5.875      06/01/2020     06/01/2012 1        6,084,504
----------------------------------------------------------------------------------------------------------------------------
   6,645,000  NYC GO                                                5.875      06/01/2021     06/01/2012 1        7,357,876
----------------------------------------------------------------------------------------------------------------------------
     480,000  NYC GO                                                5.875      08/01/2024 7   08/01/2006 1          494,438
----------------------------------------------------------------------------------------------------------------------------
      15,000  NYC GO                                                5.900      08/01/2010     08/01/2006 1           15,433


                    32 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                               EFFECTIVE
   PRINCIPAL                                                                                   MATURITY*              VALUE
      AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     10,000  NYC GO                                                6.000%     08/01/2006     02/01/2006 1   $       10,022
----------------------------------------------------------------------------------------------------------------------------
      15,000  NYC GO                                                6.000      05/15/2010     05/15/2006 1           15,031
----------------------------------------------------------------------------------------------------------------------------
      50,000  NYC GO                                                6.000      05/15/2011     05/15/2006 1           50,104
----------------------------------------------------------------------------------------------------------------------------
     480,000  NYC GO                                                6.000      02/01/2012     08/01/2006 1          494,294
----------------------------------------------------------------------------------------------------------------------------
     195,000  NYC GO                                                6.000      08/01/2016 7   08/01/2006 1          200,692
----------------------------------------------------------------------------------------------------------------------------
       5,000  NYC GO                                                6.000      08/01/2016     08/01/2006 1            5,146
----------------------------------------------------------------------------------------------------------------------------
       5,000  NYC GO                                                6.000      08/01/2017     08/01/2007 1            5,238
----------------------------------------------------------------------------------------------------------------------------
   1,700,000  NYC GO                                                6.000      08/01/2017     08/01/2007 1        1,780,920
----------------------------------------------------------------------------------------------------------------------------
      10,000  NYC GO                                                6.000      05/15/2018     05/15/2010 1           10,953
----------------------------------------------------------------------------------------------------------------------------
       5,000  NYC GO                                                6.000      02/01/2022     08/01/2006 1            5,146
----------------------------------------------------------------------------------------------------------------------------
     130,000  NYC GO                                                6.000      05/15/2022     05/15/2010 1          142,386
----------------------------------------------------------------------------------------------------------------------------
      35,000  NYC GO                                                6.000      02/15/2024     02/15/2006 1           35,629
----------------------------------------------------------------------------------------------------------------------------
      45,000  NYC GO                                                6.000      08/01/2026 7   08/01/2006 1           46,308
----------------------------------------------------------------------------------------------------------------------------
      10,000  NYC GO                                                6.000      08/15/2026 7   08/15/2006 1           10,300
----------------------------------------------------------------------------------------------------------------------------
     175,000  NYC GO                                                6.125      08/01/2025 7   08/01/2007 1          183,943
----------------------------------------------------------------------------------------------------------------------------
     340,000  NYC GO                                                6.125      08/01/2025     08/01/2007 1          356,725
----------------------------------------------------------------------------------------------------------------------------
      45,000  NYC GO                                                6.125      08/01/2025     08/01/2007 1           47,300
----------------------------------------------------------------------------------------------------------------------------
     255,000  NYC GO                                                6.350      05/15/2014     05/15/2008 1          272,733
----------------------------------------------------------------------------------------------------------------------------
   1,130,000  NYC GO                                                6.500      05/15/2017     05/15/2010 1        1,260,221
----------------------------------------------------------------------------------------------------------------------------
       5,000  NYC GO                                                7.000      02/01/2009     02/01/2006 1            5,015
----------------------------------------------------------------------------------------------------------------------------
       5,000  NYC GO                                                7.000      12/01/2010     06/01/2006 1            5,073
----------------------------------------------------------------------------------------------------------------------------
       5,000  NYC GO                                                7.000      02/01/2011     02/01/2006 1            5,016
----------------------------------------------------------------------------------------------------------------------------
      30,000  NYC GO                                                7.000      02/01/2012     02/01/2006 1           30,089
----------------------------------------------------------------------------------------------------------------------------
       5,000  NYC GO                                                7.000      02/01/2018     02/01/2006 1            5,014
----------------------------------------------------------------------------------------------------------------------------
      60,000  NYC GO                                                7.250      02/01/2007     02/01/2006 4           60,204
----------------------------------------------------------------------------------------------------------------------------
       5,000  NYC GO                                                7.250      02/01/2007     02/01/2006 1            5,016
----------------------------------------------------------------------------------------------------------------------------
      15,000  NYC GO                                                7.500      02/01/2007     02/01/2006 1           15,049
----------------------------------------------------------------------------------------------------------------------------
      15,000  NYC GO                                                7.500      02/01/2009     02/01/2006 1           15,049
----------------------------------------------------------------------------------------------------------------------------
      40,000  NYC GO                                                7.650      02/01/2007     02/01/2006 1           40,136
----------------------------------------------------------------------------------------------------------------------------
      45,000  NYC GO                                                7.750      08/15/2027     02/15/2006 1           45,234
----------------------------------------------------------------------------------------------------------------------------
     100,000  NYC GO DIAMONDS                                       0.000 11   02/01/2025     02/01/2006 1          101,223
----------------------------------------------------------------------------------------------------------------------------
      25,000  NYC GO DIAMONDS                                       0.000 11   08/01/2025 7   08/01/2007 1           23,391
----------------------------------------------------------------------------------------------------------------------------
      90,000  NYC GO RIBS                                           8.524 12   08/29/2008     02/01/2006 1           90,331
----------------------------------------------------------------------------------------------------------------------------
     100,000  NYC GO RIBS                                           8.524 12   08/13/2009     08/01/2006 1          100,368
----------------------------------------------------------------------------------------------------------------------------
      50,000  NYC GO RIBS                                           8.524 12   07/29/2010     02/01/2006 1           50,184
----------------------------------------------------------------------------------------------------------------------------
     100,000  NYC GO RIBS                                           8.622 12   08/22/2013     02/01/2006 1          100,376
----------------------------------------------------------------------------------------------------------------------------
      50,000  NYC GO RIBS                                           8.622 12   08/27/2015     02/01/2006 1           50,178
----------------------------------------------------------------------------------------------------------------------------
     450,000  NYC GO RIBS                                           8.770 12   09/01/2011     02/01/2006 1          452,151
----------------------------------------------------------------------------------------------------------------------------
   7,250,000  NYC GO RITES 8                                        7.260 12   06/01/2023     06/01/2015 1        8,544,850
----------------------------------------------------------------------------------------------------------------------------
   4,410,000  NYC HDC                                               5.000      07/01/2025     07/01/2015 1        4,657,533
----------------------------------------------------------------------------------------------------------------------------
     105,000  NYC HDC (Barclay Avenue)                              5.750      04/01/2007     04/01/2007            107,067


                    33 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                               EFFECTIVE
   PRINCIPAL                                                                                   MATURITY*              VALUE
      AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  4,610,000  NYC HDC (Multifamily Hsg.)                            5.250%     11/01/2030     05/01/2014 1   $    4,834,784
----------------------------------------------------------------------------------------------------------------------------
      20,000  NYC HDC (Multifamily Hsg.)                            5.250      11/01/2031     11/01/2010 1           20,435
----------------------------------------------------------------------------------------------------------------------------
     900,000  NYC HDC (Multifamily Hsg.), Series A                  5.375      11/01/2023     05/01/2012 1          934,893
----------------------------------------------------------------------------------------------------------------------------
     450,000  NYC HDC (Multifamily Hsg.), Series A                  5.500      11/01/2009     05/01/2008 1          451,427
----------------------------------------------------------------------------------------------------------------------------
     845,000  NYC HDC (Multifamily Hsg.), Series A                  5.625      05/01/2012     05/01/2008 1          864,596
----------------------------------------------------------------------------------------------------------------------------
     655,000  NYC HDC (Multifamily Hsg.), Series D                  5.500      11/01/2019     11/01/2006 1          667,288
----------------------------------------------------------------------------------------------------------------------------
   1,200,000  NYC HDC (Multifamily Hsg.), Series E                  6.250      05/01/2036     11/01/2009 1        1,284,840
----------------------------------------------------------------------------------------------------------------------------
     185,000  NYC HDC, Series A                                     5.000      07/01/2010     07/01/2010 1          196,825
----------------------------------------------------------------------------------------------------------------------------
  27,700,000  NYC Health & Hospital Corp.                           5.250      02/15/2017 7   02/15/2010 1       28,769,497
----------------------------------------------------------------------------------------------------------------------------
      10,000  NYC Health & Hospital Corp.                           5.450      02/15/2026     02/15/2012 1           10,455
----------------------------------------------------------------------------------------------------------------------------
   3,000,000  NYC Health & Hospital Corp.
              (Health System)                                       5.250      02/15/2022     02/15/2013 1        3,240,000
----------------------------------------------------------------------------------------------------------------------------
     935,000  NYC IDA (Acme Architectural Products)                 5.875      11/01/2009     04/14/2008 2          904,968
----------------------------------------------------------------------------------------------------------------------------
  10,000,000  NYC IDA
              (Airis JFK I/JFK International Airport)               6.000      07/01/2015     07/01/2011 1       10,332,700
----------------------------------------------------------------------------------------------------------------------------
      75,000  NYC IDA
              (Anti-Defamation League Foundation)                   5.500      06/01/2022     06/01/2007 1           78,708
----------------------------------------------------------------------------------------------------------------------------
     360,000  NYC IDA (Atlantic Veal & Lamb)                        7.250      12/01/2008     12/07/2007 2          369,965
----------------------------------------------------------------------------------------------------------------------------
   4,245,000  NYC IDA (Beth Abraham Health Services)                6.000      02/15/2013     04/10/2010 2        4,448,336
----------------------------------------------------------------------------------------------------------------------------
     925,000  NYC IDA (Beth Abraham Health Services)                6.000      11/15/2013     12/28/2009 2          971,999
----------------------------------------------------------------------------------------------------------------------------
     445,000  NYC IDA (Beth Abraham Health Services)                6.000      11/15/2013     02/04/2010 2          467,610
----------------------------------------------------------------------------------------------------------------------------
      60,000  NYC IDA
              (Brooklyn Heights Montessori School)                  7.500      01/01/2007     01/01/2007             62,130
----------------------------------------------------------------------------------------------------------------------------
   6,290,000  NYC IDA (Calhoun School)                              6.250      12/01/2017     02/27/2013 2        6,306,920
----------------------------------------------------------------------------------------------------------------------------
     320,000  NYC IDA (Chardan Corp.)                               6.250      11/01/2008     11/30/2007 2          319,027
----------------------------------------------------------------------------------------------------------------------------
     235,000  NYC IDA (College of Aeronautics)                      5.500      05/01/2012     05/01/2010 1          244,572
----------------------------------------------------------------------------------------------------------------------------
     550,000  NYC IDA (College of Aeronautics)                      5.500      05/01/2013     05/01/2010 1          570,427
----------------------------------------------------------------------------------------------------------------------------
   1,240,000  NYC IDA (College of Mount St. Vincent)                7.000      05/01/2008     05/01/2006 1        1,247,018
----------------------------------------------------------------------------------------------------------------------------
     360,000  NYC IDA (College of New Rochelle)                     6.200      09/01/2010 7   03/01/2006 1          367,834
----------------------------------------------------------------------------------------------------------------------------
     500,000  NYC IDA (College of New Rochelle)                     6.300      09/01/2015 7   03/01/2006 1          510,725
----------------------------------------------------------------------------------------------------------------------------
     925,000  NYC IDA
              (Comprehensive Care Management)                       5.625      11/01/2015     11/01/2015            933,223
----------------------------------------------------------------------------------------------------------------------------
     695,000  NYC IDA
              (Comprehensive Care Management)                       5.625      11/01/2015     11/01/2015            701,179
----------------------------------------------------------------------------------------------------------------------------
     285,000  NYC IDA
              (Comprehensive Care Management)                       5.750      11/01/2008     10/30/2007 2          287,824
----------------------------------------------------------------------------------------------------------------------------
     110,000  NYC IDA
              (Comprehensive Care Management)                       5.750      11/01/2008     10/30/2007 2          111,077
----------------------------------------------------------------------------------------------------------------------------
   3,085,000  NYC IDA
              (Comprehensive Care Management)                       5.750      08/01/2018     07/04/2014 5        3,097,710
----------------------------------------------------------------------------------------------------------------------------
   3,090,000  NYC IDA
              (Comprehensive Care Management)                       5.750      11/01/2018     07/04/2014 5        3,102,731


                    34 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                               EFFECTIVE
   PRINCIPAL                                                                                   MATURITY*              VALUE
      AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  3,240,000  NYC IDA
              (Comprehensive Care Management)                       5.750%     05/01/2019     08/03/2015 5   $    3,269,095
----------------------------------------------------------------------------------------------------------------------------
     115,000  NYC IDA
              (Comprehensive Care Management)                       7.250      12/01/2006     12/01/2006            117,131
----------------------------------------------------------------------------------------------------------------------------
     360,000  NYC IDA (Essie Cosmetics)                             5.500      11/01/2008     10/22/2007 2          360,680
----------------------------------------------------------------------------------------------------------------------------
     950,000  NYC IDA (Family Support Systems)                      6.500      11/01/2014     11/01/2006 1          955,225
----------------------------------------------------------------------------------------------------------------------------
     405,000  NYC IDA (Gabrielli Truck Sales)                       7.250      12/01/2007     04/19/2007 2          415,174
----------------------------------------------------------------------------------------------------------------------------
   1,105,000  NYC IDA (Global Country World Peace)                  6.250      11/01/2015     08/19/2012 2        1,104,160
----------------------------------------------------------------------------------------------------------------------------
   1,030,000  NYC IDA (Global Country World Peace)                  6.250      11/01/2025     08/20/2012 2        1,029,217
----------------------------------------------------------------------------------------------------------------------------
     500,000  NYC IDA (Independent Living Assoc.)                   6.200      07/01/2020     09/25/2014 5          500,815
----------------------------------------------------------------------------------------------------------------------------
  38,455,000  NYC IDA (Japan Airlines)                              6.000      11/01/2015     05/01/2006 1       39,638,260
----------------------------------------------------------------------------------------------------------------------------
     145,000  NYC IDA (Julia Gray)                                  6.500      11/01/2007     03/18/2007 2          145,851
----------------------------------------------------------------------------------------------------------------------------
     240,000  NYC IDA (Koenig Iron Works)                           7.375      12/01/2010     12/11/2008 2          248,443
----------------------------------------------------------------------------------------------------------------------------
   2,355,000  NYC IDA (Lycee Francais De New York)                  5.500      06/01/2013     12/01/2012 1        2,541,210
----------------------------------------------------------------------------------------------------------------------------
     730,000  NYC IDA (Lycee Francais De New York)                  5.500      06/01/2015     12/01/2012 1          781,334
----------------------------------------------------------------------------------------------------------------------------
   2,880,000  NYC IDA (Lycee Francais De New York)                  5.500      06/01/2016     12/01/2012 1        3,071,894
----------------------------------------------------------------------------------------------------------------------------
   2,000,000  NYC IDA (Lycee Francais De New York)                  5.500      06/01/2017     12/01/2012 1        2,126,880
----------------------------------------------------------------------------------------------------------------------------
   3,210,000  NYC IDA (Lycee Francais De New York)                  5.500      06/01/2018     12/01/2012 1        3,409,694
----------------------------------------------------------------------------------------------------------------------------
     250,000  NYC IDA (Marymount School of NY)                      5.125      09/01/2021     09/01/2013 1          258,305
----------------------------------------------------------------------------------------------------------------------------
     355,000  NYC IDA (MediSys Health Network)                      5.750      03/15/2006     03/15/2006            354,510
----------------------------------------------------------------------------------------------------------------------------
   1,900,000  NYC IDA
              (Metropolitan College of New York)                    5.750      03/01/2020     12/14/2017 2        1,864,679
----------------------------------------------------------------------------------------------------------------------------
   4,585,000  NYC IDA (MMC Corp.)                                   5.125      11/01/2025     11/01/2010 1        4,733,141
----------------------------------------------------------------------------------------------------------------------------
   2,265,000  NYC IDA (MMC Corp.)                                   5.125      11/01/2035     11/01/2010 1        2,326,268
----------------------------------------------------------------------------------------------------------------------------
     240,000  NYC IDA (Morrisons Pastry)                            5.750      11/01/2009     04/16/2007 2          240,082
----------------------------------------------------------------------------------------------------------------------------
   4,095,000  NYC IDA (National Compressor Exchange)                6.250      11/01/2027     11/01/2007 4        4,149,996
----------------------------------------------------------------------------------------------------------------------------
   2,005,000  NYC IDA (Polytechnic University)                      5.750      11/01/2010     11/01/2010          2,031,366
----------------------------------------------------------------------------------------------------------------------------
     500,000  NYC IDA (Polytechnic University)                      5.750      11/01/2012     11/01/2012            503,180
----------------------------------------------------------------------------------------------------------------------------
   1,810,000  NYC IDA (Polytechnic Universtiy)                      5.250      11/01/2008     11/01/2008          1,812,932
----------------------------------------------------------------------------------------------------------------------------
     330,000  NYC IDA (Precision Gear)                              5.875      11/01/2009     04/17/2008 2          334,762
----------------------------------------------------------------------------------------------------------------------------
     275,000  NYC IDA (Precision Gear)                              5.875      11/01/2009     03/09/2008 2          277,588
----------------------------------------------------------------------------------------------------------------------------
      85,000  NYC IDA (Precision Gear)                              6.500      11/01/2008     11/04/2007 2           87,104
----------------------------------------------------------------------------------------------------------------------------
   1,200,000  NYC IDA (Reece School)                                6.500      12/01/2017     08/03/2015 2        1,207,416
----------------------------------------------------------------------------------------------------------------------------
     405,000  NYC IDA (Reece School)                                6.500      12/01/2017     08/03/2015 2          405,259
----------------------------------------------------------------------------------------------------------------------------
     145,000  NYC IDA (Rockefeller Foundation)                      5.375      07/01/2023     07/01/2006 1          145,800
----------------------------------------------------------------------------------------------------------------------------
   3,840,000  NYC IDA (Rosco, Inc.)                                 6.125      06/01/2022     06/01/2007 3        4,008,998
----------------------------------------------------------------------------------------------------------------------------
     985,000  NYC IDA (Showman Fabricators)                         7.125      11/01/2013     06/24/2010 2          990,260
----------------------------------------------------------------------------------------------------------------------------
     720,000  NYC IDA
              (Special Needs Facilities Pooled Program)             5.950      07/01/2008     06/26/2007 2          713,513
----------------------------------------------------------------------------------------------------------------------------
   5,855,000  NYC IDA (Terminal One Group Assoc.)                   5.500      01/01/2017     01/01/2016 1        6,256,712
----------------------------------------------------------------------------------------------------------------------------
   5,000,000  NYC IDA (Terminal One Group Assoc.)                   5.500      01/01/2018     01/01/2016 1        5,334,800


                    35 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                               EFFECTIVE
   PRINCIPAL                                                                                   MATURITY*              VALUE
      AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  6,500,000  NYC IDA (Terminal One Group Assoc.)                   5.500%     01/01/2019     01/01/2016 1   $    6,972,875
----------------------------------------------------------------------------------------------------------------------------
   2,500,000  NYC IDA (Terminal One Group Assoc.)                   5.500      01/01/2020     01/01/2016 1        2,679,800
----------------------------------------------------------------------------------------------------------------------------
   2,000,000  NYC IDA (Terminal One Group Assoc.)                   5.500      01/01/2021     01/01/2016 1        2,142,180
----------------------------------------------------------------------------------------------------------------------------
  20,500,000  NYC IDA (Terminal One Group Assoc.)                   5.500      01/01/2024     01/01/2016 1       21,906,505
----------------------------------------------------------------------------------------------------------------------------
     475,000  NYC IDA (Terminal One Group Assoc.)                   5.900      01/01/2006     01/01/2006            475,024
----------------------------------------------------------------------------------------------------------------------------
   2,080,000  NYC IDA (Terminal One Group Assoc.)                   6.000      01/01/2007     01/26/2006 1        2,082,974
----------------------------------------------------------------------------------------------------------------------------
      65,000  NYC IDA (Terminal One Group Assoc.)                   6.000      01/01/2008     01/26/2006 1           65,093
----------------------------------------------------------------------------------------------------------------------------
  59,395,000  NYC IDA (Terminal One Group Assoc.)                   6.000      01/01/2015 7   01/26/2006 1       59,479,935
----------------------------------------------------------------------------------------------------------------------------
  14,375,000  NYC IDA (Terminal One Group Assoc.)                   6.000      01/01/2019 7   01/26/2006 1       14,395,556
----------------------------------------------------------------------------------------------------------------------------
   2,855,000  NYC IDA (Terminal One Group Assoc.)                   6.100      01/01/2009     01/26/2006 1        2,859,283
----------------------------------------------------------------------------------------------------------------------------
  30,595,000  NYC IDA (Terminal One Group Assoc.)                   6.125      01/01/2024     01/26/2006 1       30,641,198
----------------------------------------------------------------------------------------------------------------------------
   2,040,000  NYC IDA (The Child School)                            7.000      06/01/2013     08/06/2010 2        2,155,729
----------------------------------------------------------------------------------------------------------------------------
     210,000  NYC IDA (Ulano)                                       6.250      11/01/2006     11/01/2006            209,664
----------------------------------------------------------------------------------------------------------------------------
     170,000  NYC IDA (United Nations School)                       6.100      12/01/2006     12/01/2006            173,533
----------------------------------------------------------------------------------------------------------------------------
     180,000  NYC IDA (United Nations School)                       6.150      12/01/2007     12/01/2007            185,726
----------------------------------------------------------------------------------------------------------------------------
   1,000,000  NYC IDA (Urban Resource Institute)                    5.250      03/01/2023     03/01/2013 1        1,084,320
----------------------------------------------------------------------------------------------------------------------------
   1,285,000  NYC IDA (Urban Resource Institute)                    6.500      11/01/2013     08/20/2009 2        1,327,328
----------------------------------------------------------------------------------------------------------------------------
   4,900,000  NYC IDA (Visy Paper)                                  7.800      01/01/2016     01/01/2007 1        5,017,649
----------------------------------------------------------------------------------------------------------------------------
     915,000  NYC IDA (Vocational Instruction)                      7.250      02/01/2013     12/21/2009 2          898,292
----------------------------------------------------------------------------------------------------------------------------
     175,000  NYC IDA (World Casing Corp.)                          5.950      11/01/2007     05/07/2007 2          170,870
----------------------------------------------------------------------------------------------------------------------------
     500,000  NYC IDA (YMCA of Greater NY)                          5.250      08/01/2021     02/01/2011 1          518,815
----------------------------------------------------------------------------------------------------------------------------
   6,490,000  NYC IDA (YMCA of Greater NY)                          5.800      08/01/2016 7   01/01/2009 1        6,749,730
----------------------------------------------------------------------------------------------------------------------------
     600,000  NYC IDA (Zeluck, Inc.)                                6.250      11/01/2011     11/01/2007 1          610,566
----------------------------------------------------------------------------------------------------------------------------
  16,350,000  NYC IDA Special Facilities
              (JFK International Airport)                           8.000      08/01/2012     08/01/2012         17,103,245
----------------------------------------------------------------------------------------------------------------------------
      20,000  NYC Municipal Water Finance Authority                 4.875      06/15/2021     06/15/2008 1           20,706
----------------------------------------------------------------------------------------------------------------------------
     230,000  NYC Municipal Water Finance Authority                 5.000      06/15/2021     06/15/2007 1          237,399
----------------------------------------------------------------------------------------------------------------------------
   5,000,000  NYC Municipal Water Finance Authority                 5.000      06/15/2022     06/15/2014 1        5,280,400
----------------------------------------------------------------------------------------------------------------------------
      10,000  NYC Municipal Water Finance Authority                 5.000      06/15/2027     06/15/2008 1           10,215
----------------------------------------------------------------------------------------------------------------------------
      25,000  NYC Municipal Water Finance Authority                 5.000      06/15/2027     06/15/2008 1           25,869
----------------------------------------------------------------------------------------------------------------------------
  10,500,000  NYC Municipal Water Finance Authority                 5.000      06/15/2031     06/15/2015 1       10,987,095
----------------------------------------------------------------------------------------------------------------------------
  15,010,000  NYC Municipal Water Finance Authority                 5.000      06/15/2034     06/15/2013 1       15,538,502
----------------------------------------------------------------------------------------------------------------------------
      65,000  NYC Municipal Water Finance Authority                 5.125      06/15/2017 7   06/15/2007 1           67,295
----------------------------------------------------------------------------------------------------------------------------
     110,000  NYC Municipal Water Finance Authority                 5.125      06/15/2021     06/15/2007 1          113,813
----------------------------------------------------------------------------------------------------------------------------
      40,000  NYC Municipal Water Finance Authority                 5.125      06/15/2021     06/15/2007 1           41,386
----------------------------------------------------------------------------------------------------------------------------
   3,025,000  NYC Municipal Water Finance Authority                 5.125      06/15/2021     06/15/2007 1        3,129,847
----------------------------------------------------------------------------------------------------------------------------
      55,000  NYC Municipal Water Finance Authority                 5.125      06/15/2021     06/15/2007 1           56,906
----------------------------------------------------------------------------------------------------------------------------
      55,000  NYC Municipal Water Finance Authority                 5.125      06/15/2022     06/15/2008 1           56,906
----------------------------------------------------------------------------------------------------------------------------
      65,000  NYC Municipal Water Finance Authority                 5.125      06/15/2030     06/15/2007 1           67,037
----------------------------------------------------------------------------------------------------------------------------
   2,000,000  NYC Municipal Water Finance Authority                 5.125      06/15/2031     06/15/2011 1        2,078,880
----------------------------------------------------------------------------------------------------------------------------
      10,000  NYC Municipal Water Finance Authority                 5.200      06/15/2013     06/15/2007 1           10,354


                    36 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                               EFFECTIVE
   PRINCIPAL                                                                                   MATURITY*              VALUE
      AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     25,000  NYC Municipal Water Finance Authority                 5.250%     06/15/2018     06/15/2007 1   $       25,934
----------------------------------------------------------------------------------------------------------------------------
     390,000  NYC Municipal Water Finance Authority                 5.375      06/15/2007     06/15/2006 1          390,698
----------------------------------------------------------------------------------------------------------------------------
   2,405,000  NYC Municipal Water Finance Authority                 5.500      06/15/2017     06/15/2007 1        2,453,894
----------------------------------------------------------------------------------------------------------------------------
   1,065,000  NYC Municipal Water Finance Authority                 5.500      06/15/2024     06/15/2006 1        1,085,949
----------------------------------------------------------------------------------------------------------------------------
      30,000  NYC Municipal Water Finance Authority                 5.500      06/15/2024     06/15/2006 1           30,598
----------------------------------------------------------------------------------------------------------------------------
   1,055,000  NYC Municipal Water Finance Authority                 5.500      06/15/2033     06/15/2010 1        1,134,167
----------------------------------------------------------------------------------------------------------------------------
     115,000  NYC Municipal Water Finance Authority                 5.625      06/15/2019     06/15/2006 1          117,386
----------------------------------------------------------------------------------------------------------------------------
   1,220,000  NYC Municipal Water Finance Authority                 5.625      06/15/2019 7   06/15/2006 1        1,245,486
----------------------------------------------------------------------------------------------------------------------------
     855,000  NYC Municipal Water Finance Authority                 5.750      06/15/2013 7   06/15/2006 1          894,458
----------------------------------------------------------------------------------------------------------------------------
      50,000  NYC Municipal Water Finance Authority                 5.750      06/15/2013 7   06/15/2006 4           52,308
----------------------------------------------------------------------------------------------------------------------------
      15,000  NYC Transitional Finance Authority                    5.000      05/01/2026 7   05/01/2008 1           15,722
----------------------------------------------------------------------------------------------------------------------------
      50,000  NYC Transitional Finance Authority                    5.000      05/01/2026 7   05/01/2008 1           51,259
----------------------------------------------------------------------------------------------------------------------------
      25,000  NYC Transitional Finance Authority                    5.500      11/01/2024     05/01/2010 1           27,334
----------------------------------------------------------------------------------------------------------------------------
      20,000  NYC Transitional Finance Authority                    5.500      05/01/2025     05/01/2009 1           21,550
----------------------------------------------------------------------------------------------------------------------------
   4,100,000  NYC Transitional Finance Authority,
              Series B                                              5.000      11/01/2027     11/01/2012 1        4,274,373
----------------------------------------------------------------------------------------------------------------------------
   2,000,000  NYC Transitional Finance Authority,
              Series E                                              5.000      02/01/2026     02/01/2013 1        2,089,020
----------------------------------------------------------------------------------------------------------------------------
      10,000  NYC Trust for Cultural Resources
              (American Museum of Natural History)                  5.250      07/01/2019     07/01/2009 1           10,680
----------------------------------------------------------------------------------------------------------------------------
   4,945,000  NYC Trust for Cultural Resources
              (American Museum of Natural History)                  5.650      04/01/2022     04/01/2007 1        5,137,707
----------------------------------------------------------------------------------------------------------------------------
  10,250,000  NYC Trust for Cultural Resources
              (American Museum of Natural History)                  5.650      04/01/2027 7   04/01/2007 1       10,621,255
----------------------------------------------------------------------------------------------------------------------------
     750,000  NYC Trust for Cultural Resources
              (Museum of American Folk Art)                         6.000      07/01/2022 7   07/01/2010 1          810,443
----------------------------------------------------------------------------------------------------------------------------
   2,465,000  NYC Trust for Cultural Resources
              (Museum of American Folk Art)                         6.125      07/01/2030 7   07/01/2010 1        2,672,479
----------------------------------------------------------------------------------------------------------------------------
     570,000  NYC Trust for Cultural Resources
              (Museum of Modern Art)                                5.500      01/01/2016     01/01/2007 1          594,083
----------------------------------------------------------------------------------------------------------------------------
      10,000  NYC Trust for Cultural Resources
              (Museum of Modern Art)                                5.500      01/01/2021     01/01/2007 1           10,411
----------------------------------------------------------------------------------------------------------------------------
   1,250,000  NYC Trust for Cultural Resources
              (New York Botanical Garden)                           5.750      07/01/2016     07/01/2006 1        1,278,550
----------------------------------------------------------------------------------------------------------------------------
  10,510,000  NYC Trust for Cultural Resources
              (New York Botanical Garden)                           5.800      07/01/2026     07/01/2006 1       10,807,748
----------------------------------------------------------------------------------------------------------------------------
      45,000  NYS DA (Albany Memorial Hospital)                     5.500      07/01/2010 7   07/01/2006 1           45,959
----------------------------------------------------------------------------------------------------------------------------
      20,000  NYS DA (Amsterdam Memorial Hospital)                  6.000      08/01/2016     08/01/2006 1           20,721
----------------------------------------------------------------------------------------------------------------------------
      25,000  NYS DA (Amsterdam Memorial Hospital)                  6.000      08/01/2025     08/01/2006 1           25,849
----------------------------------------------------------------------------------------------------------------------------
      25,000  NYS DA (Audit & Control)                              5.500      04/01/2023     04/01/2009 1           26,763
----------------------------------------------------------------------------------------------------------------------------
     250,000  NYS DA (Augustana Lutheran Home)                      5.500      02/01/2041 7   02/01/2012 1          265,970
----------------------------------------------------------------------------------------------------------------------------
   4,625,000  NYS DA (Barnard College)                              5.250      07/01/2026     07/01/2007 1        4,789,465


                    37 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                               EFFECTIVE
   PRINCIPAL                                                                                   MATURITY*              VALUE
      AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     65,000  NYS DA
              (Bishop Henry B. Hucles Nursing Home)                 5.625%     07/01/2018 7   07/01/2006 1   $       66,866
----------------------------------------------------------------------------------------------------------------------------
     170,000  NYS DA
              (Bishop Henry B. Hucles Nursing Home)                 6.000      07/01/2024     07/01/2006 1          175,280
----------------------------------------------------------------------------------------------------------------------------
      15,000  NYS DA (Brookdale Hospital)                           5.300      02/15/2017     02/15/2008 1           15,579
----------------------------------------------------------------------------------------------------------------------------
      60,000  NYS DA (Brooklyn Hospital Center)                     5.100      02/01/2019     02/01/2009 1           63,122
----------------------------------------------------------------------------------------------------------------------------
   1,300,000  NYS DA (Canisius College)                             5.000      07/01/2022     07/01/2015 1        1,375,049
----------------------------------------------------------------------------------------------------------------------------
   1,120,000  NYS DA (Catskill Regional Medical Center)             5.250      02/15/2023     02/15/2015 1        1,213,184
----------------------------------------------------------------------------------------------------------------------------
      65,000  NYS DA (Champlain Valley Physicians)                  5.000      07/01/2017     07/01/2007 1           66,944
----------------------------------------------------------------------------------------------------------------------------
   1,350,000  NYS DA (Chapel Oaks)                                  5.375      07/01/2017 7   07/01/2008 1        1,432,728
----------------------------------------------------------------------------------------------------------------------------
     960,000  NYS DA (City University)                              5.000      07/01/2017     07/01/2008 1          987,523
----------------------------------------------------------------------------------------------------------------------------
      40,000  NYS DA (City University)                              5.000      07/01/2026     07/01/2008 1           41,650
----------------------------------------------------------------------------------------------------------------------------
      60,000  NYS DA (City University)                              5.250      07/01/2012     07/01/2008 1           62,582
----------------------------------------------------------------------------------------------------------------------------
     100,000  NYS DA (City University)                              5.250      07/01/2025     07/01/2008 1          105,744
----------------------------------------------------------------------------------------------------------------------------
      75,000  NYS DA (City University)                              5.500      07/01/2024     07/01/2006 1           77,322
----------------------------------------------------------------------------------------------------------------------------
     550,000  NYS DA (City University)                              6.000      07/01/2010     07/01/2006 1          568,205
----------------------------------------------------------------------------------------------------------------------------
       5,000  NYS DA (College of Saint Rose)                        6.000      07/01/2011 7   07/01/2006 1            5,011
----------------------------------------------------------------------------------------------------------------------------
     170,000  NYS DA (Cooper Union
              for Advancement of Science & Art)                     5.375      07/01/2020     07/01/2006 1          175,115
----------------------------------------------------------------------------------------------------------------------------
      25,000  NYS DA (Cooper Union
              for Advancement of Science & Art)                     6.250      07/01/2029     07/01/2009 1           27,404
----------------------------------------------------------------------------------------------------------------------------
      25,000  NYS DA (Cornell University)                           5.400      07/01/2013     07/01/2006 1           25,761
----------------------------------------------------------------------------------------------------------------------------
   1,000,000  NYS DA (Cornell University)                           5.400      07/01/2014     07/01/2006 1        1,033,650
----------------------------------------------------------------------------------------------------------------------------
      20,000  NYS DA (Culinary Institute of America)                5.000      07/01/2022     07/01/2009 1           21,094
----------------------------------------------------------------------------------------------------------------------------
      10,000  NYS DA (Dept. of Education)                           5.650      07/01/2014     07/01/2007 1           10,432
----------------------------------------------------------------------------------------------------------------------------
     175,000  NYS DA (Dept. of Education)                           5.750      07/01/2011     07/01/2006 1          180,612
----------------------------------------------------------------------------------------------------------------------------
   1,305,000  NYS DA (Dept. of Education)                           5.750      07/01/2021     07/01/2006 1        1,347,687
----------------------------------------------------------------------------------------------------------------------------
     350,000  NYS DA (Dept. of Health)                              5.000      07/01/2021     07/01/2014 1          367,423
----------------------------------------------------------------------------------------------------------------------------
      10,000  NYS DA (Dept. of Health)                              5.000      07/01/2024     07/01/2008 1           10,241
----------------------------------------------------------------------------------------------------------------------------
     880,000  NYS DA (Dept. of Health)                              5.250      07/01/2023     07/01/2014 1          946,475
----------------------------------------------------------------------------------------------------------------------------
   4,620,000  NYS DA (Dept. of Health)                              5.250      07/01/2024     07/01/2015 1        5,008,172
----------------------------------------------------------------------------------------------------------------------------
     820,000  NYS DA (Dept. of Health)                              5.500      07/01/2021     07/01/2007 1          852,054
----------------------------------------------------------------------------------------------------------------------------
     280,000  NYS DA (Dept. of Health)                              5.750      07/01/2017 7   07/01/2006 1          288,966
----------------------------------------------------------------------------------------------------------------------------
      30,000  NYS DA (Dept. of Health)                              5.750      07/01/2017     07/01/2006 1           30,961
----------------------------------------------------------------------------------------------------------------------------
      50,000  NYS DA (Eger Health Care
              Center & Rehabilitation Center)                       5.100      02/01/2028     02/01/2010 1           52,031
----------------------------------------------------------------------------------------------------------------------------
   2,525,000  NYS DA (Ellis Hospital)                               5.050      08/15/2024     08/15/2014 1        2,638,474
----------------------------------------------------------------------------------------------------------------------------
     155,000  NYS DA (Ellis Hospital)                               5.500      08/01/2015     08/01/2007 1          155,457
----------------------------------------------------------------------------------------------------------------------------
     115,000  NYS DA (Ellis Hospital)                               5.600      08/01/2025     02/01/2006 1          117,499
----------------------------------------------------------------------------------------------------------------------------
     125,000  NYS DA (Ellis Hospital)                               5.625      08/01/2035 7   08/01/2007 1          127,713
----------------------------------------------------------------------------------------------------------------------------
      80,000  NYS DA (Episcopal Health)                             5.900      08/01/2020 7   02/01/2006 1           80,119


                    38 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                               EFFECTIVE
   PRINCIPAL                                                                                   MATURITY*              VALUE
      AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    340,000  NYS DA (Fairport Baptist Homes)                       6.000%     02/01/2037     02/01/2007 1   $      354,742
----------------------------------------------------------------------------------------------------------------------------
     150,000  NYS DA
              (FNHC/KR/MMWNHC Obligated Group)                      5.500      07/01/2010 7   07/01/2007 1          153,222
----------------------------------------------------------------------------------------------------------------------------
     405,000  NYS DA
              (FNHC/KR/MMWNHC Obligated Group)                      5.750      07/01/2017     07/01/2006 1          413,740
----------------------------------------------------------------------------------------------------------------------------
      30,000  NYS DA (Fordham University)                           5.000      07/01/2028     07/01/2008 1           31,161
----------------------------------------------------------------------------------------------------------------------------
   3,835,000  NYS DA (Frances Schervier Home
              & Hospital Obligated Group)                           5.500      07/01/2017 7   07/01/2007 1        4,015,667
----------------------------------------------------------------------------------------------------------------------------
  10,055,000  NYS DA (Frances Schervier Home
              & Hospital Obligated Group)                           5.500      07/01/2027 7   07/01/2007 1       10,552,220
----------------------------------------------------------------------------------------------------------------------------
      90,000  NYS DA (Frances Schervier Home
              & Hospital Obligated Group)                           5.500      07/01/2027 7   07/01/2007 1           94,179
----------------------------------------------------------------------------------------------------------------------------
      50,000  NYS DA (German Masonic Home)                          5.950      08/01/2026 7   08/01/2008 1           51,546
----------------------------------------------------------------------------------------------------------------------------
      75,000  NYS DA (German Masonic Home)                          6.000      08/01/2036     08/01/2006 1           77,446
----------------------------------------------------------------------------------------------------------------------------
     270,000  NYS DA
              (Grace Manor Health Care Facility)                    6.150      07/01/2018     07/01/2006 1          279,096
----------------------------------------------------------------------------------------------------------------------------
      15,000  NYS DA (Hamilton College)                             5.125      07/01/2016     07/01/2009 1           15,943
----------------------------------------------------------------------------------------------------------------------------
   2,075,000  NYS DA
              (Highland Community Devel. Corp.)                     5.500      07/01/2023     07/16/2008 3        2,105,171
----------------------------------------------------------------------------------------------------------------------------
     125,000  NYS DA (Hospital for Special Surgery)                 5.000      02/01/2028     02/01/2008 1          129,260
----------------------------------------------------------------------------------------------------------------------------
      75,000  NYS DA (Hospital Special Surgery)                     5.000      02/01/2018     02/01/2008 1           77,932
----------------------------------------------------------------------------------------------------------------------------
   2,255,000  NYS DA (Hunts Point Multi-Service Center)             5.625      07/01/2022     01/01/2008 1        2,391,698
----------------------------------------------------------------------------------------------------------------------------
     100,000  NYS DA (Ideal Senior Living Center)                   5.900      08/01/2026     08/01/2006 1          102,336
----------------------------------------------------------------------------------------------------------------------------
      50,000  NYS DA (Interfaith Medical Center)                    5.300      02/15/2019     02/15/2008 1           51,884
----------------------------------------------------------------------------------------------------------------------------
      20,000  NYS DA (Interfaith Medical Center)                    5.400      02/15/2028     02/15/2008 1           21,007
----------------------------------------------------------------------------------------------------------------------------
     115,000  NYS DA
              (John T. Mather Memorial Hospital)                    5.375      07/01/2019     07/01/2008 1          118,264
----------------------------------------------------------------------------------------------------------------------------
   1,585,000  NYS DA
              (John T. Mather Memorial Hospital)                    5.750      07/01/2025     07/01/2006 1        1,634,531
----------------------------------------------------------------------------------------------------------------------------
   3,910,000  NYS DA (Kaleida Health)                               5.050      02/15/2025     02/15/2014 1        4,090,838
----------------------------------------------------------------------------------------------------------------------------
   1,020,000  NYS DA (L.I. University)                              5.125      09/01/2010     09/01/2010          1,084,811
----------------------------------------------------------------------------------------------------------------------------
   1,000,000  NYS DA (L.I. University)                              5.250      09/01/2011     09/01/2009 1        1,064,040
----------------------------------------------------------------------------------------------------------------------------
   1,000,000  NYS DA (L.I. University)                              5.500      09/01/2020     09/01/2006 1        1,032,910
----------------------------------------------------------------------------------------------------------------------------
   6,375,000  NYS DA (L.I. University)                              5.500      09/01/2026     09/01/2006 1        6,588,180
----------------------------------------------------------------------------------------------------------------------------
     215,000  NYS DA (Lakeside Home)                                6.000      02/01/2037     02/01/2007 1          224,301
----------------------------------------------------------------------------------------------------------------------------
     725,000  NYS DA (Le Moyne College)                             5.000      07/01/2018     07/01/2006 1          731,039
----------------------------------------------------------------------------------------------------------------------------
   1,100,000  NYS DA (Leake & Watts Services)                       5.000      07/01/2023     07/01/2014 1        1,155,550
----------------------------------------------------------------------------------------------------------------------------
      10,000  NYS DA
              (Lenox Hill Hospital Obligated Group)                 5.750      07/01/2016     07/01/2012 1           10,300
----------------------------------------------------------------------------------------------------------------------------
   2,000,000  NYS DA
              (Lenox Hill Hospital Obligated Group)                 5.750      07/01/2017     07/01/2012 1        2,052,280
----------------------------------------------------------------------------------------------------------------------------
     410,000  NYS DA (Long Beach Medical Center)                    5.550      08/01/2015     02/01/2007 1          413,977


                    39 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                               EFFECTIVE
   PRINCIPAL                                                                                   MATURITY*              VALUE
      AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    545,000  NYS DA (Long Beach Medical Center)                    5.625%     08/01/2022     02/01/2006 1   $      556,865
----------------------------------------------------------------------------------------------------------------------------
      15,000  NYS DA (March of Dimes)                               5.600      07/01/2012     07/01/2006 1           15,029
----------------------------------------------------------------------------------------------------------------------------
   3,235,000  NYS DA (Master BOCES Program)                         5.000      08/15/2023     08/15/2014 1        3,414,478
----------------------------------------------------------------------------------------------------------------------------
     615,000  NYS DA (Master BOCES Program)                         5.250      08/15/2023     08/15/2013 1          670,122
----------------------------------------------------------------------------------------------------------------------------
     125,000  NYS DA (Menorah Campus)                               6.100      02/01/2037     02/01/2007 1          130,771
----------------------------------------------------------------------------------------------------------------------------
     360,000  NYS DA (Mental Health Services Facilities)            5.000      02/15/2023     08/15/2008 1          376,798
----------------------------------------------------------------------------------------------------------------------------
   2,000,000  NYS DA (Mental Health Services Facilities)            5.000      02/15/2025     02/15/2015 1        2,108,520
----------------------------------------------------------------------------------------------------------------------------
     170,000  NYS DA (Mental Health Services Facilities)            5.000      02/15/2029     02/15/2009 1          174,599
----------------------------------------------------------------------------------------------------------------------------
     260,000  NYS DA (Mental Health Services Facilities)            5.250      02/15/2018     02/15/2007 1          270,587
----------------------------------------------------------------------------------------------------------------------------
      25,000  NYS DA (Mental Health Services Facilities)            5.375      02/15/2026     02/15/2006 1           25,551
----------------------------------------------------------------------------------------------------------------------------
      25,000  NYS DA (Mental Health Services Facilities)            5.500      08/15/2017     02/15/2007 1           26,003
----------------------------------------------------------------------------------------------------------------------------
      40,000  NYS DA (Mental Health Services Facilities)            5.625      02/15/2021     02/15/2007 1           41,806
----------------------------------------------------------------------------------------------------------------------------
      65,000  NYS DA (Mental Health Services Facilities)            5.625      02/15/2021     02/15/2007 1           67,710
----------------------------------------------------------------------------------------------------------------------------
     450,000  NYS DA (Mental Health Services Facilities)            5.750      08/15/2011     02/15/2007 4          469,350
----------------------------------------------------------------------------------------------------------------------------
     120,000  NYS DA (Mental Health Services Facilities)            5.750      08/15/2012     02/15/2007 1          125,228
----------------------------------------------------------------------------------------------------------------------------
      95,000  NYS DA (Mental Health Services Facilities)            5.750      02/15/2027     02/15/2007 1           99,464
----------------------------------------------------------------------------------------------------------------------------
     225,000  NYS DA (Mental Health)                                5.250      02/15/2023     02/15/2014 1          240,550
----------------------------------------------------------------------------------------------------------------------------
     285,000  NYS DA (Mental Health)                                5.250      08/15/2024     08/15/2009 1          303,440
----------------------------------------------------------------------------------------------------------------------------
      20,000  NYS DA (Mental Health)                                5.750      08/15/2012     02/15/2007 1           20,871
----------------------------------------------------------------------------------------------------------------------------
     675,000  NYS DA (Millard Fillmore Hospital)                    5.375      02/01/2017     02/01/2006 1          703,013
----------------------------------------------------------------------------------------------------------------------------
      40,000  NYS DA (Millard Fillmore Hospital)                    5.375      02/01/2032     02/01/2006 1           41,658
----------------------------------------------------------------------------------------------------------------------------
   5,360,000  NYS DA
              (Miriam Osborn Memorial Home Assoc.)                  6.875      07/01/2019 7   07/01/2010 1        6,016,278
----------------------------------------------------------------------------------------------------------------------------
   5,000,000  NYS DA (Montefiore Medical Center)                    5.000      08/01/2023     02/01/2015 1        5,289,700
----------------------------------------------------------------------------------------------------------------------------
      40,000  NYS DA (Montefiore Medical Center)                    5.250      08/01/2019     08/01/2010 1           41,618
----------------------------------------------------------------------------------------------------------------------------
     350,000  NYS DA (Montefiore Medical Center)                    5.500      08/01/2038     08/01/2009 1          373,426
----------------------------------------------------------------------------------------------------------------------------
      55,000  NYS DA (Mount Sinai School of Medicine)               5.000      07/01/2015     07/01/2006 1           55,283
----------------------------------------------------------------------------------------------------------------------------
      50,000  NYS DA (Mount Sinai School of Medicine)               5.000      07/01/2016     07/01/2006 1           50,227
----------------------------------------------------------------------------------------------------------------------------
     800,000  NYS DA (Mount Sinai School of Medicine)               5.000      07/01/2021     07/01/2006 1          806,408
----------------------------------------------------------------------------------------------------------------------------
   6,500,000  NYS DA (MSH/NYU Hospital
              Center/HJDOI Obligated Group)                         6.500      07/01/2017     07/01/2010 1        6,995,235
----------------------------------------------------------------------------------------------------------------------------
   1,750,000  NYS DA (MSH/NYU Hospital
              Center/HJDOI Obligated Group)                         6.750      07/01/2020     07/01/2010 1        1,898,260
----------------------------------------------------------------------------------------------------------------------------
   5,770,000  NYS DA (MSH/NYU Hospital
              Center/HJDOI Obligated Group) RITES 8                 7.718 12   07/01/2015     07/01/2010 1        6,683,218
----------------------------------------------------------------------------------------------------------------------------
   5,665,000  NYS DA (MSH/NYU Hospital
              Center/HJDOI Obligated Group) RITES 8                 7.718 12   07/01/2016     07/01/2010 1        6,561,600
----------------------------------------------------------------------------------------------------------------------------
   1,750,000  NYS DA (Mt. Sinai/NYU Health)                         5.500      07/01/2026     07/01/2008 1        1,772,593
----------------------------------------------------------------------------------------------------------------------------
      20,000  NYS DA (Municipal Health Facilities)                  5.500      05/15/2016     05/15/2006 1           20,568
----------------------------------------------------------------------------------------------------------------------------
     320,000  NYS DA (Municipal Health Facilities)                  5.500      05/15/2024     05/15/2006 1          328,934


                    40 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                               EFFECTIVE
   PRINCIPAL                                                                                   MATURITY*              VALUE
      AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     15,000  NYS DA (Niagara Lutheran Devel.)                      5.450%     08/01/2017     08/01/2007 1   $       15,778
----------------------------------------------------------------------------------------------------------------------------
      40,000  NYS DA
              (NIH/WUH/SNCH Obligated Group)                        6.000      07/01/2024     07/01/2009 1           43,652
----------------------------------------------------------------------------------------------------------------------------
   4,200,000  NYS DA (North General Hospital)                       5.750      02/15/2019     02/15/2013 1        4,644,696
----------------------------------------------------------------------------------------------------------------------------
   3,750,000  NYS DA (North General Hospital)                       5.750      02/15/2020     02/15/2013 1        4,151,963
----------------------------------------------------------------------------------------------------------------------------
  19,000,000  NYS DA (North Shore University Hospital)              5.200      11/01/2017     11/01/2008 1       20,049,370
----------------------------------------------------------------------------------------------------------------------------
      40,000  NYS DA (Northeast Parent & Child)                     5.500      07/01/2018     07/01/2009 1           43,018
----------------------------------------------------------------------------------------------------------------------------
      30,000  NYS DA (NY Downtown Hospital)                         5.300      02/15/2020     02/15/2008 1           31,129
----------------------------------------------------------------------------------------------------------------------------
   1,385,000  NYS DA (NY Hospital Medical Center)                   5.550      08/15/2029 7   08/15/2009 1        1,484,942
----------------------------------------------------------------------------------------------------------------------------
   1,045,000  NYS DA (Nyack Hospital)                               6.000      07/01/2006     06/30/2006 2        1,044,645
----------------------------------------------------------------------------------------------------------------------------
   2,325,000  NYS DA (Nyack Hospital)                               6.250      07/01/2013     05/10/2009 2        2,296,868
----------------------------------------------------------------------------------------------------------------------------
      45,000  NYS DA (Our Lady of
              Consolation Geriatric Care Center)                    5.900      08/01/2020     02/01/2006 1           45,968
----------------------------------------------------------------------------------------------------------------------------
     270,000  NYS DA (Our Lady of
              Consolation Geriatric Care Center)                    6.050      08/01/2035     02/01/2006 1          275,897
----------------------------------------------------------------------------------------------------------------------------
   2,000,000  NYS DA (Park Ridge Hsg.)                              6.375      08/01/2020 7   08/01/2010 1        2,161,840
----------------------------------------------------------------------------------------------------------------------------
   1,595,000  NYS DA (Park Ridge Hsg.)                              6.500      08/01/2025 7   08/01/2010 1        1,722,967
----------------------------------------------------------------------------------------------------------------------------
     100,000  NYS DA (Pratt Institute)                              6.000      07/01/2024     07/01/2010 1          109,129
----------------------------------------------------------------------------------------------------------------------------
   3,680,000  NYS DA (Providence Rest)                              5.000      07/01/2021     07/01/2015 1        3,845,600
----------------------------------------------------------------------------------------------------------------------------
   1,250,000  NYS DA (Providence Rest)                              5.125      07/01/2030     07/01/2015 1        1,295,675
----------------------------------------------------------------------------------------------------------------------------
      95,000  NYS DA (Resurrection Rest
              Home Castleton on Hudson, NY)                         6.050      08/01/2035 7   02/01/2006 1           97,075
----------------------------------------------------------------------------------------------------------------------------
   8,330,000  NYS DA (Rochester General Hospital)                   5.000      12/01/2025     12/01/2015 1        8,693,938
----------------------------------------------------------------------------------------------------------------------------
   4,900,000  NYS DA (Rochester Institute of Technology)            5.250      07/01/2022     07/01/2007 1        5,085,269
----------------------------------------------------------------------------------------------------------------------------
      50,000  NYS DA (Rochester Institute of Technology)            5.250      07/01/2025     07/01/2012 1           53,371
----------------------------------------------------------------------------------------------------------------------------
      20,000  NYS DA (Rockefeller University)                       5.000      07/01/2028     07/01/2008 1           20,774
----------------------------------------------------------------------------------------------------------------------------
   5,100,000  NYS DA
              (Ryan-Clinton Community Health Center)                6.100      07/01/2019 7   01/01/2010 1        5,596,536
----------------------------------------------------------------------------------------------------------------------------
   5,000,000  NYS DA (School District Financing)                    5.750      10/01/2022 7   10/01/2012 1        5,569,300
----------------------------------------------------------------------------------------------------------------------------
      15,000  NYS DA
              (SCSMC/SV/CHSLI Obligated Group)                      5.750      07/01/2020     07/01/2010 1           15,864
----------------------------------------------------------------------------------------------------------------------------
  15,000,000  NYS DA
              (SCSMC/SV/CHSLI Obligated Group)                      6.500      07/01/2020 7   07/01/2010 1       16,452,000
----------------------------------------------------------------------------------------------------------------------------
      25,000  NYS DA (Service Contract)                             5.250      07/01/2019     07/01/2007 1           25,748
----------------------------------------------------------------------------------------------------------------------------
  15,480,000  NYS DA (SFH/GSHMC/MMC/SCHRC
              Obligated Group)                                      5.000      07/01/2021     07/01/2014 1       15,928,146
----------------------------------------------------------------------------------------------------------------------------
   1,000,000  NYS DA (Siena College)                                5.700      07/01/2017     07/01/2007 1        1,055,590
----------------------------------------------------------------------------------------------------------------------------
   5,925,000  NYS DA (Siena College)                                5.750      07/01/2026     07/01/2007 1        6,247,616
----------------------------------------------------------------------------------------------------------------------------
      35,000  NYS DA (Skidmore College)                             5.000      07/01/2028     07/01/2008 1           36,355
----------------------------------------------------------------------------------------------------------------------------
       5,000  NYS DA (Special Act School Districts)                 5.700      07/01/2010     07/01/2006 1            5,110
----------------------------------------------------------------------------------------------------------------------------
      10,000  NYS DA (Special Act School Districts)                 5.750      07/01/2011     07/01/2006 1           10,220
----------------------------------------------------------------------------------------------------------------------------
     320,000  NYS DA (Special Act School Districts)                 5.875      07/01/2013     07/01/2006 1          327,062


                    41 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                               EFFECTIVE
   PRINCIPAL                                                                                   MATURITY*              VALUE
      AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     15,000  NYS DA (Special Act School Districts)                 6.000%     07/01/2016     07/01/2006 1   $       15,335
----------------------------------------------------------------------------------------------------------------------------
     460,000  NYS DA (Special Act School Districts)                 6.000      07/01/2019     07/01/2006 1          470,235
----------------------------------------------------------------------------------------------------------------------------
     100,000  NYS DA (St. Barnabas Hospital)                        5.450      08/01/2035     08/01/2007 1          104,007
----------------------------------------------------------------------------------------------------------------------------
      40,000  NYS DA (St. Charles Hospital
              and Rehabilitation Center)                            5.500      07/01/2022     07/01/2009 1           42,888
----------------------------------------------------------------------------------------------------------------------------
     100,000  NYS DA (St. Francis Hospital)                         5.500      07/01/2029     07/01/2009 1          106,742
----------------------------------------------------------------------------------------------------------------------------
      25,000  NYS DA (St. John's Health Care Corp.)                 6.250      02/01/2036     02/01/2006 1           25,553
----------------------------------------------------------------------------------------------------------------------------
      20,000  NYS DA (St. John's University)                        5.250      07/01/2018     07/01/2008 1           21,077
----------------------------------------------------------------------------------------------------------------------------
     895,000  NYS DA (St. John's University)                        5.250      07/01/2025     07/01/2008 1          939,329
----------------------------------------------------------------------------------------------------------------------------
   2,880,000  NYS DA (St. John's University)                        5.600      07/01/2016     07/01/2006 1        2,972,563
----------------------------------------------------------------------------------------------------------------------------
   5,005,000  NYS DA
              (St. Joseph's Hospital Health Center)                 5.250      07/01/2018 7   07/01/2007 1        5,242,237
----------------------------------------------------------------------------------------------------------------------------
 101,000,000  NYS DA (St. Lukes Roosevelt Hospital)                 4.800      08/15/2025     08/15/2015 1      103,459,350
----------------------------------------------------------------------------------------------------------------------------
   2,005,000  NYS DA (St. Vincent DePaul Residence)                 5.300      07/01/2018 7   07/01/2009 1        2,095,907
----------------------------------------------------------------------------------------------------------------------------
     235,000  NYS DA
              (St. Vincent's Hospital & Medical Center)             5.750      08/01/2015 7   08/01/2007 1          244,231
----------------------------------------------------------------------------------------------------------------------------
      35,000  NYS DA
              (St. Vincent's Hospital & Medical Center)             5.800      08/01/2025     08/01/2006 1           36,773
----------------------------------------------------------------------------------------------------------------------------
      50,000  NYS DA
              (St. Vincent's Hospital & Medical Center)             5.800      08/01/2025     02/01/2006 1           51,099
----------------------------------------------------------------------------------------------------------------------------
      10,000  NYS DA
              (St. Vincent's Hospital & Medical Center)             7.375      08/01/2011     02/01/2006 1           10,072
----------------------------------------------------------------------------------------------------------------------------
   2,440,000  NYS DA
              (St. Vincent's Hospital & Medical Center)             7.400      08/01/2030 7   02/01/2006 1        2,455,055
----------------------------------------------------------------------------------------------------------------------------
      80,000  NYS DA (State University Athletic Facilities)         5.250      07/01/2018     07/01/2008 1           84,307
----------------------------------------------------------------------------------------------------------------------------
      50,000  NYS DA
              (State University Educational Facilities)             3.150 13   05/15/2007     05/15/2007             47,664
----------------------------------------------------------------------------------------------------------------------------
   3,535,000  NYS DA
              (State University Educational Facilities)             5.125      05/15/2021     05/15/2008 1        3,676,435
----------------------------------------------------------------------------------------------------------------------------
   3,000,000  NYS DA
              (State University Educational Facilities)             5.125      05/15/2021     05/01/2008 1        3,141,870
----------------------------------------------------------------------------------------------------------------------------
   9,700,000  NYS DA
              (State University Educational Facilities)             5.375      05/15/2011     05/15/2008 1       10,163,272
----------------------------------------------------------------------------------------------------------------------------
   3,750,000  NYS DA
              (State University Educational Facilities)             6.000      05/15/2016     05/15/2010 1        4,169,775
----------------------------------------------------------------------------------------------------------------------------
     345,000  NYS DA (Suffern Free Library Association)             5.000      07/01/2020     07/01/2008 1          362,450
----------------------------------------------------------------------------------------------------------------------------
     155,000  NYS DA (Suffolk County Judicial Facilities)           9.250      04/15/2006     04/15/2006            157,537
----------------------------------------------------------------------------------------------------------------------------
   3,585,000  NYS DA (Teresian House)                               5.250      07/01/2017     07/01/2006 1        3,713,809
----------------------------------------------------------------------------------------------------------------------------
       5,000  NYS DA (The Highlands Living)                         6.600      02/01/2034     02/01/2006 1            5,097
----------------------------------------------------------------------------------------------------------------------------
   3,860,000  NYS DA (The Rosalind & Joseph Gurwin
              Jewish Geriatric Center of Long Island)               5.400      02/01/2015     02/01/2007 1        4,019,495
----------------------------------------------------------------------------------------------------------------------------
      45,000  NYS DA (The Rosalind & Joseph Gurwin
              Jewish Geriatric Center of Long Island)               5.700      02/01/2037     02/01/2007 1           46,985


                    42 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                               EFFECTIVE
   PRINCIPAL                                                                                   MATURITY*              VALUE
      AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  2,090,000  NYS DA (United Cerebral Palsy Assoc.
              of Nassau County)                                     5.500%     07/01/2024     08/01/2006 1   $    2,154,706
----------------------------------------------------------------------------------------------------------------------------
   1,250,000  NYS DA (United Cerebral Palsy Assoc.
              of NYC)                                               5.750      07/01/2018 7   07/01/2012 1        1,401,750
----------------------------------------------------------------------------------------------------------------------------
      20,000  NYS DA (United Health Services)                       5.500      08/01/2017     02/01/2010 1           20,095
----------------------------------------------------------------------------------------------------------------------------
      15,000  NYS DA (University of Rochester)                      5.000      07/01/2027     07/01/2008 1           15,581
----------------------------------------------------------------------------------------------------------------------------
      20,000  NYS DA (Upstate Community College)                    5.000      07/01/2028     07/01/2009 1           20,620
----------------------------------------------------------------------------------------------------------------------------
   1,905,000  NYS DA (Upstate Community Colleges)                   5.125      07/01/2021     07/01/2014 1        2,018,024
----------------------------------------------------------------------------------------------------------------------------
   1,165,000  NYS DA (Upstate Community Colleges)                   5.125      07/01/2022     07/01/2014 1        1,232,419
----------------------------------------------------------------------------------------------------------------------------
      35,000  NYS DA (Upstate Community Colleges)                   5.875      07/01/2016 7   07/01/2007 1           37,017
----------------------------------------------------------------------------------------------------------------------------
     195,000  NYS DA (Vassar College)                               5.000      07/01/2025     07/01/2007 1          200,064
----------------------------------------------------------------------------------------------------------------------------
      45,000  NYS DA (W.K. Nursing Home)                            6.125      02/01/2036     08/01/2006 1           46,557
----------------------------------------------------------------------------------------------------------------------------
     665,000  NYS DA (Wesley Gardens)                               6.125      08/01/2035     08/01/2006 1          687,384
----------------------------------------------------------------------------------------------------------------------------
     500,000  NYS DA (Willow Towers)                                5.250      02/01/2022     08/01/2012 1          535,655
----------------------------------------------------------------------------------------------------------------------------
   1,000,000  NYS DA (Wyckoff Heights Medical Center)               5.200      02/15/2014     02/15/2008 1        1,046,750
----------------------------------------------------------------------------------------------------------------------------
      20,000  NYS DA (Wyckoff Heights Medical Center)               5.300      08/15/2021     02/15/2008 1           21,034
----------------------------------------------------------------------------------------------------------------------------
   5,680,000  NYS DA ROLs 8                                         4.588 12   07/01/2016     07/01/2015 1        5,791,328
----------------------------------------------------------------------------------------------------------------------------
   2,230,000  NYS DA Service Contract (CCFDP)                       5.375      04/01/2020     04/01/2012 1        2,379,566
----------------------------------------------------------------------------------------------------------------------------
   2,350,000  NYS DA Service Contract (CCFDP)                       5.375      04/01/2021     04/01/2012 1        2,504,959
----------------------------------------------------------------------------------------------------------------------------
     140,000  NYS DA, Series B                                      5.500      08/15/2017     02/15/2007 1          146,084
----------------------------------------------------------------------------------------------------------------------------
     275,000  NYS DA, Series B                                      5.625      02/15/2021     02/15/2007 1          287,438
----------------------------------------------------------------------------------------------------------------------------
      15,000  NYS EFC                                               5.600      09/15/2013     03/15/2006 1           15,029
----------------------------------------------------------------------------------------------------------------------------
      15,000  NYS EFC (Clean Water
              & Drinking Revolving Funds)                           5.000      06/15/2019     06/15/2008 1           15,698
----------------------------------------------------------------------------------------------------------------------------
   3,185,000  NYS EFC (Clean Water
              & Drinking Revolving Funds)                           5.000      06/15/2019     06/15/2008 1        3,337,721
----------------------------------------------------------------------------------------------------------------------------
      50,000  NYS EFC (Consolidated Water Company)                  7.150      11/01/2014 7   05/01/2006 1           50,225
----------------------------------------------------------------------------------------------------------------------------
     300,000  NYS EFC (L.I. Water Corp.)                            5.250      08/01/2027     08/01/2006 1          302,373
----------------------------------------------------------------------------------------------------------------------------
      10,000  NYS EFC (NYC Municipal Water
              Finance Authority)                                    5.875      06/15/2014     06/15/2006 1           10,659
----------------------------------------------------------------------------------------------------------------------------
      25,000  NYS EFC (NYS Water Services)                          5.700      07/15/2012     07/15/2006 1           25,549
----------------------------------------------------------------------------------------------------------------------------
     135,000  NYS EFC (NYS Water Services)                          6.500      03/15/2007     03/15/2006 1          138,158
----------------------------------------------------------------------------------------------------------------------------
   2,670,000  NYS EFC (NYS Water Services)                          6.875      06/15/2010 7   06/15/2006 1        2,694,270
----------------------------------------------------------------------------------------------------------------------------
   1,705,000  NYS EFC (NYS Water Services)                          6.875      06/15/2014 7   06/15/2006 1        1,722,834
----------------------------------------------------------------------------------------------------------------------------
      20,000  NYS EFC (NYS Water Services)                          7.200      03/15/2011 7   03/15/2006 1           20,136
----------------------------------------------------------------------------------------------------------------------------
     640,000  NYS EFC (NYS Water Services)                          7.250      06/15/2010 7   06/15/2006 1          642,106
----------------------------------------------------------------------------------------------------------------------------
      15,000  NYS EFC (NYS Water Services)                          7.500      03/15/2011 7   03/15/2006 1           15,052
----------------------------------------------------------------------------------------------------------------------------
   1,180,000  NYS EFC (NYS Water Services)                          7.500      06/15/2012 7   06/15/2006 1        1,253,715
----------------------------------------------------------------------------------------------------------------------------
      35,000  NYS EFC (NYS Water Services)                          7.500      06/15/2012 7   06/15/2006 1           37,070
----------------------------------------------------------------------------------------------------------------------------
   1,425,000  NYS EFC (Personal Income Tax)                         5.250      01/01/2022     01/01/2013 1        1,543,717
----------------------------------------------------------------------------------------------------------------------------
   7,800,000  NYS EFC (Pilgrim State Sewage Treatment)              6.300      03/15/2016     03/15/2006 1        8,048,352
----------------------------------------------------------------------------------------------------------------------------
      35,000  NYS EFC (Riverbank State Park)                        5.125      04/01/2022     04/01/2007 1           35,777


                    43 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                               EFFECTIVE
   PRINCIPAL                                                                                   MATURITY*              VALUE
      AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    330,000  NYS EFC (Spring Valley Water Company)                 5.650%     11/01/2023     05/01/2006 1   $      330,571
----------------------------------------------------------------------------------------------------------------------------
   2,000,000  NYS EFC (Spring Valley Water Company)                 6.300      08/01/2024     08/01/2006 1        2,063,680
----------------------------------------------------------------------------------------------------------------------------
   4,250,000  NYS EFC (Waste Management)                            4.450      07/01/2017     07/01/2009 3        4,309,160
----------------------------------------------------------------------------------------------------------------------------
   8,060,000  NYS ERDA (Brooklyn Union Gas)                         5.500      01/01/2021     01/01/2008 1        8,235,224
----------------------------------------------------------------------------------------------------------------------------
 132,565,000  NYS ERDA (Con Ed)                                     4.700      06/01/2036     04/03/2006 1      132,611,398
----------------------------------------------------------------------------------------------------------------------------
      70,000  NYS ERDA (Corning Natural Gas)                        8.250      12/01/2018     06/01/2006 1           71,526
----------------------------------------------------------------------------------------------------------------------------
     555,000  NYS ERDA (LILCO)                                      5.150      03/01/2016     03/01/2006 1          556,776
----------------------------------------------------------------------------------------------------------------------------
   4,375,000  NYS ERDA (LILCO)                                      5.150      03/01/2016     03/01/2006 1        4,427,238
----------------------------------------------------------------------------------------------------------------------------
   4,035,000  NYS ERDA (LILCO)                                      5.150      03/01/2016     03/01/2006 1        4,092,418
----------------------------------------------------------------------------------------------------------------------------
   8,725,000  NYS ERDA (LILCO)                                      5.150      03/01/2016     03/01/2006 1        8,849,157
----------------------------------------------------------------------------------------------------------------------------
      65,000  NYS ERDA (NIMO), Series A                             5.150      11/01/2025     11/01/2008 1           68,561
----------------------------------------------------------------------------------------------------------------------------
       5,000  NYS GO                                                5.000      09/15/2017     09/15/2008 1            5,254
----------------------------------------------------------------------------------------------------------------------------
      25,000  NYS GO                                                5.300      07/15/2015     07/15/2006 1           25,528
----------------------------------------------------------------------------------------------------------------------------
      40,000  NYS GO                                                5.300      07/15/2017     07/15/2006 1           40,837
----------------------------------------------------------------------------------------------------------------------------
      25,000  NYS GO                                                5.500      07/15/2024     07/15/2006 1           25,549
----------------------------------------------------------------------------------------------------------------------------
      50,000  NYS GO                                                5.625      08/15/2008     08/15/2006 1           50,598
----------------------------------------------------------------------------------------------------------------------------
     200,000  NYS GO                                                5.625      08/15/2009     08/15/2006 1          202,390
----------------------------------------------------------------------------------------------------------------------------
     120,000  NYS GO                                                5.625      10/01/2020     04/01/2006 1          121,436
----------------------------------------------------------------------------------------------------------------------------
   1,375,000  NYS GO                                                5.875      08/01/2024     08/01/2006 1        1,413,734
----------------------------------------------------------------------------------------------------------------------------
      40,000  NYS GO                                                6.600      12/01/2014     06/01/2006 1           40,558
----------------------------------------------------------------------------------------------------------------------------
   1,625,000  NYS HFA (Economic Devel. & Hsg.)                      5.250      03/15/2016     03/15/2013 1        1,763,190
----------------------------------------------------------------------------------------------------------------------------
      20,000  NYS HFA (General Hsg.)                                6.600      11/01/2006     05/01/2006 1           20,235
----------------------------------------------------------------------------------------------------------------------------
       5,000  NYS HFA (Hospital & Nursing Home)                     5.500      11/01/2012     05/01/2006 4            5,506
----------------------------------------------------------------------------------------------------------------------------
      15,000  NYS HFA (Hospital & Nursing Home)                     5.875      11/01/2010     05/01/2006 4           16,398
----------------------------------------------------------------------------------------------------------------------------
       5,000  NYS HFA (Hospital & Nursing Home)                     5.900      11/01/2010     05/01/2006 4            5,502
----------------------------------------------------------------------------------------------------------------------------
      10,000  NYS HFA (Hospital & Nursing Home)                     6.000      11/01/2013     02/01/2008 1           11,438
----------------------------------------------------------------------------------------------------------------------------
      35,000  NYS HFA (Hospital & Nursing Home)                     6.000      11/01/2014     05/01/2006 4           40,348
----------------------------------------------------------------------------------------------------------------------------
       5,000  NYS HFA (Hospital & Nursing Home)                     6.875      11/01/2009     05/01/2006 4            5,601
----------------------------------------------------------------------------------------------------------------------------
     575,000  NYS HFA (Hospital & Nursing Home)                     7.000      11/01/2017     05/01/2006 4          686,498
----------------------------------------------------------------------------------------------------------------------------
      25,000  NYS HFA (Loewn Devel. Of Wappingers Falls)            5.250      08/15/2019     02/15/2009 1           25,768
----------------------------------------------------------------------------------------------------------------------------
      70,000  NYS HFA (Meadow Manor)                                7.750      11/01/2019 7   05/01/2006 1           70,217
----------------------------------------------------------------------------------------------------------------------------
     345,000  NYS HFA (Multifamily Hsg.)                            5.300      08/15/2022     08/15/2012 1          360,301
----------------------------------------------------------------------------------------------------------------------------
     585,000  NYS HFA (Multifamily Hsg.)                            5.850      08/15/2013 7   02/15/2006 1          592,166
----------------------------------------------------------------------------------------------------------------------------
      95,000  NYS HFA (Multifamily Hsg.)                            5.950      08/15/2024 7   02/15/2006 1           95,115
----------------------------------------------------------------------------------------------------------------------------
     185,000  NYS HFA (Multifamily Hsg.)                            6.000      08/15/2027 7   02/15/2008 1          190,796
----------------------------------------------------------------------------------------------------------------------------
      55,000  NYS HFA (Multifamily Hsg.)                            6.050      08/15/2032     02/15/2007 1           56,745
----------------------------------------------------------------------------------------------------------------------------
   1,000,000  NYS HFA (Multifamily Hsg.)                            6.100      08/15/2016 7   08/15/2008 1        1,026,500
----------------------------------------------------------------------------------------------------------------------------
      50,000  NYS HFA (Multifamily Hsg.)                            6.100      08/15/2028     08/15/2006 1           51,385
----------------------------------------------------------------------------------------------------------------------------
     450,000  NYS HFA (Multifamily Hsg.)                            6.100      11/15/2036     11/15/2006 1          466,524
----------------------------------------------------------------------------------------------------------------------------
      25,000  NYS HFA (Multifamily Hsg.)                            6.200      08/15/2012 7   02/15/2006 1           25,036
----------------------------------------------------------------------------------------------------------------------------
      15,000  NYS HFA (Multifamily Hsg.)                            6.250      08/15/2014 7   02/15/2006 1           15,172


                    44 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                               EFFECTIVE
   PRINCIPAL                                                                                   MATURITY*              VALUE
      AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     35,000  NYS HFA (Multifamily Hsg.)                            6.250%     08/15/2014     02/15/2006 1   $       35,403
----------------------------------------------------------------------------------------------------------------------------
     150,000  NYS HFA (Multifamily Hsg.)                            6.250      08/15/2023 7   02/15/2006 1          150,176
----------------------------------------------------------------------------------------------------------------------------
      30,000  NYS HFA (Multifamily Hsg.)                            6.250      08/15/2023     02/15/2006 1           30,037
----------------------------------------------------------------------------------------------------------------------------
     240,000  NYS HFA (Multifamily Hsg.)                            6.250      08/15/2025     02/15/2006 1          240,394
----------------------------------------------------------------------------------------------------------------------------
     135,000  NYS HFA (Multifamily Hsg.)                            6.250      08/15/2027 7   08/15/2006 1          138,781
----------------------------------------------------------------------------------------------------------------------------
     585,000  NYS HFA (Multifamily Hsg.) 8                          6.350      08/15/2023 7   02/15/2006 1          592,652
----------------------------------------------------------------------------------------------------------------------------
     490,000  NYS HFA (Multifamily Hsg.)                            6.450      08/15/2014 7   02/15/2006 1          495,424
----------------------------------------------------------------------------------------------------------------------------
     520,000  NYS HFA (Multifamily Hsg.)                            6.500      08/15/2024 7   02/15/2006 1          524,685
----------------------------------------------------------------------------------------------------------------------------
      15,000  NYS HFA (Multifamily Hsg.)                            6.500      08/15/2024     02/15/2006 1           15,021
----------------------------------------------------------------------------------------------------------------------------
     515,000  NYS HFA (Multifamily Hsg.)                            6.625      08/15/2012     02/15/2006 1          515,747
----------------------------------------------------------------------------------------------------------------------------
   1,365,000  NYS HFA (Multifamily Hsg.)                            6.700      08/15/2025 7   02/15/2006 1        1,366,911
----------------------------------------------------------------------------------------------------------------------------
     455,000  NYS HFA (Multifamily Hsg.)                            6.750      11/15/2036     05/15/2006 1          475,930
----------------------------------------------------------------------------------------------------------------------------
     230,000  NYS HFA (Multifamily Hsg.)                            6.850      11/01/2019 7   11/01/2006 1          231,463
----------------------------------------------------------------------------------------------------------------------------
     205,000  NYS HFA (Multifamily Hsg.)                            6.900      08/15/2007 7   02/15/2006 1          205,455
----------------------------------------------------------------------------------------------------------------------------
     140,000  NYS HFA (Multifamily Hsg.)                            6.950      08/15/2012 7   02/15/2006 1          140,392
----------------------------------------------------------------------------------------------------------------------------
     100,000  NYS HFA (Multifamily Hsg.)                            7.000      08/15/2012     02/15/2006 1          100,204
----------------------------------------------------------------------------------------------------------------------------
     505,000  NYS HFA (Multifamily Hsg.)                            7.000      08/15/2022     02/15/2006 1          506,121
----------------------------------------------------------------------------------------------------------------------------
   1,350,000  NYS HFA (Multifamily Hsg.)                            7.050      08/15/2024 7   02/15/2006 1        1,379,322
----------------------------------------------------------------------------------------------------------------------------
     720,000  NYS HFA (Multifamily Hsg.)                            7.550      11/01/2029     05/01/2006 1          728,431
----------------------------------------------------------------------------------------------------------------------------
   2,360,000  NYS HFA (Multifamily Hsg.)                            7.750      11/01/2020 7   05/01/2006 1        2,388,839
----------------------------------------------------------------------------------------------------------------------------
      20,000  NYS HFA (Nonprofit Hsg.)                              6.200      11/01/2006     05/01/2006 1           20,404
----------------------------------------------------------------------------------------------------------------------------
      15,000  NYS HFA (Nonprofit Hsg.)                              6.200      11/01/2007     05/01/2006 1           15,168
----------------------------------------------------------------------------------------------------------------------------
      30,000  NYS HFA (Nonprofit Hsg.)                              6.200      11/01/2008     05/01/2006 1           30,337
----------------------------------------------------------------------------------------------------------------------------
       5,000  NYS HFA (Nonprofit Hsg.)                              6.200      11/01/2009     05/01/2006 1            5,056
----------------------------------------------------------------------------------------------------------------------------
      50,000  NYS HFA (Nonprofit Hsg.)                              6.200      11/01/2011     05/01/2006 1           50,566
----------------------------------------------------------------------------------------------------------------------------
      40,000  NYS HFA (Nonprofit Hsg.)                              6.200      11/01/2012     05/01/2006 1           40,337
----------------------------------------------------------------------------------------------------------------------------
      15,000  NYS HFA (Nonprofit Hsg.)                              6.200      11/01/2013     05/01/2006 1           15,266
----------------------------------------------------------------------------------------------------------------------------
      10,000  NYS HFA (Nonprofit Hsg.)                              6.400      11/01/2006     05/01/2006 1           10,112
----------------------------------------------------------------------------------------------------------------------------
      20,000  NYS HFA (Nonprofit Hsg.)                              6.400      11/01/2009     11/01/2009 1           20,181
----------------------------------------------------------------------------------------------------------------------------
      10,000  NYS HFA (Nonprofit Hsg.)                              6.400      11/01/2010     05/01/2006 1           10,079
----------------------------------------------------------------------------------------------------------------------------
      30,000  NYS HFA (Nonprofit Hsg.)                              6.400      11/01/2012     11/01/2012 1           30,267
----------------------------------------------------------------------------------------------------------------------------
       5,000  NYS HFA (Nonprofit Hsg.)                              6.400      11/01/2013     05/01/2006 1            5,161
----------------------------------------------------------------------------------------------------------------------------
       6,000  NYS HFA (Nonprofit Hsg.)                              6.600      11/01/2009     05/01/2006 1            6,193
----------------------------------------------------------------------------------------------------------------------------
       9,000  NYS HFA (Nonprofit Hsg.)                              6.875      11/01/2010     05/01/2006 1            9,290
----------------------------------------------------------------------------------------------------------------------------
     380,000  NYS HFA (Nonprofit Hsg.)                              8.400      11/01/2006     05/01/2006 1          386,217
----------------------------------------------------------------------------------------------------------------------------
     405,000  NYS HFA (Nonprofit Hsg.)                              8.400      11/01/2007     05/01/2006 1          411,626
----------------------------------------------------------------------------------------------------------------------------
     445,000  NYS HFA (Nonprofit Hsg.)                              8.400      11/01/2008     05/01/2006 1          458,782
----------------------------------------------------------------------------------------------------------------------------
   1,435,000  NYS HFA (NYC Health Facilities)                       6.000      05/01/2007     05/01/2007          1,468,335
----------------------------------------------------------------------------------------------------------------------------
   4,275,000  NYS HFA (NYC Health Facilities)                       6.000      05/01/2008     05/01/2006 1        4,372,983
----------------------------------------------------------------------------------------------------------------------------
   2,400,000  NYS HFA (Phillips Village)                            7.750      08/15/2017     02/15/2006 1        2,456,616
----------------------------------------------------------------------------------------------------------------------------
   1,860,000  NYS HFA (Service Contract)                            5.500      09/15/2022 7   03/15/2008 1        1,955,920


                    45 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                               EFFECTIVE
   PRINCIPAL                                                                                   MATURITY*              VALUE
      AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    560,000  NYS HFA (Service Contract)                            6.000%     03/15/2026     09/15/2006 1   $      581,504
----------------------------------------------------------------------------------------------------------------------------
   2,000,000  NYS HFA (Simeon Dewitt)                               8.000      11/01/2018 7   05/01/2006 1        2,025,840
----------------------------------------------------------------------------------------------------------------------------
     400,000  NYS HFA (Tiffany Gardens)                             4.500      08/15/2015     03/01/2012 2          404,628
----------------------------------------------------------------------------------------------------------------------------
      30,000  NYS HFA
              (Wyndham Lawn Home for Children)                      5.900      08/15/2017     02/15/2007 1           31,016
----------------------------------------------------------------------------------------------------------------------------
      60,000  NYS HFA, Series A                                     5.800      11/01/2009     05/01/2006 1           62,285
----------------------------------------------------------------------------------------------------------------------------
     135,000  NYS HFA, Series A                                     5.875      11/01/2010     05/01/2006 1          138,781
----------------------------------------------------------------------------------------------------------------------------
  13,575,000  NYS HFA, Series A                                     6.100      11/01/2015 7   05/01/2006 1       13,966,232
----------------------------------------------------------------------------------------------------------------------------
   6,765,000  NYS HFA, Series A                                     6.125      11/01/2020 7   05/01/2006 1        6,961,253
----------------------------------------------------------------------------------------------------------------------------
      35,000  NYS LGAC                                              5.000      04/01/2021     04/01/2008 1           36,457
----------------------------------------------------------------------------------------------------------------------------
      80,000  NYS LGAC                                              5.375      04/01/2016     04/01/2007 1           82,770
----------------------------------------------------------------------------------------------------------------------------
     105,000  NYS LGAC                                              5.375      04/01/2019     04/01/2007 1          108,783
----------------------------------------------------------------------------------------------------------------------------
  11,415,000  NYS LGAC                                              5.400      04/01/2015     04/01/2007 1       11,810,530
----------------------------------------------------------------------------------------------------------------------------
     310,000  NYS LGSC (SCSB) 8                                     6.375      12/15/2009     06/22/2008 2          318,038
----------------------------------------------------------------------------------------------------------------------------
     175,000  NYS Medcare
              (Brookdale Family Care Centers)                       6.375      11/15/2019     05/15/2006 1          178,925
----------------------------------------------------------------------------------------------------------------------------
   2,440,000  NYS Medcare (FHA Insured Mtg.)                        6.050      02/15/2015     02/15/2006 1        2,493,704
----------------------------------------------------------------------------------------------------------------------------
      50,000  NYS Medcare (FHA Insured Mtg.)                        6.150      02/15/2035     02/15/2006 1           51,097
----------------------------------------------------------------------------------------------------------------------------
     250,000  NYS Medcare (FHA Insured Mtg.)                        6.200      02/15/2035     02/15/2006 1          255,495
----------------------------------------------------------------------------------------------------------------------------
     695,000  NYS Medcare (Healthcare)                              6.350      11/01/2014 7   05/01/2006 1          702,193
----------------------------------------------------------------------------------------------------------------------------
      25,000  NYS Medcare (Hospital & Nursing Home)                 5.400      08/15/2033 7   02/15/2006 1           25,039
----------------------------------------------------------------------------------------------------------------------------
      30,000  NYS Medcare (Hospital & Nursing Home)                 5.500      02/15/2022     02/15/2006 1           30,227
----------------------------------------------------------------------------------------------------------------------------
      20,000  NYS Medcare (Hospital & Nursing Home)                 5.800      02/15/2007     02/15/2006 1           20,055
----------------------------------------------------------------------------------------------------------------------------
      15,000  NYS Medcare (Hospital & Nursing Home)                 6.100      08/15/2015     02/15/2006 1           15,346
----------------------------------------------------------------------------------------------------------------------------
     125,000  NYS Medcare (Hospital & Nursing Home)                 6.100      02/15/2033 7   02/15/2006 1          125,265
----------------------------------------------------------------------------------------------------------------------------
     170,000  NYS Medcare (Hospital & Nursing Home)                 6.125      02/15/2014 7   02/15/2006 1          170,607
----------------------------------------------------------------------------------------------------------------------------
     920,000  NYS Medcare (Hospital & Nursing Home)                 6.125      02/15/2015     02/15/2006 1          940,341
----------------------------------------------------------------------------------------------------------------------------
   1,535,000  NYS Medcare (Hospital & Nursing Home)                 6.200      08/15/2013     02/15/2006 1        1,538,285
----------------------------------------------------------------------------------------------------------------------------
   1,855,000  NYS Medcare (Hospital & Nursing Home)                 6.200      02/15/2021     02/15/2006 1        1,912,486
----------------------------------------------------------------------------------------------------------------------------
     120,000  NYS Medcare (Hospital & Nursing Home)                 6.200      08/15/2022     02/15/2006 1          120,595
----------------------------------------------------------------------------------------------------------------------------
      25,000  NYS Medcare (Hospital & Nursing Home)                 6.200      08/15/2022     02/15/2006 1           25,063
----------------------------------------------------------------------------------------------------------------------------
     300,000  NYS Medcare (Hospital & Nursing Home)                 6.250      02/15/2027     02/15/2006 1          303,750
----------------------------------------------------------------------------------------------------------------------------
   1,500,000  NYS Medcare (Hospital & Nursing Home)                 6.300      08/15/2023     02/15/2006 1        1,507,695
----------------------------------------------------------------------------------------------------------------------------
     320,000  NYS Medcare (Hospital & Nursing Home)                 7.000      08/15/2032     02/15/2006 1          323,606
----------------------------------------------------------------------------------------------------------------------------
     390,000  NYS Medcare (Hospital & Nursing Home)                 7.400      11/01/2016 7   05/01/2006 1          397,008
----------------------------------------------------------------------------------------------------------------------------
     565,000  NYS Medcare (Hospital & Nursing Home)                 9.375      11/01/2016 7   05/01/2006 1          588,956
----------------------------------------------------------------------------------------------------------------------------
     165,000  NYS Medcare (Hospital & Nursing Home)                 10.000     11/01/2006 7   05/01/2006 1          169,815
----------------------------------------------------------------------------------------------------------------------------
     135,000  NYS Medcare (Insured Mtg. Nursing)                    6.150      02/15/2025     02/15/2006 1          137,962
----------------------------------------------------------------------------------------------------------------------------
      60,000  NYS Medcare (Long Term Health Care)                   7.625      11/01/2010     05/01/2006 1           60,203
----------------------------------------------------------------------------------------------------------------------------
      85,000  NYS Medcare (Montefiore Medical Center)               5.700      02/15/2012     02/15/2006 1           86,856
----------------------------------------------------------------------------------------------------------------------------
   6,820,000  NYS Medcare (Montefiore Medical Center)               5.750      02/15/2015     02/15/2007 1        6,851,577


                    46 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                               EFFECTIVE
   PRINCIPAL                                                                                   MATURITY*              VALUE
      AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  8,110,000  NYS Medcare
              (Montefiore Medical Center)                           5.750%     02/15/2025 7   02/15/2006 1   $    8,246,086
----------------------------------------------------------------------------------------------------------------------------
     300,000  NYS Medcare
              (Montefiore Medical Center)                           6.000      02/15/2035     02/15/2006 1          306,633
----------------------------------------------------------------------------------------------------------------------------
       5,000  NYS Medcare (Secured Mtg.)                            6.375      11/15/2020     05/15/2006 1            5,112
----------------------------------------------------------------------------------------------------------------------------
      25,000  NYS Medcare (St. Peter's Hospital)                    5.250      11/01/2007     05/01/2006 1           25,038
----------------------------------------------------------------------------------------------------------------------------
     275,000  NYS Medcare (St. Peter's Hospital)                    5.375      11/01/2020     05/01/2006 1          278,603
----------------------------------------------------------------------------------------------------------------------------
      20,000  NYS Medcare, Series A                                 6.500      02/15/2035     02/15/2006 1           20,445
----------------------------------------------------------------------------------------------------------------------------
  10,710,000  NYS Municipal Bond Bank Agency
              (Special School Purpose)                              5.250      12/01/2019     06/01/2013 1       11,462,378
----------------------------------------------------------------------------------------------------------------------------
   5,500,000  NYS Municipal Bond Bank Agency
              (Special School Purpose)                              5.250      06/01/2021     06/01/2013 1        5,922,785
----------------------------------------------------------------------------------------------------------------------------
   2,930,000  NYS Municipal Bond Bank Agency
              (Special School Purpose)                              5.500      06/01/2015     06/01/2013 1        3,209,053
----------------------------------------------------------------------------------------------------------------------------
      10,000  NYS Power Authority                                   5.300      11/15/2020     06/15/2006 1           10,014
----------------------------------------------------------------------------------------------------------------------------
     150,000  NYS Power Authority                                   5.500      11/15/2010     06/15/2006 1          151,557
----------------------------------------------------------------------------------------------------------------------------
       5,000  NYS Power Authority                                   5.875      01/01/2010     07/01/2006 1            5,227
----------------------------------------------------------------------------------------------------------------------------
     150,000  NYS Power Authority, Series A                         4.900      11/15/2013     06/15/2006 1          150,186
----------------------------------------------------------------------------------------------------------------------------
     140,000  NYS Power Authority, Series A                         5.000      11/15/2018     06/15/2006 1          140,148
----------------------------------------------------------------------------------------------------------------------------
     150,000  NYS Power Authority, Series A                         5.000      11/15/2019     06/15/2006 1          150,159
----------------------------------------------------------------------------------------------------------------------------
   1,000,000  NYS Power Authority, Series A                         5.300      11/15/2019     06/15/2006 1        1,001,660
----------------------------------------------------------------------------------------------------------------------------
     500,000  NYS Power Authority, Series A                         5.500      11/15/2013     12/15/2006 1          504,940
----------------------------------------------------------------------------------------------------------------------------
      15,000  NYS Thruway Authority                                 5.250      04/01/2012     04/01/2008 1           15,760
----------------------------------------------------------------------------------------------------------------------------
      20,000  NYS Thruway Authority                                 5.250      04/01/2015     04/01/2006 1           20,492
----------------------------------------------------------------------------------------------------------------------------
      20,000  NYS Thruway Authority                                 5.250      04/01/2015     04/01/2008 1           20,974
----------------------------------------------------------------------------------------------------------------------------
  13,655,000  NYS Thruway Authority ROLs 8                          4.331 12   01/01/2015     01/01/2015         14,016,038
----------------------------------------------------------------------------------------------------------------------------
   1,015,000  NYS Thruway Authority Service
              Contract (Highway & Bridge)                           6.000      04/01/2011     04/01/2007 1        1,066,176
----------------------------------------------------------------------------------------------------------------------------
   1,000,000  NYS Thruway Authority, Series A                       5.000      04/01/2023     04/01/2014 1        1,057,030
----------------------------------------------------------------------------------------------------------------------------
   3,500,000  NYS Thruway Authority, Series A                       5.000      03/15/2024     09/15/2014 1        3,700,935
----------------------------------------------------------------------------------------------------------------------------
      10,000  NYS Thruway Authority, Series B                       5.250      04/01/2014     04/01/2008 1           10,485
----------------------------------------------------------------------------------------------------------------------------
      20,000  NYS Thruway Authority, Series C                       5.250      04/01/2015     04/01/2008 1           21,049
----------------------------------------------------------------------------------------------------------------------------
     340,000  NYS Thruway Authority, Series E                       5.000      01/01/2025     01/01/2008 1          348,136
----------------------------------------------------------------------------------------------------------------------------
   3,525,000  NYS Thruway Authority, Series E                       5.000      01/01/2025     01/01/2008 1        3,641,960
----------------------------------------------------------------------------------------------------------------------------
     585,000  NYS Thruway Authority, Series E                       5.250      01/01/2015     01/01/2008 1          610,728
----------------------------------------------------------------------------------------------------------------------------
      20,000  NYS UDC (Correctional Facilities)                     5.000      01/01/2014     01/01/2008 1           20,978
----------------------------------------------------------------------------------------------------------------------------
     370,000  NYS UDC (Correctional Facilities)                     5.000      01/01/2019     04/01/2006 1          381,422
----------------------------------------------------------------------------------------------------------------------------
      75,000  NYS UDC (Correctional Facilities)                     5.000      01/01/2020 7   01/01/2008 1           78,428
----------------------------------------------------------------------------------------------------------------------------
      50,000  NYS UDC (Correctional Facilities)                     5.000      01/01/2020     01/01/2008 1           51,469
----------------------------------------------------------------------------------------------------------------------------
      30,000  NYS UDC (Correctional Facilities)                     5.890 13   01/01/2007     01/01/2007             28,994
----------------------------------------------------------------------------------------------------------------------------
  10,000,000  NYS UDC (Personal Income Tax)                         5.250      03/15/2034     03/15/2014 1       10,701,900
----------------------------------------------------------------------------------------------------------------------------
   1,400,000  NYS UDC (Senior Lien)                                 5.375      07/01/2022     07/01/2006 1        1,442,518


                    47 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                               EFFECTIVE
   PRINCIPAL                                                                                   MATURITY*              VALUE
      AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$ 15,445,000  NYS UDC (Senior Lien)                                 5.500%     07/01/2016 7   07/01/2006 1   $   15,930,745
----------------------------------------------------------------------------------------------------------------------------
 100,210,000  NYS UDC (South Mall) CAB                              5.550 13   01/01/2011     11/03/2008 2       73,854,770
----------------------------------------------------------------------------------------------------------------------------
     725,000  NYS UDC (South Mall) CAB                              5.800 13   01/01/2011     11/03/2008 2          537,312
----------------------------------------------------------------------------------------------------------------------------
     810,000  NYS UDC (South Mall) CAB                              5.900 13   01/01/2011     11/03/2008 2          600,307
----------------------------------------------------------------------------------------------------------------------------
   4,000,000  NYS UDC (Subordinated Lien)                           5.125      07/01/2020     07/01/2014 1        4,254,920
----------------------------------------------------------------------------------------------------------------------------
   1,000,000  NYS UDC (Subordinated Lien)                           5.125      07/01/2021     07/01/2014 1        1,062,260
----------------------------------------------------------------------------------------------------------------------------
   4,535,000  NYS UDC (Subordinated Lien)                           5.500      07/01/2016     07/01/2008 1        4,666,742
----------------------------------------------------------------------------------------------------------------------------
   6,415,000  NYS UDC (Subordinated Lien)                           5.500      07/01/2022 7   07/01/2006 1        6,600,714
----------------------------------------------------------------------------------------------------------------------------
   5,420,000  NYS UDC (Subordinated Lien)                           5.500      07/01/2026     07/01/2006 1        5,582,166
----------------------------------------------------------------------------------------------------------------------------
   6,720,000  NYS UDC (Subordinated Lien)                           5.600      07/01/2026 7   07/01/2006 1        6,916,694
----------------------------------------------------------------------------------------------------------------------------
      70,000  Oneida County GO                                      5.400      03/15/2011     03/15/2006 1           70,314
----------------------------------------------------------------------------------------------------------------------------
     670,000  Oneida County IDA (Bonide Products)                   5.750      11/01/2007     01/17/2007 2          670,415
----------------------------------------------------------------------------------------------------------------------------
   2,285,000  Oneida County IDA (Faxton Hospital)                   6.625      01/01/2015 7   01/01/2010 1        2,528,353
----------------------------------------------------------------------------------------------------------------------------
     600,000  Oneida County IDA (Presbyterian Home)                 6.100      06/01/2020     06/01/2010 1          648,120
----------------------------------------------------------------------------------------------------------------------------
   1,000,000  Oneida County IDA (Presbyterian Home)                 6.250      06/01/2015     06/01/2010 1        1,086,730
----------------------------------------------------------------------------------------------------------------------------
   3,895,000  Oneida Healthcare Corp.                               5.500      02/01/2016 7   02/01/2011 1        4,151,486
----------------------------------------------------------------------------------------------------------------------------
      50,000  Oneida Healthcare Corp.
              (Oneida Health Systems)                               5.300      02/01/2021     02/01/2011 1           52,670
----------------------------------------------------------------------------------------------------------------------------
     210,000  Onondaga County IDA (Coltec Industries)               7.250      06/01/2008 7   06/01/2006 1          213,780
----------------------------------------------------------------------------------------------------------------------------
     365,000  Onondaga County IDA (Coltec Industries)               9.875      10/01/2010     04/01/2006 1          377,257
----------------------------------------------------------------------------------------------------------------------------
   2,605,000  Onondaga County IDA (Le Moyne College)                5.000      12/01/2012     07/22/2010 5        2,718,604
----------------------------------------------------------------------------------------------------------------------------
     920,000  Onondaga County IDA (Le Moyne College)                5.500      03/01/2014     03/01/2009 1          961,198
----------------------------------------------------------------------------------------------------------------------------
   2,970,000  Onondaga County Res Rec                               5.000      05/01/2006     05/01/2006          2,971,129
----------------------------------------------------------------------------------------------------------------------------
  26,615,000  Onondaga County Res Rec                               5.000      05/01/2010     08/24/2008 2       26,453,713
----------------------------------------------------------------------------------------------------------------------------
      25,000  Ontario County GO                                     5.550      08/15/2009     02/15/2006 1           25,072
----------------------------------------------------------------------------------------------------------------------------
     115,000  Orange County IDA
              (Adult Homes at Erie Station)                         6.000      08/01/2011     04/01/2009 2          119,920
----------------------------------------------------------------------------------------------------------------------------
     210,000  Orange County IDA (Glen Arden)                        5.350      01/01/2007     01/01/2007            210,284
----------------------------------------------------------------------------------------------------------------------------
     230,000  Orange County IDA (Glen Arden)                        5.400      01/01/2008     01/01/2008            230,605
----------------------------------------------------------------------------------------------------------------------------
      40,000  Orange County IDA
              (Orange Mental Retardation Properties)                6.000      05/01/2008     05/01/2006 1           41,088
----------------------------------------------------------------------------------------------------------------------------
      60,000  Orange County IDA
              (Orange Mental Retardation Properties)                6.125      05/01/2016 7   05/01/2006 1           61,514
----------------------------------------------------------------------------------------------------------------------------
   5,065,000  Orange County IDA (St. Luke's
              Cornwall Hospital Obligated Group)                    6.000      12/01/2016 7   12/01/2011 1        5,610,146
----------------------------------------------------------------------------------------------------------------------------
   1,920,000  Orange County IDA (St. Luke's
              Cornwall Hospital Obligated Group)                    6.000      12/01/2016 7   12/01/2011 1        2,126,650
----------------------------------------------------------------------------------------------------------------------------
     250,000  Oswego County IDA (Seneca Hill Manor)                 5.650      08/01/2037     08/01/2007 1          262,518
----------------------------------------------------------------------------------------------------------------------------
      25,000  Oswego GO                                             5.600      01/15/2011     07/15/2006 1           25,565
----------------------------------------------------------------------------------------------------------------------------
     575,000  Otsego County IDA
              (Mary Imogene Bassett Hospital)                       5.350      11/01/2020     11/01/2008 1          609,627
----------------------------------------------------------------------------------------------------------------------------
      35,000  Oyster Bay GO                                         5.000      12/01/2018     06/01/2006 1           35,940


                    48 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                               EFFECTIVE
   PRINCIPAL                                                                                   MATURITY*              VALUE
      AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     50,000  Philadelphia, NY GO                                   7.500%     12/15/2009     12/15/2009     $       56,999
----------------------------------------------------------------------------------------------------------------------------
  21,985,000  Port Authority NY/NJ (Delta Air Lines)                6.950      06/01/2008     06/01/2008         21,742,286
----------------------------------------------------------------------------------------------------------------------------
  62,225,000  Port Authority NY/NJ
              (JFK International Air Terminal)                      5.750      12/01/2022 7   12/01/2007 1       65,722,045
----------------------------------------------------------------------------------------------------------------------------
  26,395,000  Port Authority NY/NJ
              (JFK International Air Terminal)                      5.750      12/01/2025     12/01/2007 1       27,386,396
----------------------------------------------------------------------------------------------------------------------------
  28,990,000  Port Authority NY/NJ
              (JFK International Air Terminal)                      5.900      12/01/2017 7   12/01/2007 1       30,740,126
----------------------------------------------------------------------------------------------------------------------------
   5,955,000  Port Authority NY/NJ
              (JFK International Air Terminal)                      6.250      12/01/2010     12/01/2010          6,551,393
----------------------------------------------------------------------------------------------------------------------------
  24,410,000  Port Authority NY/NJ (KIAC)                           6.750      10/01/2011     10/01/2008 1       24,422,205
----------------------------------------------------------------------------------------------------------------------------
  27,570,000  Port Authority NY/NJ (KIAC)                           6.750      10/01/2019 7   10/01/2008 1       27,591,505
----------------------------------------------------------------------------------------------------------------------------
   6,400,000  Port Authority NY/NJ (KIAC)                           7.000      10/01/2007     04/07/2007 2        6,397,248
----------------------------------------------------------------------------------------------------------------------------
   5,930,000  Port Authority NY/NJ RITES 8                          5.580 12   10/01/2019     10/01/2015 1        6,178,941
----------------------------------------------------------------------------------------------------------------------------
   9,175,000  Port Authority NY/NJ RITES 8                          8.830 12   06/01/2012     06/01/2012         11,729,045
----------------------------------------------------------------------------------------------------------------------------
     100,000  Port Authority NY/NJ, 104th Series                    5.200      07/15/2015     07/15/2006 1          101,158
----------------------------------------------------------------------------------------------------------------------------
      70,000  Port Authority NY/NJ, 104th Series                    5.200      07/15/2016     07/15/2006 1           70,810
----------------------------------------------------------------------------------------------------------------------------
   1,000,000  Port Authority NY/NJ, 104th Series                    5.200      07/15/2017     07/15/2006 1        1,011,550
----------------------------------------------------------------------------------------------------------------------------
   4,030,000  Port Authority NY/NJ, 104th Series                    5.200      07/15/2021     07/15/2006 1        4,076,466
----------------------------------------------------------------------------------------------------------------------------
     185,000  Port Authority NY/NJ, 105th Series                    5.500      09/01/2011     03/01/2006 1          187,422
----------------------------------------------------------------------------------------------------------------------------
     900,000  Port Authority NY/NJ, 105th Series                    5.500      09/01/2012     03/01/2006 1          911,781
----------------------------------------------------------------------------------------------------------------------------
   6,790,000  Port Authority NY/NJ, 105th Series                    5.500      09/01/2013     03/01/2006 1        6,878,881
----------------------------------------------------------------------------------------------------------------------------
     100,000  Port Authority NY/NJ, 105th Series                    5.750      03/01/2016     03/01/2006 1          101,368
----------------------------------------------------------------------------------------------------------------------------
   2,000,000  Port Authority NY/NJ, 105th Series                    6.250      09/01/2006     03/01/2006 1        2,029,560
----------------------------------------------------------------------------------------------------------------------------
   3,025,000  Port Authority NY/NJ, 106th Series                    6.000      07/01/2014     07/01/2006 1        3,088,646
----------------------------------------------------------------------------------------------------------------------------
      80,000  Port Authority NY/NJ, 106th Series                    6.000      07/01/2015     07/01/2006 1           81,845
----------------------------------------------------------------------------------------------------------------------------
   3,455,000  Port Authority NY/NJ, 107th Series                    5.250      10/15/2012     10/15/2006 1        3,528,833
----------------------------------------------------------------------------------------------------------------------------
      50,000  Port Authority NY/NJ, 107th Series                    5.375      10/15/2013     10/15/2006 1           51,117
----------------------------------------------------------------------------------------------------------------------------
      40,000  Port Authority NY/NJ, 107th Series                    5.375      10/15/2014     10/15/2006 1           40,894
----------------------------------------------------------------------------------------------------------------------------
      10,000  Port Authority NY/NJ, 107th Series                    5.375      10/15/2016     10/15/2006 1           10,227
----------------------------------------------------------------------------------------------------------------------------
      65,000  Port Authority NY/NJ, 107th Series                    5.375      10/15/2016     10/15/2006 1           66,416
----------------------------------------------------------------------------------------------------------------------------
      50,000  Port Authority NY/NJ, 108th Series                    5.400      07/15/2010     01/15/2007 1           51,306
----------------------------------------------------------------------------------------------------------------------------
     110,000  Port Authority NY/NJ, 108th Series                    5.400      07/15/2012     01/15/2007 1          112,872
----------------------------------------------------------------------------------------------------------------------------
     225,000  Port Authority NY/NJ, 108th Series                    5.500      07/15/2013     01/15/2007 1          231,084
----------------------------------------------------------------------------------------------------------------------------
     100,000  Port Authority NY/NJ, 108th Series                    5.500      07/15/2014     01/15/2007 1          102,704
----------------------------------------------------------------------------------------------------------------------------
      30,000  Port Authority NY/NJ, 109th Series                    5.375      07/15/2022     01/15/2007 1           30,925
----------------------------------------------------------------------------------------------------------------------------
     285,000  Port Authority NY/NJ, 109th Series                    5.375      07/15/2027     01/15/2007 1          293,365
----------------------------------------------------------------------------------------------------------------------------
     175,000  Port Authority NY/NJ, 109th Series                    5.375      01/15/2032     01/15/2007 1          179,954
----------------------------------------------------------------------------------------------------------------------------
      25,000  Port Authority NY/NJ, 109th Series                    5.500      07/15/2017     01/15/2007 1           25,804
----------------------------------------------------------------------------------------------------------------------------
      65,000  Port Authority NY/NJ, 110th Series                    5.300      07/01/2016     07/01/2007 1           66,934
----------------------------------------------------------------------------------------------------------------------------
     120,000  Port Authority NY/NJ, 110th Series                    5.375      07/01/2017     07/01/2007 1          123,647


                    49 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                               EFFECTIVE
   PRINCIPAL                                                                                   MATURITY*              VALUE
      AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    235,000  Port Authority NY/NJ, 111th Series                    5.000%     10/01/2022 7   10/01/2007 1   $      243,458
----------------------------------------------------------------------------------------------------------------------------
     110,000  Port Authority NY/NJ, 111th Series                    5.000      10/01/2027     10/01/2007 1          112,086
----------------------------------------------------------------------------------------------------------------------------
     100,000  Port Authority NY/NJ, 116th Series                    5.000      10/01/2013     05/01/2006 1          101,145
----------------------------------------------------------------------------------------------------------------------------
      35,000  Port Authority NY/NJ, 116th Series                    5.250      10/01/2014     05/01/2006 1           35,408
----------------------------------------------------------------------------------------------------------------------------
      55,000  Port Authority NY/NJ, 116th Series                    5.250      10/01/2015     05/01/2006 1           55,639
----------------------------------------------------------------------------------------------------------------------------
  10,000,000  Port Authority NY/NJ, 119th Series                    5.250      09/15/2012     09/15/2006 1       10,212,700
----------------------------------------------------------------------------------------------------------------------------
   7,250,000  Port Authority NY/NJ, 119th Series                    5.500      09/15/2016     09/15/2006 1        7,417,548
----------------------------------------------------------------------------------------------------------------------------
     220,000  Port Authority NY/NJ, 119th Series                    5.500      09/15/2017     09/15/2006 1          225,084
----------------------------------------------------------------------------------------------------------------------------
     385,000  Port Authority NY/NJ, 119th Series                    5.500      09/15/2019     09/15/2006 1          393,897
----------------------------------------------------------------------------------------------------------------------------
   7,740,000  Port Authority NY/NJ, 119th Series                    5.875      09/15/2015     09/15/2006 1        7,949,444
----------------------------------------------------------------------------------------------------------------------------
      10,000  Port Authority NY/NJ, 120th Series                    5.500      10/15/2017     10/15/2007 1           10,392
----------------------------------------------------------------------------------------------------------------------------
   7,000,000  Port Authority NY/NJ, 120th Series                    5.500      10/15/2035     10/15/2007 1        7,265,370
----------------------------------------------------------------------------------------------------------------------------
   7,000,000  Port Authority NY/NJ, 120th Series                    5.750      10/15/2026     10/15/2007 1        7,316,540
----------------------------------------------------------------------------------------------------------------------------
      40,000  Port Authority NY/NJ, 121st Series                    5.000      10/15/2021     10/15/2007 1           41,504
----------------------------------------------------------------------------------------------------------------------------
      25,000  Port Authority NY/NJ, 121st Series                    5.000      10/15/2022     10/15/2007 1           25,940
----------------------------------------------------------------------------------------------------------------------------
   1,125,000  Port Authority NY/NJ, 121st Series                    5.125      10/15/2030     10/15/2007 1        1,166,816
----------------------------------------------------------------------------------------------------------------------------
      30,000  Port Authority NY/NJ, 122nd Series                    5.000      07/15/2020     07/15/2010 1           30,707
----------------------------------------------------------------------------------------------------------------------------
      30,000  Port Authority NY/NJ, 122nd Series                    5.000      07/15/2031     07/15/2008 1           30,542
----------------------------------------------------------------------------------------------------------------------------
   2,000,000  Port Authority NY/NJ, 122th Series                    5.500      07/15/2011     07/15/2008 1        2,090,500
----------------------------------------------------------------------------------------------------------------------------
  13,620,000  Port Authority NY/NJ, 122th Series                    5.500      07/15/2014     07/15/2008 1       14,253,194
----------------------------------------------------------------------------------------------------------------------------
  14,315,000  Port Authority NY/NJ, 122th Series                    5.500      07/15/2015     07/15/2008 1       14,970,627
----------------------------------------------------------------------------------------------------------------------------
      10,000  Port Authority NY/NJ, 124th Series                    4.800      08/01/2018     08/02/2008 1           10,168
----------------------------------------------------------------------------------------------------------------------------
     230,000  Port Authority NY/NJ, 127th Series                    5.000      12/15/2022     06/15/2012 1          240,010
----------------------------------------------------------------------------------------------------------------------------
   1,500,000  Port Authority NY/NJ, 131st Series                    5.000      12/15/2020     06/15/2013 1        1,568,970
----------------------------------------------------------------------------------------------------------------------------
      15,000  Port Chester IDA (Nadel Industries)                   6.750      02/01/2006     02/01/2006             15,037
----------------------------------------------------------------------------------------------------------------------------
      25,000  Port Chester IDA (Nadel Industries)                   7.000      02/01/2016     02/01/2008 4           26,306
----------------------------------------------------------------------------------------------------------------------------
   1,570,000  Poughkeepsie IDA
              (Eastman & Bixby Redevelopment Corp.)                 5.900      08/01/2020     08/01/2010 1        1,683,747
----------------------------------------------------------------------------------------------------------------------------
     480,000  Putnam County IDA (Brewster Plastics)                 7.375      12/01/2008     12/23/2007 2          483,715
----------------------------------------------------------------------------------------------------------------------------
   1,200,000  Rensselaer County IDA
              (Franciscan Heights)                                  5.375      12/01/2025     12/01/2014 1        1,273,224
----------------------------------------------------------------------------------------------------------------------------
      40,000  Rensselaer County IDA
              (Rensselaer Polytechnical Institute)                  5.125      08/01/2029     08/01/2009 1           41,219
----------------------------------------------------------------------------------------------------------------------------
      50,000  Rensselaer County IDA
              (Rensselaer Polytechnical Institute)                  5.500      08/01/2022     08/01/2009 1           52,564
----------------------------------------------------------------------------------------------------------------------------
   3,450,000  Rensselaer County Tobacco Asset
              Securitization Corp.                                  5.200      06/01/2025     07/04/2010 5        3,480,740
----------------------------------------------------------------------------------------------------------------------------
   1,490,000  Rensselaer County Tobacco Asset
              Securitization Corp.                                  5.750      06/01/2043     06/01/2012 1        1,523,972
----------------------------------------------------------------------------------------------------------------------------
     125,000  Rensselaer Hsg. Authority (Renwyck)                   7.650      01/01/2011     07/01/2006 1          128,308
----------------------------------------------------------------------------------------------------------------------------
      60,000  Rensselaer Municipal Leasing Corp.
              (Rensselaer County Nursing Home)                      6.900      06/01/2024     06/01/2006 1           60,562


                    50 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                               EFFECTIVE
   PRINCIPAL                                                                                   MATURITY*              VALUE
      AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  1,700,000  Riverhead HDC (Riverpointe Apartments)                5.850%     08/01/2010     11/06/2008 5   $    1,714,365
----------------------------------------------------------------------------------------------------------------------------
   5,840,000  Rochester Hsg. Authority
              (Crossroads Apartments)                               7.700      01/01/2017 7   12/01/2006 1        5,992,366
----------------------------------------------------------------------------------------------------------------------------
     330,000  Rochester Hsg. Authority
              (Stonewood Village)                                   5.900      09/01/2009     03/28/2008 2          316,084
----------------------------------------------------------------------------------------------------------------------------
  11,305,000  Rockland County Tobacco Asset
              Securitization Corp.                                  5.500      08/15/2025     08/15/2012 1       11,597,347
----------------------------------------------------------------------------------------------------------------------------
     215,000  Rockland Gardens Hsg. Corp.                          10.500      05/01/2011     05/01/2006 1          215,817
----------------------------------------------------------------------------------------------------------------------------
      80,000  Rome HDC, Series A                                    6.250      01/01/2024     07/01/2008 1           84,437
----------------------------------------------------------------------------------------------------------------------------
     260,000  Rome Hsg. Corp.                                       7.000      01/01/2026 7   07/01/2006 1          260,403
----------------------------------------------------------------------------------------------------------------------------
      25,000  Roslyn Union Free School District                     5.300      01/15/2012     07/15/2006 1           25,292
----------------------------------------------------------------------------------------------------------------------------
     225,000  Roxbury CSD GO                                        6.400      06/15/2010     06/15/2006 1          229,784
----------------------------------------------------------------------------------------------------------------------------
     235,000  Roxbury CSD GO                                        6.400      06/15/2011     06/15/2006 1          239,860
----------------------------------------------------------------------------------------------------------------------------
  32,000,000  Sales Tax Asset Receivables Corp., Series A           5.250      10/15/2027     10/15/2014 1       34,654,720
----------------------------------------------------------------------------------------------------------------------------
     500,000  Saratoga County IDA (Saratoga Hospital)               5.000      12/01/2014     12/01/2014            526,025
----------------------------------------------------------------------------------------------------------------------------
   3,725,000  Saratoga County IDA
              (Saratoga Hospital/Saratoga Care/
              Benedict Community Health Center)                     5.750      12/01/2023     06/01/2006 1        3,768,620
----------------------------------------------------------------------------------------------------------------------------
   6,540,000  Saratoga County IDA
              (Saratoga Hospital/Saratoga Care/
              Benedict Community Health Center)                     5.750      12/01/2033     06/01/2006 1        6,616,518
----------------------------------------------------------------------------------------------------------------------------
     290,000  Saratoga County IDA (Saratoga Sheraton)               6.750      12/31/2007     06/01/2006 1          290,589
----------------------------------------------------------------------------------------------------------------------------
   2,000,000  Schenectady Bond Anticipation Notes                   5.250      05/26/2006     05/26/2006          1,996,240
----------------------------------------------------------------------------------------------------------------------------
     800,000  Schenectady GO                                        4.700      12/29/2006     12/29/2006            799,656
----------------------------------------------------------------------------------------------------------------------------
      25,000  Scotia GO                                             6.100      01/15/2012     07/15/2006 1           25,347
----------------------------------------------------------------------------------------------------------------------------
   3,600,000  SONYMA, Series 27                                     5.800      10/01/2020 7   04/01/2010 1        3,755,124
----------------------------------------------------------------------------------------------------------------------------
      95,000  SONYMA, Series 27                                     5.875      04/01/2030 7   04/01/2010 1           98,269
----------------------------------------------------------------------------------------------------------------------------
   8,150,000  SONYMA, Series 29                                     5.400      10/01/2022 7   10/01/2010 1        8,452,691
----------------------------------------------------------------------------------------------------------------------------
  10,925,000  SONYMA, Series 29                                     5.450      10/01/2031     10/01/2010 1       11,249,363
----------------------------------------------------------------------------------------------------------------------------
     400,000  SONYMA, Series 31                                     5.200      10/01/2021     04/01/2011 1          410,812
----------------------------------------------------------------------------------------------------------------------------
     285,000  SONYMA, Series 49                                     5.800      10/01/2013     06/29/2006 1          291,042
----------------------------------------------------------------------------------------------------------------------------
      10,000  SONYMA, Series 49                                     5.850      10/01/2017     06/29/2006 1           10,106
----------------------------------------------------------------------------------------------------------------------------
     240,000  SONYMA, Series 53                                     5.750      10/01/2011 7   01/04/2008 1          245,129
----------------------------------------------------------------------------------------------------------------------------
      25,000  SONYMA, Series 64                                     5.800      10/01/2017     04/01/2007 1           25,901
----------------------------------------------------------------------------------------------------------------------------
     150,000  SONYMA, Series 66                                     5.600      10/01/2017     07/01/2007 1          155,621
----------------------------------------------------------------------------------------------------------------------------
     100,000  SONYMA, Series 67                                     5.600      10/01/2014 7   09/01/2009 1          103,275
----------------------------------------------------------------------------------------------------------------------------
      45,000  SONYMA, Series 67                                     5.600      10/01/2014     09/01/2007 1           46,444
----------------------------------------------------------------------------------------------------------------------------
   1,065,000  SONYMA, Series 67                                     5.700      10/01/2017 7   09/01/2007 1        1,098,505
----------------------------------------------------------------------------------------------------------------------------
     200,000  SONYMA, Series 67                                     5.800      10/01/2028 7   09/01/2009 1          201,444
----------------------------------------------------------------------------------------------------------------------------
      40,000  SONYMA, Series 67                                     5.800      10/01/2028     09/01/2009 1           40,299
----------------------------------------------------------------------------------------------------------------------------
   2,365,000  SONYMA, Series 70                                     5.375      10/01/2017 7   03/01/2008 1        2,430,511
----------------------------------------------------------------------------------------------------------------------------
     100,000  SONYMA, Series 73                                     5.300      10/01/2028     09/01/2008 1          102,221


                    51 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                EFFECTIVE
    PRINCIPAL                                                                                   MATURITY*              VALUE
       AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    140,000  SONYMA, Series 73-B                                   5.450%     10/01/2024 7   09/30/2011 1   $      140,659
----------------------------------------------------------------------------------------------------------------------------
   2,140,000  SONYMA, Series 80                                     5.100      10/01/2017 7   03/01/2009 1        2,205,270
----------------------------------------------------------------------------------------------------------------------------
   5,350,000  SONYMA, Series 82                                     5.550      10/01/2019 7   10/01/2009 1        5,537,678
----------------------------------------------------------------------------------------------------------------------------
  25,000,000  SONYMA, Series 83                                     5.450      04/01/2018 7   10/01/2009 1       25,954,000
----------------------------------------------------------------------------------------------------------------------------
      45,000  SONYMA, Series 83                                     5.550      10/01/2027     10/01/2009 1           46,489
----------------------------------------------------------------------------------------------------------------------------
     145,000  SONYMA, Series 84                                     5.900      04/01/2022 7   09/01/2009 1          150,777
----------------------------------------------------------------------------------------------------------------------------
   5,590,000  SONYMA, Series 84                                     5.950      04/01/2030 7   09/01/2009 1        5,809,016
----------------------------------------------------------------------------------------------------------------------------
   1,350,000  SONYMA, Series 88                                     5.500      04/01/2025     11/01/2009 1        1,366,295
----------------------------------------------------------------------------------------------------------------------------
     100,000  SONYMA, Series 91                                     5.300      10/01/2009     07/01/2007 1          103,864
----------------------------------------------------------------------------------------------------------------------------
   2,785,000  SONYMA, Series 93                                     5.600      10/01/2017     10/01/2009 1        2,844,543
----------------------------------------------------------------------------------------------------------------------------
  19,810,000  SONYMA, Series 94                                     5.900      10/01/2030 7   04/01/2010 1       20,663,019
----------------------------------------------------------------------------------------------------------------------------
   2,000,000  SONYMA, Series 95                                     5.500      10/01/2017 7   04/01/2010 1        2,087,880
----------------------------------------------------------------------------------------------------------------------------
   6,100,000  SONYMA, Series 97                                     5.400      10/01/2021 7   04/01/2011 1        6,329,848
----------------------------------------------------------------------------------------------------------------------------
     625,000  SONYMA, Series 98                                     5.050      10/01/2017     04/01/2011 1          643,681
----------------------------------------------------------------------------------------------------------------------------
     850,000  SONYMA, Series 101                                    5.000      10/01/2018     10/01/2011 1          868,462
----------------------------------------------------------------------------------------------------------------------------
  22,985,000  SONYMA, Series 106                                    5.250      04/01/2034     04/01/2012 1       23,579,852
----------------------------------------------------------------------------------------------------------------------------
     300,000  Spring Valley GO                                      5.000      05/01/2020     05/15/2015 1          316,344
----------------------------------------------------------------------------------------------------------------------------
     310,000  Spring Valley GO                                      5.000      05/01/2021     05/15/2015 1          322,772
----------------------------------------------------------------------------------------------------------------------------
     325,000  Spring Valley GO                                      5.000      05/01/2022     05/15/2015 1          337,383
----------------------------------------------------------------------------------------------------------------------------
     335,000  Spring Valley GO                                      5.000      05/01/2023     05/15/2015 1          346,728
----------------------------------------------------------------------------------------------------------------------------
     350,000  Spring Valley GO                                      5.000      05/01/2024     05/15/2015 1          361,715
----------------------------------------------------------------------------------------------------------------------------
     365,000  Spring Valley GO                                      5.000      05/01/2025     05/15/2015 1          376,939
----------------------------------------------------------------------------------------------------------------------------
      65,000  Springville HDC (Springbrook)                         5.950      01/01/2010     04/15/2008 5           67,061
----------------------------------------------------------------------------------------------------------------------------
     330,000  St. Lawrence County IDA (PACES)                       5.875      06/30/2007     01/15/2007 2          331,990
----------------------------------------------------------------------------------------------------------------------------
     230,000  Suffolk County IDA (ACLD)                             5.750      03/01/2006     03/01/2006            230,087
----------------------------------------------------------------------------------------------------------------------------
     845,000  Suffolk County IDA (ALIA-CCDRCA)                      7.000      06/01/2016     06/01/2011 1          909,347
----------------------------------------------------------------------------------------------------------------------------
   1,020,000  Suffolk County IDA (ALIA-FREE)                        7.000      06/01/2016     06/01/2011 1        1,097,673
----------------------------------------------------------------------------------------------------------------------------
     860,000  Suffolk County IDA (ALIA-IGHL)                        6.500      12/01/2013     11/07/2010 2          907,919
----------------------------------------------------------------------------------------------------------------------------
     480,000  Suffolk County IDA (ALIA-WORCA)                       7.000      06/01/2016     06/01/2011 1          516,552
----------------------------------------------------------------------------------------------------------------------------
     370,000  Suffolk County IDA (Catholic Charities)               6.000      10/01/2020     07/27/2014 5          373,034
----------------------------------------------------------------------------------------------------------------------------
     340,000  Suffolk County IDA
              (Developmental Disabilities Institute)                6.000      10/01/2020     07/27/2014 5          342,788
----------------------------------------------------------------------------------------------------------------------------
     340,000  Suffolk County IDA
              (Developmental Disabilities Institute)                6.000      10/01/2020     07/27/2014 5          342,788
----------------------------------------------------------------------------------------------------------------------------
     240,000  Suffolk County IDA (Dowling College)                  6.500      12/01/2006     12/01/2006            241,822
----------------------------------------------------------------------------------------------------------------------------
      45,000  Suffolk County IDA (Dowling College)                  6.625      06/01/2024     06/01/2006 1           45,088
----------------------------------------------------------------------------------------------------------------------------
     195,000  Suffolk County IDA (Family Residences)                6.000      10/01/2015     11/12/2011 2          196,164
----------------------------------------------------------------------------------------------------------------------------
     520,000  Suffolk County IDA (Family Residences),
              Series A                                              6.375      12/01/2018     04/20/2013 2          556,754
----------------------------------------------------------------------------------------------------------------------------
   3,440,000  Suffolk County IDA (Family Residences),
              Series A                                              6.375      12/01/2018     02/03/2014 2        3,683,139


                    52 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                               EFFECTIVE
   PRINCIPAL                                                                                   MATURITY*              VALUE
      AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    870,000  Suffolk County IDA
              (Huntington First Aid Squad)                          6.025%     11/01/2008     05/15/2007 2   $      895,169
----------------------------------------------------------------------------------------------------------------------------
     760,000  Suffolk County IDA
              (Independent Group Home Living)                       6.000      10/01/2020     07/27/2014 2          766,232
----------------------------------------------------------------------------------------------------------------------------
     735,000  Suffolk County IDA
              (L.I. Network Community Services)                     7.000      02/01/2014     02/01/2010 2          756,425
----------------------------------------------------------------------------------------------------------------------------
     520,000  Suffolk County IDA (Lifes WORC)                       6.000      10/01/2020     07/27/2014 2          524,264
----------------------------------------------------------------------------------------------------------------------------
     290,000  Suffolk County IDA
              (Mattituck-Laurel Library)                            6.000      09/01/2019 7   09/01/2010 1          323,498
----------------------------------------------------------------------------------------------------------------------------
     945,000  Suffolk County IDA
              (Nissequogue Cogeneration Partners)                   4.875      01/01/2008     02/11/2007 2          908,447
----------------------------------------------------------------------------------------------------------------------------
   5,250,000  Suffolk County IDA
              (Nissequogue Cogeneration Partners)                   5.300      01/01/2013     05/06/2011 2        5,002,568
----------------------------------------------------------------------------------------------------------------------------
     985,000  Suffolk County IDA
              (Pederson-Krager Center)                              6.375      11/01/2015     03/07/2012 2          993,461
----------------------------------------------------------------------------------------------------------------------------
     920,000  Suffolk County IDA
              (Pederson-Krager Center)                              6.400      02/01/2015     01/23/2011 2          929,044
----------------------------------------------------------------------------------------------------------------------------
     280,000  Suffolk County IDA (Suffolk Hotels)                   6.000      10/01/2020     07/27/2014 2          282,296
----------------------------------------------------------------------------------------------------------------------------
     100,000  Suffolk County Water Authority                        5.750      06/01/2010     06/01/2006 4          107,954
----------------------------------------------------------------------------------------------------------------------------
      30,000  Sullivan County GO                                    5.100      03/15/2011     03/15/2006 1           30,046
----------------------------------------------------------------------------------------------------------------------------
   6,750,000  Sullivan County IDA (Center for Discovery)            6.375      02/01/2020     07/28/2014 5        6,775,515
----------------------------------------------------------------------------------------------------------------------------
      30,000  Syracuse Hsg. Authority                               5.400      09/01/2021     09/01/2015 1           31,961
----------------------------------------------------------------------------------------------------------------------------
     175,000  Syracuse IDA (Crouse Irving Companies)                5.250      01/01/2017     01/01/2010 1          179,984
----------------------------------------------------------------------------------------------------------------------------
   1,330,000  Syracuse IDA
              (Crouse Irving Health Hospital)                       5.125      01/01/2009     01/13/2008 2        1,153,895
----------------------------------------------------------------------------------------------------------------------------
     730,000  Syracuse IDA (One Center Armory Garage)               6.750      12/01/2017     06/01/2006 1          742,352
----------------------------------------------------------------------------------------------------------------------------
     730,000  Syracuse SCHC
              (East Hill Village Apartments)                        6.125      11/01/2010     09/27/2008 2          721,240
----------------------------------------------------------------------------------------------------------------------------
   3,000,000  Tobacco Settlement Financing Corp. (TASC)             5.250      06/01/2012     06/01/2006 1        3,025,470
----------------------------------------------------------------------------------------------------------------------------
  11,905,000  Tobacco Settlement Financing Corp. (TASC)             5.250      06/01/2013     06/01/2008 1       12,405,010
----------------------------------------------------------------------------------------------------------------------------
   4,420,000  Tobacco Settlement Financing Corp. (TASC)             5.250      06/01/2013     06/01/2008 1        4,616,115
----------------------------------------------------------------------------------------------------------------------------
   2,220,000  Tobacco Settlement Financing Corp. (TASC)             5.250      06/01/2021     06/01/2013 1        2,386,966
----------------------------------------------------------------------------------------------------------------------------
  20,355,000  Tobacco Settlement Financing Corp. (TASC)             5.500      06/01/2010     06/01/2006 1       20,430,517
----------------------------------------------------------------------------------------------------------------------------
  19,550,000  Tobacco Settlement Financing Corp. (TASC)             5.500      06/01/2014     06/01/2009 1       20,757,017
----------------------------------------------------------------------------------------------------------------------------
   8,250,000  Tobacco Settlement Financing Corp. (TASC)             5.500      06/01/2015     06/01/2010 1        8,956,860
----------------------------------------------------------------------------------------------------------------------------
  11,900,000  Tobacco Settlement Financing Corp. (TASC)             5.500      06/01/2016     06/01/2008 1       12,757,990
----------------------------------------------------------------------------------------------------------------------------
   5,020,000  Tobacco Settlement Financing Corp. (TASC)             5.500      06/01/2017     06/01/2011 1        5,432,995
----------------------------------------------------------------------------------------------------------------------------
  21,000,000  Tobacco Settlement Financing Corp. (TASC)             5.500      06/01/2018     06/01/2012 1       22,872,570
----------------------------------------------------------------------------------------------------------------------------
  20,500,000  Tobacco Settlement Financing Corp. (TASC)             5.500      06/01/2019     06/01/2013 1       22,518,635
----------------------------------------------------------------------------------------------------------------------------
   1,000,000  Tobacco Settlement Financing Corp. (TASC)             5.500      06/01/2020     06/01/2013 1        1,093,760
----------------------------------------------------------------------------------------------------------------------------
  18,395,000  Tobacco Settlement Financing Corp. (TASC)             5.500      06/01/2021     06/01/2013 1       20,070,417
----------------------------------------------------------------------------------------------------------------------------
  14,965,000  Tobacco Settlement Financing Corp. (TASC)             5.500      06/01/2022     06/01/2013 1       16,268,152


                    53 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                               EFFECTIVE
   PRINCIPAL                                                                                   MATURITY*              VALUE
      AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    900,000  Tompkins County IDA (Kendall at Ithaca)               5.750%     07/01/2018     07/01/2008 1   $      927,963
----------------------------------------------------------------------------------------------------------------------------
   2,000,000  Tompkins County IDA (Kendall at Ithaca)               6.000      07/01/2024     07/01/2008 1        2,069,060
----------------------------------------------------------------------------------------------------------------------------
      30,000  Tompkins Health Care Corp.
              (Reconstruction Home)                                 5.875      02/01/2033     02/01/2006 1           30,058
----------------------------------------------------------------------------------------------------------------------------
     280,000  Tompkins Health Care Corp.
              (Reconstruction Home)                                10.800      02/01/2028 7   02/01/2006 1          309,439
----------------------------------------------------------------------------------------------------------------------------
   2,125,000  Tonawanda HDC (Tonawanda Towers)                      6.150      10/01/2011     10/01/2007 1        2,219,733
----------------------------------------------------------------------------------------------------------------------------
      40,000  Triborough Bridge & Tunnel Authority                  5.000      01/01/2024     07/01/2006 1           40,056
----------------------------------------------------------------------------------------------------------------------------
     540,000  Triborough Bridge & Tunnel Authority,
              Series A                                              5.000      01/01/2024     07/01/2006 4          540,756
----------------------------------------------------------------------------------------------------------------------------
     580,000  TSASC, Inc. (TFABs)                                   3.750      07/15/2008     07/15/2008            578,741
----------------------------------------------------------------------------------------------------------------------------
      80,000  TSASC, Inc. (TFABs)                                   4.000      07/15/2009     07/15/2009             80,156
----------------------------------------------------------------------------------------------------------------------------
     275,000  TSASC, Inc. (TFABs)                                   4.250      07/15/2010     07/15/2010            275,052
----------------------------------------------------------------------------------------------------------------------------
      60,000  TSASC, Inc. (TFABs)                                   4.500      07/15/2012     07/15/2012             60,184
----------------------------------------------------------------------------------------------------------------------------
      75,000  TSASC, Inc. (TFABs)                                   5.000      07/15/2014     07/15/2012 1           76,655
----------------------------------------------------------------------------------------------------------------------------
     430,000  TSASC, Inc. (TFABs)                                   5.250      07/15/2011     07/15/2011            451,135
----------------------------------------------------------------------------------------------------------------------------
   2,150,000  TSASC, Inc. (TFABs)                                   5.375      07/15/2011     07/15/2006 6        2,225,551
----------------------------------------------------------------------------------------------------------------------------
   2,440,000  TSASC, Inc. (TFABs)                                   5.375      07/15/2012     07/15/2006 6        2,538,600
----------------------------------------------------------------------------------------------------------------------------
     225,000  TSASC, Inc. (TFABs)                                   5.400      07/15/2012     07/15/2007 6          235,568
----------------------------------------------------------------------------------------------------------------------------
   2,825,000  TSASC, Inc. (TFABs)                                   5.500      07/15/2013     07/15/2007 6        2,970,346
----------------------------------------------------------------------------------------------------------------------------
     345,000  TSASC, Inc. (TFABs)                                   5.500      07/15/2013     07/15/2008 6          364,389
----------------------------------------------------------------------------------------------------------------------------
     815,000  TSASC, Inc. (TFABs)                                   5.500      07/15/2013     07/15/2012 1          851,333
----------------------------------------------------------------------------------------------------------------------------
  45,340,000  TSASC, Inc. (TFABs)                                   5.500      07/15/2024     07/15/2012 1       46,450,830
----------------------------------------------------------------------------------------------------------------------------
     315,000  TSASC, Inc. (TFABs)                                   5.600      07/15/2014     07/15/2008 6          333,793
----------------------------------------------------------------------------------------------------------------------------
   5,315,000  TSASC, Inc. (TFABs)                                   5.700      07/15/2014     07/15/2009 1        5,625,449
----------------------------------------------------------------------------------------------------------------------------
     150,000  TSASC, Inc. (TFABs)                                   5.750      07/15/2015     07/15/2009 1          158,976
----------------------------------------------------------------------------------------------------------------------------
   2,495,000  TSASC, Inc. (TFABs)                                   5.750      07/15/2032     07/15/2012 1        2,570,898
----------------------------------------------------------------------------------------------------------------------------
     250,000  TSASC, Inc. (TFABs)                                   5.875      07/15/2015     07/15/2009 1          262,388
----------------------------------------------------------------------------------------------------------------------------
   6,575,000  TSASC, Inc. (TFABs)                                   5.875      07/15/2016     07/15/2009 1        6,933,864
----------------------------------------------------------------------------------------------------------------------------
   3,520,000  TSASC, Inc. (TFABs)                                   5.900      07/15/2017     07/15/2009 1        3,710,256
----------------------------------------------------------------------------------------------------------------------------
     275,000  TSASC, Inc. (TFABs)                                   5.900      07/15/2017     07/15/2009 1          289,864
----------------------------------------------------------------------------------------------------------------------------
   1,200,000  TSASC, Inc. (TFABs)                                   6.000      07/15/2018     07/15/2009 1        1,267,212
----------------------------------------------------------------------------------------------------------------------------
   2,490,000  TSASC, Inc. (TFABs)                                   6.000      07/15/2018     07/15/2009 1        2,629,465
----------------------------------------------------------------------------------------------------------------------------
   4,900,000  TSASC, Inc. (TFABs)                                   6.000      07/15/2019     07/15/2009 1        5,155,241
----------------------------------------------------------------------------------------------------------------------------
   4,630,000  TSASC, Inc. (TFABs)                                   6.000      07/15/2019     07/15/2009 1        4,871,177
----------------------------------------------------------------------------------------------------------------------------
   5,565,000  TSASC, Inc. (TFABs)                                   6.000      07/15/2020     07/15/2009 1        5,836,294
----------------------------------------------------------------------------------------------------------------------------
   2,280,000  TSASC, Inc. (TFABs)                                   6.000      07/15/2020     07/15/2009 1        2,391,150
----------------------------------------------------------------------------------------------------------------------------
   2,310,000  TSASC, Inc. (TFABs)                                   6.000      07/15/2021     07/15/2009 1        2,422,613
----------------------------------------------------------------------------------------------------------------------------
  47,080,000  TSASC, Inc. (TFABs)                                   6.250      07/15/2027     07/15/2009 1       49,448,595
----------------------------------------------------------------------------------------------------------------------------
  31,460,000  TSASC, Inc. (TFABs)                                   6.250      07/15/2034 7   07/15/2009 1       33,000,911
----------------------------------------------------------------------------------------------------------------------------
  65,080,000  TSASC, Inc. (TFABs)                                   6.375      07/15/2039 7   07/15/2009 1       68,528,589


                    54 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                               EFFECTIVE
   PRINCIPAL                                                                                   MATURITY*              VALUE
      AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     10,000  Ulster County GO                                      5.400%     11/15/2015     05/15/2006 1   $       10,182
----------------------------------------------------------------------------------------------------------------------------
     100,000  Ulster County IDA (Benedictine Hospital)              6.250      06/01/2008     06/16/2007 2          100,104
----------------------------------------------------------------------------------------------------------------------------
     830,000  Ulster County Tobacco Asset
              Securitization Corp.                                  0.000 11   06/01/2040     06/01/2018 1          667,669
----------------------------------------------------------------------------------------------------------------------------
     200,000  Ulster County Tobacco Asset
              Securitization Corp.                                  6.000      06/01/2040     06/01/2012 1          209,794
----------------------------------------------------------------------------------------------------------------------------
  10,650,000  Ulster County Tobacco Asset
              Securitization Corp.                                  6.750      06/01/2030 7   06/01/2011 1       11,614,145
----------------------------------------------------------------------------------------------------------------------------
   1,575,000  United Nations Devel. Corp.                           5.250      07/01/2013     01/01/2008 1        1,627,085
----------------------------------------------------------------------------------------------------------------------------
   1,565,000  United Nations Devel. Corp.                           5.250      07/01/2015     01/01/2008 1        1,617,068
----------------------------------------------------------------------------------------------------------------------------
     500,000  United Nations Devel. Corp., Series A                 5.250      07/01/2014     01/01/2008 1          516,535
----------------------------------------------------------------------------------------------------------------------------
   5,700,000  United Nations Devel. Corp., Series A                 5.250      07/01/2018     01/01/2008 1        5,884,053
----------------------------------------------------------------------------------------------------------------------------
   6,530,000  United Nations Devel. Corp., Series A                 5.250      07/01/2019     01/01/2008 1        6,740,854
----------------------------------------------------------------------------------------------------------------------------
   6,900,000  United Nations Devel. Corp., Series A                 5.250      07/01/2020     01/01/2008 1        7,122,801
----------------------------------------------------------------------------------------------------------------------------
   2,450,000  United Nations Devel. Corp., Series A                 5.250      07/01/2021     01/01/2008 1        2,529,111
----------------------------------------------------------------------------------------------------------------------------
   2,000,000  United Nations Devel. Corp., Series A                 5.250      07/01/2022     01/01/2008 1        2,064,580
----------------------------------------------------------------------------------------------------------------------------
   2,040,000  United Nations Devel. Corp., Series A                 5.250      07/01/2023     01/01/2008 1        2,105,872
----------------------------------------------------------------------------------------------------------------------------
   3,020,000  United Nations Devel. Corp., Series A                 5.250      07/01/2024     01/01/2008 1        3,117,516
----------------------------------------------------------------------------------------------------------------------------
     200,000  United Nations Devel. Corp., Series A                 5.250      07/01/2026     07/01/2006 1          206,262
----------------------------------------------------------------------------------------------------------------------------
      15,000  Upper Mohawk Valley Regional Water
              Finance Authority                                     5.125      10/01/2016     10/01/2007 1           15,620
----------------------------------------------------------------------------------------------------------------------------
     295,000  Utica GO                                              6.200      01/15/2014     01/15/2010 1          319,346
----------------------------------------------------------------------------------------------------------------------------
     320,000  Utica GO                                              6.250      01/15/2015     01/15/2010 1          347,037
----------------------------------------------------------------------------------------------------------------------------
     110,000  Utica IDA (Utica College Civic Facility)              5.300      08/01/2008     08/13/2007 2          110,450
----------------------------------------------------------------------------------------------------------------------------
   1,710,000  Utica IDA (Utica College Civic Facility)              6.375      12/01/2011     08/03/2009 2        1,755,982
----------------------------------------------------------------------------------------------------------------------------
   1,770,000  Utica IDA (Utica College Civic Facility)              6.875      12/01/2034     06/01/2009 1        1,881,386
----------------------------------------------------------------------------------------------------------------------------
      40,000  Utica SCHC (Steinhorst Apartments)                    6.500      04/15/2008     10/18/2006 5           40,630
----------------------------------------------------------------------------------------------------------------------------
     250,000  Utica Senior Citizens Hsg. (Multifamily)              5.550      12/01/2017     06/01/2006 1          258,148
----------------------------------------------------------------------------------------------------------------------------
     180,000  Valley Health Development Corp.                       6.750      05/20/2022     05/20/2010 1          206,582
----------------------------------------------------------------------------------------------------------------------------
      15,000  Victor GO                                             4.800      12/15/2017     06/15/2006 1           15,408
----------------------------------------------------------------------------------------------------------------------------
      45,000  Westchester County Healthcare Corp.                   5.375      11/01/2020     11/10/2010 1           48,149
----------------------------------------------------------------------------------------------------------------------------
     190,000  Westchester County IDA
              (Beth Abraham Hospital)                               7.250      12/01/2009     07/02/2008 2          197,064
----------------------------------------------------------------------------------------------------------------------------
      50,000  Westchester County IDA (Children's Village)           5.100      03/15/2009     03/15/2009             51,761
----------------------------------------------------------------------------------------------------------------------------
     305,000  Westchester County IDA (Clearview School)             6.600      01/01/2014     05/27/2010 2          308,584
----------------------------------------------------------------------------------------------------------------------------
   1,835,000  Westchester County IDA
              (Guiding Eyes for the Blind)                          4.500      08/01/2012     10/01/2009 2        1,830,596
----------------------------------------------------------------------------------------------------------------------------
      70,000  Westchester County IDA (JDAM)                         6.500      04/01/2009 7   04/01/2008 1           71,168
----------------------------------------------------------------------------------------------------------------------------
   1,130,000  Westchester County IDA (JDAM)                         6.750      04/01/2016 7   07/01/2008 1        1,157,425
----------------------------------------------------------------------------------------------------------------------------
   2,250,000  Westchester County IDA
              (Rippowam-Cisqua School)                              5.750      06/01/2029     06/01/2011 1        2,313,023


                    55 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                               EFFECTIVE
   PRINCIPAL                                                                                   MATURITY*              VALUE
      AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  3,155,000  Westchester County IDA
              (Schnurmacher Center)                                 6.000%     11/01/2011     07/03/2009 2   $    3,293,915
----------------------------------------------------------------------------------------------------------------------------
     110,000  Westchester County IDA
              (Westchester Airport Assoc.)                          5.850      08/01/2014     02/01/2006 1          112,112
----------------------------------------------------------------------------------------------------------------------------
     480,000  Westchester County IDA
              (Westchester Airport Assoc.)                          5.950      08/01/2024 7   02/01/2006 1          480,874
----------------------------------------------------------------------------------------------------------------------------
     250,000  Westchester County IDA
              (Westchester Resco Company)                           5.500      07/01/2009     07/01/2007 1          257,403
----------------------------------------------------------------------------------------------------------------------------
      30,000  Westchester County IDA (Winward School)               5.200      10/01/2021     10/01/2011 1           31,456
----------------------------------------------------------------------------------------------------------------------------
  18,000,000  Westchester County Tobacco Asset
              Securitization Corp.                                  0.000 11   07/15/2039 7   07/15/2017 4       18,688,860
----------------------------------------------------------------------------------------------------------------------------
  14,000,000  Westchester County Tobacco Asset
              Securitization Corp. 8                                4.500      06/01/2021     08/03/2009 2       13,856,780
----------------------------------------------------------------------------------------------------------------------------
   8,500,000  Westchester County Tobacco Asset
              Securitization Corp.                                  5.000      06/01/2026     07/07/2014 2        8,334,420
----------------------------------------------------------------------------------------------------------------------------
     495,000  Yonkers IDA (Hudson Scenic Studio)                    5.875      11/01/2007     05/08/2007 2          498,554
----------------------------------------------------------------------------------------------------------------------------
     205,000  Yonkers IDA
              (Michael Malotz Skilled Nursing Pavilion)             5.450      02/01/2029     02/01/2009 1          213,903
----------------------------------------------------------------------------------------------------------------------------
      40,000  Yonkers IDA
              (Michael Malotz Skilled Nursing Pavilion)             5.650      02/01/2039     02/01/2009 1           41,932
----------------------------------------------------------------------------------------------------------------------------
   1,455,000  Yonkers IDA
              (Monastery Manor Associates)                          5.000      04/01/2025     04/01/2015 1        1,502,229
----------------------------------------------------------------------------------------------------------------------------
      80,000  Yonkers IDA (Philipsburgh Hall Associates)            6.750      11/01/2008     11/24/2007 2           79,675
----------------------------------------------------------------------------------------------------------------------------
   2,465,000  Yonkers IDA (St. John's Riverside Hospital)           6.800      07/01/2016     02/26/2012 5        2,587,437
----------------------------------------------------------------------------------------------------------------------------
     600,000  Yonkers IDA
              (St. Joseph's Hospital), Series 98-B                  5.900      03/01/2008     03/01/2007 2          586,098
                                                                                                             ---------------
                                                                                                              3,611,151,539
----------------------------------------------------------------------------------------------------------------------------
 OTHER STATES--0.5%
  20,400,000  NJ Tobacco Settlement Financing
              Corp. (TASC)                                          5.750      06/01/2032     02/02/2012 5       21,203,148
----------------------------------------------------------------------------------------------------------------------------
 U.S. POSSESSIONS--14.3%
   5,000,000  Guam Airport Authority, Series C                      5.375      10/01/2019     10/01/2013 1        5,358,650
----------------------------------------------------------------------------------------------------------------------------
   6,000,000  Guam Airport Authority, Series C                      5.375      10/01/2020     10/01/2013 1        6,422,220
----------------------------------------------------------------------------------------------------------------------------
     192,000  Guam EDA (TASC)                                       0.000 11   05/15/2014     05/15/2014            175,108
----------------------------------------------------------------------------------------------------------------------------
     430,000  Guam EDA (TASC)                                       5.000      05/15/2022     01/12/2007 5          435,655
----------------------------------------------------------------------------------------------------------------------------
   1,950,000  Guam EDA (TASC)                                       5.400      05/15/2031     08/06/2010 5        1,978,451
----------------------------------------------------------------------------------------------------------------------------
     215,000  Guam EDA (TASC)                                       5.500      05/15/2041     05/15/2011 1          215,828
----------------------------------------------------------------------------------------------------------------------------
   1,000,000  Guam GO, Series A                                     6.000      09/01/2006     03/01/2006 1        1,003,600
----------------------------------------------------------------------------------------------------------------------------
      25,000  Guam Power Authority                                  5.000      10/01/2024     10/01/2009 1           26,374
----------------------------------------------------------------------------------------------------------------------------
     580,000  Guam Power Authority, Series A                        5.250      10/01/2013     04/01/2006 1          580,122
----------------------------------------------------------------------------------------------------------------------------
     620,000  Guam Power Authority, Series A                        5.250      10/01/2023     04/01/2006 1          620,924
----------------------------------------------------------------------------------------------------------------------------
      40,000  Guam Power Authority, Series A                        5.250      10/01/2034     10/01/2009 1           42,321
----------------------------------------------------------------------------------------------------------------------------
     125,000  Northern Mariana Islands, Series A                    6.000      06/01/2014 7   06/01/2010 1          132,573


                    56 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                               EFFECTIVE
   PRINCIPAL                                                                                   MATURITY*              VALUE
      AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$  3,000,000  Northern Mariana Islands, Series A                    6.000%     06/01/2020 7   06/01/2010 1   $    3,170,400
----------------------------------------------------------------------------------------------------------------------------
   2,000,000  Northern Mariana Islands, Series A                    6.750      10/01/2033     10/01/2013 1        2,189,520
----------------------------------------------------------------------------------------------------------------------------
     195,000  Puerto Rico Aqueduct & Sewer Authority                5.000      07/01/2015     07/01/2006 1          198,299
----------------------------------------------------------------------------------------------------------------------------
     855,000  Puerto Rico Aqueduct & Sewer Authority                5.000      07/01/2019     07/01/2008 1          873,015
----------------------------------------------------------------------------------------------------------------------------
      90,000  Puerto Rico Aqueduct & Sewer Authority                5.000      07/01/2019     07/01/2006 1           92,032
----------------------------------------------------------------------------------------------------------------------------
     375,000  Puerto Rico Children's Trust Fund (TASC)              4.100      05/15/2013     05/15/2013            368,081
----------------------------------------------------------------------------------------------------------------------------
     200,000  Puerto Rico Children's Trust Fund (TASC)              4.250      05/15/2014     05/15/2014            196,535
----------------------------------------------------------------------------------------------------------------------------
   2,500,000  Puerto Rico Children's Trust Fund (TASC)              5.000      05/15/2008     05/15/2008          2,564,825
----------------------------------------------------------------------------------------------------------------------------
 214,020,000  Puerto Rico Children's Trust Fund (TASC)              5.375      05/15/2033     05/15/2012 1      218,049,997
----------------------------------------------------------------------------------------------------------------------------
      20,000  Puerto Rico Children's Trust Fund (TASC)              5.750      07/01/2020     11/16/2008 5           21,154
----------------------------------------------------------------------------------------------------------------------------
   4,000,000  Puerto Rico Commonwealth GO                           5.000      07/01/2018     07/01/2008 1        4,182,680
----------------------------------------------------------------------------------------------------------------------------
   6,250,000  Puerto Rico Commonwealth GO                           5.000      07/01/2024     07/01/2014 1        6,411,000
----------------------------------------------------------------------------------------------------------------------------
   5,970,000  Puerto Rico Commonwealth GO                           5.000      07/01/2025     07/01/2014 1        6,106,952
----------------------------------------------------------------------------------------------------------------------------
      50,000  Puerto Rico Commonwealth GO                           5.000      07/01/2026     07/01/2008 1           50,684
----------------------------------------------------------------------------------------------------------------------------
      30,000  Puerto Rico Commonwealth GO                           5.000      07/01/2028     07/01/2013 1           30,301
----------------------------------------------------------------------------------------------------------------------------
   4,000,000  Puerto Rico Commonwealth GO                           5.250      07/01/2017     07/01/2013 1        4,228,360
----------------------------------------------------------------------------------------------------------------------------
   2,430,000  Puerto Rico Commonwealth GO                           5.250      07/01/2021     07/01/2014 1        2,573,419
----------------------------------------------------------------------------------------------------------------------------
   4,575,000  Puerto Rico Commonwealth GO                           5.250      07/01/2023     07/01/2014 1        4,811,894
----------------------------------------------------------------------------------------------------------------------------
   3,850,000  Puerto Rico Commonwealth GO                           5.250      07/01/2024     07/01/2013 1        4,037,149
----------------------------------------------------------------------------------------------------------------------------
   1,925,000  Puerto Rico Commonwealth GO                           5.250      07/01/2027 7   07/01/2011 1        2,052,589
----------------------------------------------------------------------------------------------------------------------------
   6,060,000  Puerto Rico Commonwealth GO                           5.375      07/01/2028     07/01/2011 1        6,345,668
----------------------------------------------------------------------------------------------------------------------------
     195,000  Puerto Rico Electric Power Authority                  5.000      07/01/2028     07/01/2008 1          203,223
----------------------------------------------------------------------------------------------------------------------------
      70,000  Puerto Rico Electric Power Authority,
              Series AA                                             5.375      07/01/2027     07/01/2007 1           72,844
----------------------------------------------------------------------------------------------------------------------------
      30,000  Puerto Rico Electric Power Authority,
              Series DD                                             5.000      07/01/2028     07/01/2010 1           30,554
----------------------------------------------------------------------------------------------------------------------------
      10,000  Puerto Rico Electric Power Authority,
              Series EE                                             5.250      07/01/2014     07/01/2008 1           10,579
----------------------------------------------------------------------------------------------------------------------------
  11,565,000  Puerto Rico GO                                        5.250      07/01/2022     07/01/2013 1       12,187,428
----------------------------------------------------------------------------------------------------------------------------
      55,000  Puerto Rico HBFA                                      5.850      10/01/2009     04/01/2006 1           55,781
----------------------------------------------------------------------------------------------------------------------------
     810,000  Puerto Rico HBFA                                      6.100      10/01/2015     04/01/2006 1          820,789
----------------------------------------------------------------------------------------------------------------------------
     575,000  Puerto Rico HBFA                                      6.250      04/01/2029 7   04/01/2006 1          584,355
----------------------------------------------------------------------------------------------------------------------------
   2,560,000  Puerto Rico HFA                                       5.000      12/01/2019     12/01/2013 1        2,706,406
----------------------------------------------------------------------------------------------------------------------------
     250,000  Puerto Rico HFA (Single Family)                       5.000      12/01/2020     12/01/2013 1          263,950
----------------------------------------------------------------------------------------------------------------------------
     140,000  Puerto Rico HFC                                       5.100      12/01/2018     12/01/2010 1          142,860
----------------------------------------------------------------------------------------------------------------------------
      60,000  Puerto Rico HFC 8                                     7.300      04/01/2006     04/01/2006             60,123
----------------------------------------------------------------------------------------------------------------------------
      45,000  Puerto Rico HFC 8                                     7.300      10/01/2006     04/01/2006 1           45,095
----------------------------------------------------------------------------------------------------------------------------
      20,000  Puerto Rico HFC                                       7.400      04/01/2007     04/01/2006 1           20,042
----------------------------------------------------------------------------------------------------------------------------
   1,385,000  Puerto Rico HFC                                       7.500      10/01/2015 7   04/01/2006 1        1,387,216
----------------------------------------------------------------------------------------------------------------------------
   2,825,000  Puerto Rico HFC                                       7.500      04/01/2022 7   04/01/2006 1        2,873,703


                    57 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                               EFFECTIVE
   PRINCIPAL                                                                                   MATURITY*              VALUE
      AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$     60,000  Puerto Rico Highway &
              Transportation Authority                              5.000%     07/01/2022     07/01/2008 1   $       61,210
----------------------------------------------------------------------------------------------------------------------------
      30,000  Puerto Rico Highway &
              Transportation Authority                              5.000      07/01/2028     07/01/2008 1           31,139
----------------------------------------------------------------------------------------------------------------------------
      25,000  Puerto Rico Highway &
              Transportation Authority                              5.000      07/01/2028     07/01/2008 1           25,251
----------------------------------------------------------------------------------------------------------------------------
     230,000  Puerto Rico Highway &
              Transportation Authority                              5.750      07/01/2020     07/01/2013 1          251,965
----------------------------------------------------------------------------------------------------------------------------
   7,000,000  Puerto Rico Highway &
              Transportation Authority, Series E                    5.750      07/01/2024     07/01/2012 1        7,645,120
----------------------------------------------------------------------------------------------------------------------------
   5,400,000  Puerto Rico Highway &
              Transportation Authority, Series K                    5.000      07/01/2017     07/01/2015 1        5,662,224
----------------------------------------------------------------------------------------------------------------------------
  11,855,000  Puerto Rico Highway &
              Transportation Authority, Series K 10                 5.000      07/01/2021     07/01/2015 1       12,309,165
----------------------------------------------------------------------------------------------------------------------------
   3,275,000  Puerto Rico Highway &
              Transportation Authority, Series K                    5.000      07/01/2023     07/01/2015 1        3,374,920
----------------------------------------------------------------------------------------------------------------------------
  12,760,000  Puerto Rico Highway &
              Transportation Authority, Series K                    5.000      07/01/2024     07/01/2015 1       13,119,577
----------------------------------------------------------------------------------------------------------------------------
   4,545,000  Puerto Rico Highway &
              Transportation Authority, Series K 10                 5.000      07/01/2025     07/01/2015 1        4,659,034
----------------------------------------------------------------------------------------------------------------------------
   2,000,000  Puerto Rico Highway &
              Transportation Authority, Series K                    5.000      07/01/2026     07/01/2015 1        2,042,480
----------------------------------------------------------------------------------------------------------------------------
   6,000,000  Puerto Rico Highway &
              Transportation Authority, Series K                    5.000      07/01/2027     07/01/2015 1        6,113,640
----------------------------------------------------------------------------------------------------------------------------
  11,190,000  Puerto Rico Highway &
              Transportation Authority, Series K                    5.000      07/01/2030     07/01/2015 1       11,291,158
----------------------------------------------------------------------------------------------------------------------------
   1,635,000  Puerto Rico IMEPCF
              (American Home Products)                              5.100      12/01/2018     06/01/2006 1        1,669,858
----------------------------------------------------------------------------------------------------------------------------
   6,550,000  Puerto Rico IMEPCF (PepsiCo)                          6.250      11/15/2013     05/15/2006 1        6,829,816
----------------------------------------------------------------------------------------------------------------------------
   7,175,000  Puerto Rico IMEPCF (PepsiCo)                          6.250      11/15/2013     05/15/2006 1        7,297,549
----------------------------------------------------------------------------------------------------------------------------
      10,000  Puerto Rico Infrastructure                            5.000      07/01/2016     01/01/2008 1           10,437
----------------------------------------------------------------------------------------------------------------------------
      35,000  Puerto Rico Infrastructure                            5.500      10/01/2040     10/01/2010 4           37,800
----------------------------------------------------------------------------------------------------------------------------
      55,000  Puerto Rico ITEMECF
              (Ana G. Mendez University)                            5.375      02/01/2019     02/01/2011 1           56,481
----------------------------------------------------------------------------------------------------------------------------
  18,425,000  Puerto Rico ITEMECF
              (Cogeneration Facilities)                             6.625      06/01/2026 7   06/01/2010 1       20,113,467
----------------------------------------------------------------------------------------------------------------------------
   1,500,000  Puerto Rico ITEMECF (Dr. Pila Hospital)               6.125      08/01/2025     02/01/2006 1        1,525,890
----------------------------------------------------------------------------------------------------------------------------
      25,000  Puerto Rico ITEMECF
              (Hospital Auxilio Mutuo)                              5.500      07/01/2026     07/01/2007 1           26,080
----------------------------------------------------------------------------------------------------------------------------
     500,000  Puerto Rico ITEMECF
              (Hospital Auxilio Mutuo)                              6.250      07/01/2016     07/01/2006 1          506,210
----------------------------------------------------------------------------------------------------------------------------
      75,000  Puerto Rico ITEMECF
              (Hospital de la Concepcion)                           6.125      11/15/2025     11/15/2010 1           82,628


                    58 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                               EFFECTIVE
   PRINCIPAL                                                                                   MATURITY*              VALUE
      AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$    750,000  Puerto Rico ITEMECF
              (Hospital de la Concepcion)                           6.375%     11/15/2015     11/15/2010 1   $      837,683
----------------------------------------------------------------------------------------------------------------------------
   2,000,000  Puerto Rico ITEMECF
              (Hospital de la Concepcion)                           6.500      11/15/2020     11/15/2010 1        2,238,200
----------------------------------------------------------------------------------------------------------------------------
     415,000  Puerto Rico ITEMECF
              (Mennonite General Hospital)                          6.375      07/01/2006     06/30/2006 2          415,921
----------------------------------------------------------------------------------------------------------------------------
   1,830,000  Puerto Rico ITEMECF
              (Mennonite General Hospital)                          6.500      07/01/2012     07/01/2008 1        1,843,798
----------------------------------------------------------------------------------------------------------------------------
     865,000  Puerto Rico ITEMECF
              (Ryder Memorial Hospital)                             6.400      05/01/2009     05/01/2006 1          866,765
----------------------------------------------------------------------------------------------------------------------------
      25,000  Puerto Rico ITEMECF
              (Teachers Retirement)                                 5.500      07/01/2021     07/01/2006 1           25,752
----------------------------------------------------------------------------------------------------------------------------
     100,000  Puerto Rico ITEMECF
              (Teachers Retirement)                                 5.500      07/01/2021     07/01/2006 1          103,035
----------------------------------------------------------------------------------------------------------------------------
   1,075,000  Puerto Rico Municipal Finance Agency
              RITES 8                                               7.207 12   08/01/2013     02/01/2009 1        1,266,866
----------------------------------------------------------------------------------------------------------------------------
   2,500,000  Puerto Rico Municipal Finance Agency,
              Series A                                              5.250      08/01/2023     08/01/2015 1        2,642,600
----------------------------------------------------------------------------------------------------------------------------
   5,000,000  Puerto Rico Municipal Finance Agency,
              Series A                                              5.250      08/01/2024     08/01/2015 1        5,273,250
----------------------------------------------------------------------------------------------------------------------------
     110,000  Puerto Rico Municipal Finance Agency,
              Series A                                              5.500      07/01/2017     07/01/2007 1          115,066
----------------------------------------------------------------------------------------------------------------------------
   5,000,000  Puerto Rico Municipal Finance Agency,
              Series A                                              5.500      08/01/2017     07/01/2007 1        5,404,300
----------------------------------------------------------------------------------------------------------------------------
      50,000  Puerto Rico Municipal Finance Agency,
              Series A                                              5.500      07/01/2021     07/01/2007 1           52,386
----------------------------------------------------------------------------------------------------------------------------
      70,000  Puerto Rico Port Authority, Series C                  7.300      07/01/2007 7   07/01/2006 1           71,619
----------------------------------------------------------------------------------------------------------------------------
     160,000  Puerto Rico Port Authority, Series D                  6.000      07/01/2021 7   07/01/2006 1          160,685
----------------------------------------------------------------------------------------------------------------------------
     515,000  Puerto Rico Port Authority, Series D                  7.000      07/01/2014 7   07/01/2006 1          517,869
----------------------------------------------------------------------------------------------------------------------------
   6,000,000  Puerto Rico Public Buildings Authority                5.000      12/01/2018     12/01/2013 1        6,356,400
----------------------------------------------------------------------------------------------------------------------------
   5,000,000  Puerto Rico Public Buildings Authority                5.250      07/01/2029     07/01/2014 1        5,190,950
----------------------------------------------------------------------------------------------------------------------------
  41,370,000  Puerto Rico Public Buildings Authority                5.250      07/01/2033     07/01/2014 1       42,628,062
----------------------------------------------------------------------------------------------------------------------------
   9,000,000  Puerto Rico Public Buildings Authority                5.500      07/01/2024     07/01/2014 1        9,676,080
----------------------------------------------------------------------------------------------------------------------------
   2,065,000  Puerto Rico Public Buildings Authority,
              Series D                                              5.125      07/01/2024     07/01/2012 1        2,125,339
----------------------------------------------------------------------------------------------------------------------------
   9,910,000  Puerto Rico Public Finance Corp.                      5.750      08/01/2027     02/01/2012 3       10,714,890
----------------------------------------------------------------------------------------------------------------------------
     255,000  Puerto Rico Public Finance Corp., Series E            5.500      08/01/2029     02/01/2012 1          266,776
----------------------------------------------------------------------------------------------------------------------------
      80,000  Tobacco Settlement Financing Corp.
              (TASC)                                                0.000 11   05/15/2014     05/15/2014             72,301
----------------------------------------------------------------------------------------------------------------------------
     200,000  University of Puerto Rico                             5.500      06/01/2012 7   06/01/2006 1          200,324
----------------------------------------------------------------------------------------------------------------------------
     460,000  University of Puerto Rico, Series M                   5.250      06/01/2025     06/01/2007 1          467,512
----------------------------------------------------------------------------------------------------------------------------
      25,000  University of Puerto Rico, Series M                   5.500      06/01/2015     06/01/2006 1           25,421
----------------------------------------------------------------------------------------------------------------------------
     415,000  University of Puerto Rico, Series O                   5.375      06/01/2030     06/01/2006 1          418,150


                    59 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                               EFFECTIVE
   PRINCIPAL                                                                                   MATURITY*              VALUE
      AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$    25,000   V.I. Hsg. Finance Authority, Series A                 6.500%     03/01/2025 7   03/01/2006 1   $       25,341
----------------------------------------------------------------------------------------------------------------------------
   1,000,000  V.I. Port Authority, Series A                         5.250      09/01/2018     09/01/2010 1        1,055,060
----------------------------------------------------------------------------------------------------------------------------
   2,650,000  V.I. Public Finance Authority (Hovensa)               5.875      07/01/2022     07/01/2014 1        2,874,879
----------------------------------------------------------------------------------------------------------------------------
   2,000,000  V.I. Public Finance Authority, Series A               5.250      10/01/2022     10/01/2014 1        2,139,500
----------------------------------------------------------------------------------------------------------------------------
   1,000,000  V.I. Public Finance Authority, Series A               5.250      10/01/2023     10/01/2014 1        1,067,490
----------------------------------------------------------------------------------------------------------------------------
  10,000,000  V.I. Public Finance Authority, Series A               5.500      10/01/2015     10/01/2008 1       10,477,700
----------------------------------------------------------------------------------------------------------------------------
     180,000  V.I. Public Finance Authority, Series A               5.500      10/01/2022     10/01/2008 1          189,877
----------------------------------------------------------------------------------------------------------------------------
   1,115,000  V.I. Public Finance Authority, Series A               5.625      10/01/2010     11/09/2008 2        1,162,722
----------------------------------------------------------------------------------------------------------------------------
     285,000  V.I. Public Finance Authority, Series A               5.625      10/01/2025     10/01/2010 1          297,560
----------------------------------------------------------------------------------------------------------------------------
  21,030,000  V.I. Public Finance Authority, Series A               6.125      10/01/2029 7   10/01/2010 1       23,105,240
----------------------------------------------------------------------------------------------------------------------------
   9,820,000  V.I. Public Finance Authority, Series A               6.375      10/01/2019 7   01/01/2010 1       10,957,451
----------------------------------------------------------------------------------------------------------------------------
  12,000,000  V.I. Public Finance Authority, Series A               6.500      10/01/2024 7   10/01/2010 1       13,344,000
----------------------------------------------------------------------------------------------------------------------------
   2,665,000  V.I. Public Finance Authority, Series E               5.875      10/01/2018     10/01/2008 1        2,818,824
----------------------------------------------------------------------------------------------------------------------------
     900,000  V.I. Tobacco Settlement Financing
              Corp. (TASC)                                          0.000 11   05/15/2008     05/15/2008            825,993
----------------------------------------------------------------------------------------------------------------------------
   1,015,000  V.I. Tobacco Settlement Financing
              Corp. (TASC)                                          0.000 11   05/15/2012     12/28/2009 2          923,538
----------------------------------------------------------------------------------------------------------------------------
   1,650,000  V.I. Tobacco Settlement Financing
              Corp. (TASC)                                          5.000      05/15/2021     05/08/2010 5        1,651,056
----------------------------------------------------------------------------------------------------------------------------
   1,440,000  V.I. Tobacco Settlement Financing
              Corp. (TASC)                                          5.000      05/15/2031     09/01/2015 2        1,422,576
----------------------------------------------------------------------------------------------------------------------------
   1,470,000  V.I. Water & Power Authority                          5.375      07/01/2010     07/01/2008 1        1,526,183
                                                                                                             ---------------
                                                                                                                587,597,417

----------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS, AT VALUE (COST $4,141,885,634)--102.7%                                                   4,219,952,104
----------------------------------------------------------------------------------------------------------------------------
  LIABILITIES IN EXCESS OF OTHER ASSETS--(2.7)                                                                 (111,396,385)
                                                                                                             ---------------
  NET ASSETS--100.0%                                                                                         $4,108,555,719
                                                                                                             ===============

FOOTNOTES TO STATEMENT OF INVESTMENTS

* Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

1. Optional call date; corresponds to the most conservative yield calculation.

2. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

3. Date of mandatory put.

4. Date of prefunded call, or maturity date if escrowed to maturity.

5. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

6. Date of planned principal payment.

7. Security also has mandatory sinking fund principal payments prior to maturity and an average life which is shorter than the stated final maturity.

8. Illiquid security. The aggregate value of illiquid securities as of December 31, 2005 was $78,595,332, which represents 1.91% of the Fund's net assets. See
Note 5 of Notes to Financial Statements.


                    60 | LIMITED TERM NEW YORK MUNICIPAL FUND

9. Issue is in default. Non-income producing. See Note 1 of Notes to Financial Statements.

10. When-issued security or forward commitment to be delivered and settled after December 31, 2005. See Note 1 of Notes to Financial Statements.

11. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

12. Represents the current interest rate for a variable rate bond known as an "inverse floater." See Note 1 of Notes to Financial Statements.

13. Zero coupon bond reflects effective yield on the date of purchase.


                    61 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO ABBREVIATIONS  December 31, 2005
--------------------------------------------------------------------------------

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACDS        Association for Children with Down Syndrome
ACLD        Adults and Children with Learning and Developmental Disabilities
ALIA        Alliance of Long Island Agencies
ASMF        Amsterdam Sludge Management Facility
BID         Business Improvement District
BOCES       Board of Cooperative Education Services
CAB         Capital Appreciation Bond
CCDRCA      Catholic Charities of the Diocese of Rockville Centre and Affiliates
CCFDP       Child Care Facilities Development Program
CFGA        Child and Family Guidance Association
CHSLI       Catholic Health Services of Long Island
CMA         Community Mainstreaming Associates, Inc.
Con Ed      Consolidated Edison Company
COP         Certificates of Participation
CRR         Center for Rapid Recovery
CSD         Central School District
CSMR        Community Services for the Mentally Retarded
DA          Dormitory Authority
DIAMONDS    Direct Investment of Accrued Municipals
EDA         Economic Development Authority
EFC         Environmental Facilities Corp.
ERDA        Energy Research and Development Authority
FHA         Federal Housing Agency
FNHC        Ferncilff Nursing Home Company
FREE        Family Residences and Essential Enterprises
GO          General Obligation
GSHMC       Good Samaritan Hospital Medical Center
HBFA        Housing Bank and Finance Agency
HDC         Housing Development Corp.
HFA         Housing Finance Agency/Authority
HFC         Housing Finance Corp.
HJDOI       Hospital for Joint Diseases Orthopedic Institute
HKSB        Helen Keller Services for the Blind
IDA         Industrial Development Agency
IGHL        Independent Group Home for Living
IMEPCF      Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF     Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JDAM        Julia Dyckman Andrus Memorial
JFK         John Fitzgerald Kennedy
KR          Kateri Residence
L.I.        Long Island
LGAC        Local Government Assistance Corp.
LGSC        Local Government Services Corporation
LILCO       Long Island Lighting Corporation
MMC         Mercy Medical Center
MMWNHC      Mary Manning Walsh Nursing Home Company
MSH/NYU     Mount Sinai Hospital/New York University
MTA         Metropolitan Transportation Authority
NIH         New Island Hospital
NIMO        Niagara Mohawk Power Corporation
NY/NJ       New York/New Jersey
NYC         New York City
NYS         New York State
NYU         New York University
PACES       Potsdam Auxiliary and College Educational Service
Res Rec     Resource Recovery Facility
RIBS        Residual Interest Bonds
RIT         Rochester Institute of Technology
RITES       Residual Interest Tax Exempt Security
ROLs        Residual Option Longs
SCHC        Senior Citizen Housing Corporation
SCHRC       St. Charles Hospital and Rehabilitation Center
SCSB        Schuyler Community Services Board
SCSMC       St. Catherine of Sienna Medical Center
SFH         St. Francis Hospital
SNCH        South Nassau Communities Hospital
SONYMA      State of New York Mortgage Agency
SUNY        State University of New York
SV          Sienna Village
TASC        Tobacco Settlement Asset-Backed Bonds
TFABs       Tobacco Flexible Amortization Bonds
UDC         Urban Development Corp.
V.I.        United States Virgin Islands
WORCA       Working Organization for Retarded Children and Adults
WUH         Wintrop University Hospital
YMCA        Young Men's Christian Association


                   62 | LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
INDUSTRY CONCENTRATIONS  December 31, 2005
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                            VALUE        PERCENT
-------------------------------------------------------------------------
Tobacco Settlement Payments               $ 1,003,556,107           23.8%
Hospital/Health Care                          433,650,243           10.3
Electric Utilities                            408,115,670            9.7
Marine/Aviation Facilities                    327,430,082            7.8
General Obligation                            323,493,253            7.7
Municipal Leases                              212,368,135            5.0
Special Assessment                            208,431,187            4.9
Highways/Railways                             191,102,937            4.5
Airlines                                      188,482,854            4.5
Not-for-Profit Organization                   139,260,326            3.3
Single Family Housing                         130,972,810            3.1
Higher Education                              128,399,257            3.0
Sales Tax Revenue                             119,648,676            2.8
Multifamily Housing                           116,190,930            2.8
Water Utilities                                76,609,012            1.8
Resource Recovery                              61,034,167            1.4
Education                                      60,295,407            1.4
Manufacturing, Non-Durable Goods               24,845,290            0.6
Adult Living Facilities                        23,924,305            0.6
Manufacturing, Durable Goods                   12,601,077            0.3
Gas Utilities                                   8,306,750            0.2
Paper, Containers & Packaging                   7,586,618            0.2
Pollution Control                               7,184,039            0.2
Parking Fee Revenue                             4,459,242            0.1
Special Tax                                     1,621,109            0.0
Hotels, Restaurants & Leisure                     290,589            0.0
Sewer Utilities                                    92,032            0.0
                                          -------------------------------
Total                                     $ 4,219,952,104          100.0%
                                          ===============================


                    63 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SUMMARY OF RATINGS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY RATINGS CATEGORY, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

RATINGS                                 PERCENT
-----------------------------------------------
AAA                                       24.5%
AA                                        17.8
A                                         19.6
BBB                                       33.1
BB                                         0.7
B                                          0.7
C                                          0.5
Not Rated                                  3.1
                                         ------
Total                                    100.0%
                                         ======

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    64 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2005
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------
Investments, at value (cost $4,141,885,634)
--see accompanying statement of investments                                     $ 4,219,952,104
-----------------------------------------------------------------------------------------------
Cash                                                                                  1,457,702
-----------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                             60,451,723
Investments sold                                                                     19,449,421
Shares of beneficial interest sold                                                    8,548,227
Other                                                                                    39,897
                                                                                ---------------
Total assets                                                                      4,309,899,074

-----------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------
Payables and other liabilities:
Payable on borrowings (See Note 6)                                                  171,500,000
Investments purchased (including $17,979,070 purchased on a when-issued basis
or forward commitment)                                                               18,628,477
Shares of beneficial interest redeemed                                                7,281,742
Distribution and service plan fees                                                    2,534,499
Trustees' compensation                                                                  438,915
Interest expense                                                                        414,851
Shareholder communications                                                              176,942
Transfer and shareholder servicing agent fees                                           134,910
Dividends                                                                                 4,144
Other                                                                                   228,875
                                                                                ---------------
Total liabilities                                                                   201,343,355

-----------------------------------------------------------------------------------------------
NET ASSETS                                                                      $ 4,108,555,719
                                                                                ===============

-----------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------
Paid-in capital                                                                 $ 4,037,158,892
-----------------------------------------------------------------------------------------------
Accumulated net investment income                                                     3,277,980
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                         (9,947,623)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                           78,066,470
                                                                                ---------------
NET ASSETS                                                                      $ 4,108,555,719
                                                                                ===============


                   65 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$2,589,629,074 and 770,754,868 shares of beneficial interest outstanding)         $3.36
Maximum offering price per share (net asset value plus sales charge of 3.50% of
offering price)                                                                   $3.48
---------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $379,044,555
and 112,967,966 shares of beneficial interest outstanding)                        $3.36
---------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$1,139,882,090 and 340,426,128 shares of beneficial interest outstanding)         $3.35

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   66 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                         $  190,368,166
--------------------------------------------------------------------------------
Other income                                                              1,410
                                                                 ---------------
Total investment income                                             190,369,576

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                      15,479,648
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                               5,872,684
Class B                                                               3,983,671
Class C                                                              10,944,637
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 715,661
Class B                                                                 238,620
Class C                                                                 454,581
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                 165,688
Class B                                                                  52,958
Class C                                                                  68,642
--------------------------------------------------------------------------------
Interest expense                                                      2,013,158
--------------------------------------------------------------------------------
Accounting service fees                                               1,164,874
--------------------------------------------------------------------------------
Trustees' compensation                                                  239,399
--------------------------------------------------------------------------------
Custodian fees and expenses                                             108,628
--------------------------------------------------------------------------------
Administration service fees                                               1,500
--------------------------------------------------------------------------------
Other                                                                   675,684
                                                                 ---------------
Total expenses                                                       42,180,033
Less reduction to custodian expenses                                     (5,319)
                                                                 ---------------
Net expenses                                                         42,174,714

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                               148,194,862

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on investments                                     22,404,093
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                  9,458,520

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $  180,057,475
                                                                 ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   67 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                               2005               2004
----------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------
Net investment income                                       $  148,194,862     $  138,563,173
----------------------------------------------------------------------------------------------
Net realized gain                                               22,404,093            128,804
----------------------------------------------------------------------------------------------
Net change in unrealized appreciation                            9,458,520          6,201,394
                                                            ----------------------------------
Net increase in net assets resulting from operations           180,057,475        144,893,371

----------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                        (97,113,843)       (88,363,361)
Class B                                                        (13,300,725)       (15,346,700)
Class C                                                        (36,618,215)       (36,490,842)
Class X                                                                 -- 1           (5,943)

----------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                        414,607,965        206,797,085
Class B                                                        (42,265,134)       (27,305,785)
Class C                                                         90,369,591         33,616,814
Class X                                                                 --           (393,402)

----------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------
Total increase                                                 495,737,114        217,401,237
----------------------------------------------------------------------------------------------
Beginning of period                                          3,612,818,605      3,395,417,368
                                                            ----------------------------------
End of period (including accumulated net investment income
of $3,277,980 and $2,837,970, respectively)                 $4,108,555,719     $3,612,818,605
                                                            ==================================

1. As of April 1, 2004, all outstanding Class X shares converted to Class A shares.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   68 | LIMITED TERM NEW YORK MUNICIPAL FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A            YEAR ENDED DECEMBER 31,              2005           2004           2003           2002           2001
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $      3.33    $      3.32    $      3.31    $      3.27    $      3.27
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .14 1          .14 1          .14            .15            .16
Net realized and unrealized gain                         .03            .01            .01            .05             --
                                                 ------------------------------------------------------------------------
Total from investment operations                         .17            .15            .15            .20            .16
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.14)          (.14)          (.14)          (.16)          (.16)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $      3.36    $      3.33    $      3.32    $      3.31    $      3.27
                                                 ========================================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      5.13%          4.77%          4.80%          6.33%          4.85%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $ 2,589,629    $ 2,155,310    $ 1,944,385    $ 1,868,271    $ 1,124,846
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $ 2,380,822    $ 2,029,517    $ 1,894,331    $ 1,472,317    $   996,671
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   4.12%          4.30%          4.51%          4.65%          4.95%
Total expenses                                          0.79%          0.77%          0.76%          0.74%          0.78%
Expenses after payments and waivers and
reduction to custodian expenses                         0.79%          0.77%          0.76%          0.74%          0.74%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   22%            17%            28%            19%            23%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   69 | LIMITED TERM NEW YORK MUNICIPAL FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B             YEAR ENDED DECEMBER 31,             2005           2004           2003           2002           2001
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $      3.32    $      3.32    $      3.31    $      3.27    $      3.27
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .11 1          .12 1          .12            .13            .13
Net realized and unrealized gain                         .04             --            .01            .05             --
                                                 ------------------------------------------------------------------------
Total from investment operations                         .15            .12            .13            .18            .13
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.11)          (.12)          (.12)          (.14)          (.13)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $      3.36    $      3.32    $      3.32    $      3.31    $      3.27
                                                 ========================================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      4.62%          3.65%          3.99%          5.53%          4.06%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $   379,045    $   417,473    $   444,537    $   383,690    $   153,471
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $   398,461    $   427,486    $   429,564    $   261,858    $   113,976
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   3.34%          3.52%          3.72%          3.85%          4.17%
Total expenses                                          1.58%          1.55%          1.55%          1.51%          1.54%
Expenses after payments and waivers and
reduction to custodian expenses                         1.58%          1.55%          1.55%          1.51%          1.50%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   22%            17%            28%            19%            23%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   70 | LIMITED TERM NEW YORK MUNICIPAL FUND

CLASS C            YEAR ENDED DECEMBER 31,              2005           2004           2003           2002           2001
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $      3.32    $      3.31    $      3.30    $      3.26    $      3.26
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .11 1          .12 1          .12            .13            .13
Net realized and unrealized gain                         .03            .01            .01            .05             --
                                                 ------------------------------------------------------------------------
Total from investment operations                         .14            .13            .13            .18            .13
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.11)          (.12)          (.12)          (.14)          (.13)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $      3.35    $      3.32    $      3.31    $      3.30    $      3.26
                                                 ========================================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      4.35%          4.00%          4.02%          5.54%          4.06%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $ 1,139,882    $ 1,040,035    $ 1,006,103    $   894,469    $   261,857
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $ 1,095,066    $ 1,009,112    $   977,323    $   574,124    $   150,504
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   3.36%          3.55%          3.74%          3.82%          4.13%
Total expenses                                          1.56%          1.52%          1.52%          1.51%          1.53%
Expenses after payments and waivers and
reduction to custodian expenses                         1.56%          1.52%          1.52%          1.51%          1.49%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   22%            17%            28%            19%            23%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   71 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Limited Term New York Municipal Fund (the Fund) is a separate series of Rochester Portfolio Series, a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek as high a level of income exempt from federal income tax and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B and Class C shares. As of April 1, 2004, all outstanding Class X shares converted to Class A shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time


                    72 | LIMITED TERM NEW YORK MUNICIPAL FUND when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of December 31, 2005, the Fund had purchased $17,979,070 of securities issued on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 5% of its total assets in inverse floaters. Inverse floaters amount to $61,615,474 as of December 31, 2005, which represents 1.43% of the Fund's total assets.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2005, securities with an aggregate market value of $109,500, representing less than 0.005% of the Fund's net assets, were in default.

      There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.


                    73 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES continued

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                               NET UNREALIZED
                                                                 APPRECIATION
                                                             BASED ON COST OF
                                                               SECURITIES AND
      UNDISTRIBUTED   UNDISTRIBUTED     ACCUMULATEDOTHER          INVESTMENTS
      NET INVESTMENT      LONG-TERM                 LOSS   FOR FEDERAL INCOME
      INCOME                   GAIN   CARRYFORWARD 1,2,3         TAX PURPOSES
      -----------------------------------------------------------------------
      $4,119,115                $--           $6,143,843          $74,262,688

1. As of December 31, 2005, the Fund had $6,143,843 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of December 31, 2005, details of the capital loss carryforwards were as follows:

                          EXPIRING
                          --------------------------
                          2009          $    162,840
                          2010             2,629,825
                          2011             3,351,178
                                        ------------
                          TOTAL         $  6,143,843
                                        ============

2. During the fiscal year ended December 31, 2005, the Fund utilized $22,429,899 of capital loss carryforward to offset capital gains realized in that fiscal year.

3. During the fiscal year ended December 31, 2004, the Fund utilized $3,906,780 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized


                    74 | LIMITED TERM NEW YORK MUNICIPAL FUND gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for December 31, 2005. Net assets of the Fund were unaffected by the reclassifications.

                                          REDUCTION TO
             INCREASE TO PAID-IN       ACCUMULATED NET
             CAPITAL               INVESTMENT INCOME 4
             -----------------------------------------
             $722,069                         $722,069

4. $722,069 was distributed in connection with Fund share redemptions.

The tax character of distributions paid during the years ended December 31, 2005 and December 31, 2004 was as follows:

                                               YEAR ENDED           YEAR ENDED
                                        DECEMBER 31, 2005    DECEMBER 31, 2004
             -----------------------------------------------------------------
             Distributions paid from:
             Exempt-interest dividends       $147,032,783         $140,206,846

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

             Federal tax cost of securities       $  4,145,689,416
                                                  =================

             Gross unrealized appreciation        $     92,488,428
             Gross unrealized depreciation             (18,225,740)
                                                  -----------------
             Net unrealized appreciation          $     74,262,688
                                                  =================

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended December 31, 2005, the Fund's projected benefit obligations were increased by $108,125 and payments of $3,758 were made to retired trustees, resulting in an accumulated liability of $390,992 as of December 31, 2005.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and


                    75 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts to the extent they are not offset by positive cash balances maintained by the Fund. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                YEAR ENDED DECEMBER 31, 2005       YEAR ENDED DECEMBER 31, 2004
                                     SHARES           AMOUNT           SHARES            AMOUNT
------------------------------------------------------------------------------------------------
CLASS A
Sold                            208,078,237   $  699,163,973      171,718,815    $  565,943,463
Converted from Class X                  --                --          114,318           384,111
Dividends and/or
distributions reinvested         20,067,351       67,408,549       16,514,282        54,475,122
Redeemed                       (104,810,484)    (351,964,557)    (125,849,600)     (414,005,611)
                               -----------------------------------------------------------------
Net increase                    123,335,104   $  414,607,965       62,497,815   $   206,797,085
                               =================================================================


                    76 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                YEAR ENDED DECEMBER 31, 2005       YEAR ENDED DECEMBER 31, 2004
                                     SHARES           AMOUNT           SHARES            AMOUNT
------------------------------------------------------------------------------------------------
CLASS B
Sold                              8,770,420   $   29,410,244       17,494,275   $    57,512,626
Dividends and/or
distributions reinvested          2,508,730        8,412,733        2,923,582         9,631,131
Redeemed                        (23,879,394)     (80,088,111)     (28,739,545)      (94,449,542)
                               -----------------------------------------------------------------
Net decrease                    (12,600,244)  $  (42,265,134)      (8,321,688)  $   (27,305,785)
                               =================================================================

------------------------------------------------------------------------------------------------
CLASS C
Sold                             71,465,180   $  239,258,691       76,703,395   $   252,748,926
Dividends and/or
distributions reinvested          7,919,686       26,513,365        6,087,142        20,008,009
Redeemed                        (52,400,465)    (175,402,465)     (72,958,895)     (239,140,121)
                               -----------------------------------------------------------------
Net increase                     26,984,401   $   90,369,591        9,831,642   $    33,616,814
                               =================================================================

------------------------------------------------------------------------------------------------
CLASS X
Sold                                     --   $           --               --   $            --
Dividends and/or
distributions reinvested                 --               --              877             2,939
Converted to Class A                     --               --         (114,318)         (384,111)
Redeemed                                 --               --           (4,320)          (12,230)
                               -----------------------------------------------------------------
Net decrease                             --   $           --         (117,761)  $      (393,402)
                               =================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2005, were as follows:

                                  PURCHASES            SALES
------------------------------------------------------------
Investment securities        $1,272,470,500     $780,731,205

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.50% of the first $100 million of average daily net assets, 0.45% of the next $150 million, 0.40% of the next $1.75 billion, 0.39% of the next $3 billion and 0.38% of average daily net assets in excess of $5 billion.

--------------------------------------------------------------------------------
ACCOUNTING FEES. Accounting fees paid to the Manager were in accordance with the accounting services agreement with the Fund which provides for an annual fee of $12,000 for the first $30 million of average daily net assets and $9,000 for each additional $30 million of average daily net assets. During the year ended December 31, 2005, the Fund paid $1,164,866 to the Manager for accounting and pricing services.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.


                    77 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended December 31, 2005, the Fund paid $1,395,744 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of up to 0.25% under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at December 31, 2005 for Class B and Class C shares were $1,431,710 and $20,038,830, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.


                    78 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                        CLASS A         CLASS B         CLASS C
                         CLASS A     CONTINGENT      CONTINGENT      CONTINGENT
                       FRONT-END        DEFERRE        DEFERRED        DEFERRED
                   SALES CHARGES  SALES CHARGES   SALES CHARGES   SALES CHARGES
                     RETAINED BY    RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED           DISTRIBUTOR    DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------
December 31, 2005     $1,148,917         $8,520        $506,310        $146,152

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of December 31, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
6. BANK BORROWINGS

The Fund can borrow money from banks in amounts up to 10% of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Until terminated on January 21, 2005, the Fund had entered into an agreement which enabled it to participate with certain other Oppenheimer funds in a committed, unsecured line of credit with a bank, which permitted borrowings up to $540 million, collectively. Interest was charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.

      Effective January 21, 2005, the Fund entered into a Revolving Credit and Security Agreement with a conduit lender and a bank which enables it to participate with a certain other Oppenheimer fund in a committed, unsecured borrowing facility that permits borrowings of up to $300 million, collectively. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (4.2703% as of December 31, 2005). The Fund pays additional fees of 0.30% per annum to the lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $300 million facility size.

      For the year ended December 31, 2005, the average daily loan balance was $58,793,425 at an average daily interest rate of 3.256%. The Fund had borrowings outstanding of


                    79 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. BANK BORROWINGS Continued

$171,500,000 at December 31, 2005 at an interest rate of 4.2703%. The Fund had gross borrowings and gross loan repayments of $1,039,500,000 and $944,600,000, respectively, during the year ended December 31, 2005. The maximum amount of borrowings outstanding at any month-end during the year ended December 31, 2005 was $171,500,000. The Fund paid $316,060 in fees and $1,777,319 in interest during the year ended December 31, 2005.

--------------------------------------------------------------------------------
7. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                    80 | LIMITED TERM NEW YORK MUNICIPAL FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF ROCHESTER PORTFOLIO SERIES:

We have audited the accompanying statement of assets and liabilities of Limited Term New York Municipal Fund (the sole portfolio constituting Rochester Portfolio Series), including the statement of investments, as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Limited Term New York Municipal Fund as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.


KPMG LLP


Denver, Colorado
February 14, 2006


                 81 | LIMITED TERM NEW YORK MUNICIPAL FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2006, if applicable, shareholders of record received information regarding all taxable dividends and distributions paid to them by the Fund during calendar year 2005. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      100% of the dividends were derived from interest on municipal bonds and are not subject to federal income taxes; 99.4% of the dividends are not subject to New York State and New York City income taxes. For the state income tax reporting purposes of non-New York State shareholders, the distribution breaks down as follows: New York State (86.7%), New Jersey (0.6%), Puerto Rico (10.4%), Guam (0.5%), Virgin Islands (1.8%).

      During 2005, 22.5% of this tax-exempt income was derived from "private activity bonds". These are municipal bonds used to finance privately operated facilities. The interest on these bonds is not taxable for most investors. For the few investors subject to the Alternative Minimum Tax, the interest from these bonds is considered a preference item.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                   82 | LIMITED TERM NEW YORK MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                   83 | LIMITED TERM NEW YORK MUNICIPAL FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information on the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel that provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing, and supervising the activities of, all administrative and clerical personnel that are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.


                    84 | LIMITED TERM NEW YORK MUNICIPAL FUND

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the facts that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Ronald H. Fielding, Daniel G. Loughran, Scott Cottier and Troy Willis and the Manager's Rochester investment team and analysts. Mr. Fielding is the team leader for the Fund and has had over 28 years of experience managing municipal bond/tax exempt/fixed income investments. Messrs. Loughran and Cottier have each had over 11 years of experience managing municipal bond/tax exempt/fixed income investments. The Board members also considered their experiences with the Manager and its officers and other personnel through their service as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other short-intermediate municipal debt funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board noted that the Fund's one-year, three-year, five-year and ten-year performance were all better than its peer group average.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other short-intermediate municipal debt funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees and its total expenses are all lower than its peer group average. The Board also


                    85 | LIMITED TERM NEW YORK MUNICIPAL FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited/Continued
--------------------------------------------------------------------------------

evaluated to what extent the fees charged and the services provided to the Fund are comparable to the fees and services for other clients or accounts advised by the Manager.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, to what extent those economies of scale benefit the Fund shareholders and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board considered that the Fund has recently experienced moderate asset growth and that, based on current asset levels, the Fund is not yet approaching its last management fee breakpoint.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                    86 | LIMITED TERM NEW YORK MUNICIPAL FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NAME, POSITION(S) HELD    PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS;
WITH THE                  OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF           HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX
SERVICE, AGE              CURRENTLY OVERSEEN

INDEPENDENT               THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS
TRUSTEES                  6803 S. TUCSON WAY, CENTENNIAL, COLORADO 80112-3924.
                          EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL
                          HIS OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

THOMAS W. COURTNEY,       Principal of Courtney Associates, Inc. (venture
Chairman of the Board     capital firm) (since 1982); General Partner of
(since 2001);             Trivest Venture Fund (private venture capital fund);
Trustee (since 1995)      President of Invest- ment Counseling Federated
Age: 72                   Investors, Inc. (1973-1982); Trustee of the following
                          open-end investment companies: Cash Assets Trust
                          (1984), PIMCO Advisors VIT, Tax Free Trust of Arizona
                          (since 1984) and four funds for the Hawaiian Tax Free
                          Trust. Oversees 10 portfolios in the OppenheimerFunds complex.

JOHN CANNON,              Director of Neuberger Berman Income Managers Trust,
Trustee (since 1992)      Neuberger & Berman Income Funds and Neuberger Berman
Age: 76                   Trust, (open-end investment companies)
                          (1995-present); Director of Neuberger Berman Equity
                          Funds (open-end invest- ment company) (since November
                          2000); Trustee, Neuberger Berman Mutual Funds
                          (open-end investment company) (since October 1994);
                          Mr. Cannon held the following positions at CDC
                          Investment Advisors (registered investment adviser):
                          Chairman and Treasurer (December 1993-February 1996),
                          Independent Consultant and Chief Investment Officer
                          (1996-June 2000) and Consultant and Director
                          (December 1993-February 1999). Oversees 3 portfolios in the OppenheimerFunds complex.

PAUL Y. CLINTON,          Principal of Clinton Management Associates (financial
Trustee (since 1995)      and venture capital con- sulting firm) (since 1996);
Age: 75                   Trustee of PIMCO Advisors VIT (open-end investment
                          company); Trustee of Capital Cash Management Trust
                          (money market fund) (1979-December 2004); Trustee of
                          Narragansett Insured Tax-Free Income Fund (tax-exempt bond fund) (1996-December 2004); Trustee of Prime
                          Cash Fund (1996-December 2004); and Director of OCC
                          Cash Reserves, Inc. (open-end investment company)
                          (1989-December 2002). Oversees 10 portfolios in the
                          OppenheimerFunds complex.

DAVID K. DOWNES,          President, Chief Executive Officer and Board Member
Trustee (since 2005)      of CRAFund Advisors, Inc. (investment management
Age: 66                   company) (since January 2004); President of The
                          Community Reinvestment Act Qualified Investment Fund
                          (investment manage- ment company) (since January
                          2004); Independent Chairman of the Board of Trustees of Quaker Investment Trust (registered investment company) (since January 2004); Director of Internet
                          Capital Group (information technology com- pany)
                          (since October 2003); Chief Operating Officer and
                          Chief Financial Officer of Lincoln National
                          Investment Companies, Inc. (subsidiary of Lincoln
                          National Corporation, a publicly traded company) and Delaware Investments U.S., Inc. (investment management subsidiary of Lincoln National
                          Corporation) (1995- 2003); President, Chief Executive
                          Officer and Trustee of Delaware Investment Family of
                          Funds (1995-2003); President and Board Member of
                          Lincoln National Convertible Securities Funds, Inc.
                          and the Lincoln National Income Funds, TDC
                          (1995-2003); Chairman and Chief Executive Officer of
                          Retirement Financial Services, Inc. (registered transfer agent and investment adviser and subsidiary of Delaware Investments U.S., Inc.) (1995-2003);
                          President and Chief Executive Officer of Delaware
                          Service Company, Inc. (1995-2003); Chief
                          Administrative Officer, Chief Financial Officer, Vice
                          Chairman and Director of Equitable Capital Management
                          Corporation (investment subsidiary of Equitable Life
                          Assurance Society) (1985-1992); Corporate Controller of Merrill Lynch & Company (finan- cial services holding company) (1977-1985); held the following positions at the Colonial Penn Group, Inc. (insurance company): Corporate Budget Director


                   87 | LIMITED TERM NEW YORK MUNICIPAL FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

DAVID K. DOWNES,          (1974-1977), Assistant Treasurer (1972-1974) and
Continued                 Director of Corporate Taxes (1969-1972); held the
                          following positions at Price Waterhouse & Company
                          (financial services firm): Tax Manager (1967-1969),
                          Tax Senior (1965-1967) and Staff Accountant
                          (1963-1965); United States Marine Corps (1957-1959).
                          Oversees 10 portfolios in the OppenheimerFunds complex.

ROBERT G. GALLI,          A director or trustee of other Oppenheimer funds.
Trustee (since 1998)      Oversees 48 portfolios in the OppenheimerFunds
Age: 72                   complex.

LACY B. HERRMANN,         Founder and Chairman Emeritus of Aquila Management
Trustee (since 1995)      Corporation (open-end investment company) (since
Age: 76                   December 2004); Chairman and Chief Executive Officer
                          of Aquila Management Corporation (since August 1984);
                          Chairman of the Board and President of Aquila
                          Management Corporation (August 1984- December 1984);
                          Vice President, Director and Secretary of Aquila
                          Distributors, Inc. (distributor of Aquila Management
                          Corporation); Treasurer of Aquila Dis- tributors,
                          Inc.; President and Chairman of the Board of Trustees of Capital Cash Management Trust ("CCMT"); President and Director of STCM Management Company, Inc.
                          (sponsor and adviser to CCMT); Chairman, President and Director of InCap Management Corporation (nature of business); Sub-Advisor and Administrator of Prime
                          Cash Fund & Short Term Asset Reserves (nature of business); Director of OCC Cash Reserves, Inc.
                          (open-end investment company) (until June 2003);
                          Trustee of OCC Accumulation Trust (open-end investment company); Chairman of the Board of Trustees and President of Hawaiian Tax-Free Trust
                          (open-end investment company) (February 1985-December
                          2003); Trustee Emeritus of Brown University (since
                          June 1983) . Oversees 10 portfolios in the
                          OppenheimerFunds complex.

BRIAN F. WRUBLE,          General Partner of Odyssey Partners, L.P. (hedge
Trustee (since 2001)      fund) (since September 1995); Director of Special
Age: 62                   Value Opportunities Fund, LLC (registered investment
                          com- pany) (since September 2004); Member, Zurich
                          Financial Investment Advisory Board (affiliate of the
                          Manager's parent company) (since October 2004); Board of Governing Trustees of The Jackson Laboratory
                          (non-profit) (since August 1990); Trustee of the
                          Institute for Advanced Study (non-profit educational insti- tute) (since May 1992); Special Limited
                          Partner of Odyssey Investment Partners, LLC (private equity investment) (January 1999-September 2004);
                          Trustee of Research Foundation of AIMR (2000-2002)
                          (investment research, non-profit); Governor, Jerome
                          Levy Economics Institute of Bard College (August
                          1990- September 2001) (economics research); Director of Ray & Berendtson, Inc. (May 2000-April 2002)
                          (executive search firm); President and Chief
                          Executive Officer of the Delaware Group of Mutual
                          Funds (1992-1995); Chairman, President and Chief
                          Executive Officer of Equitable Capital Management
                          Corporation (1985- 1992); Executive Vice President and Chief Investment Officer at The Equitable Life
                          Assurance Society of the U.S. (1979-1992); Vice
                          President and Co-manager at Smith Barney, Harris
                          Upham and Company (1970-1979); Engineer, Sperry
                          Gyroscope Company (1966-1970); former governor of the Association for Investment Management and Research;
                          former chairman of the Institute of Chartered
                          Financial Analysts; Chartered Financial Analyst.
                          Oversees 48 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------
INTERESTED TRUSTEE        THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL
AND OFFICER               CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK, NEW
                          YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR
                          AN INDEFINITE TERM, OR UNTIL HIS RESIGNATION,
                          RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER FOR AN
                          INDEFINITE TERM, OR UNTIL HIS RESIGNATION,
                          RETIREMENT, DEATH OR REMOVAL. MR. MURPHY IS AN
                          INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH
                          OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.


                   88 | LIMITED TERM NEW YORK MUNICIPAL FUND

JOHN V. MURPHY,           Chairman, Chief Executive Officer and Director (since
President (since 2001)    June 2001) and President (since September 2000) of
and Trustee (since        the Manager; President and director or trustee of
2005)                     other Oppenheimer funds; President and Director of
Age: 56                   Oppenheimer Acquisition Corp. ("OAC") (the Manager's
                          parent holding company) and of Oppenheimer
                          Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since July 2001);
                          Director of OppenheimerFunds Distributor, Inc.
                          (subsidiary of the Manager) (since November 2001);
                          Chairman and Director of Shareholder Services, Inc.
                          and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July 2001);
                          President and Director of OppenheimerFunds Legacy
                          Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI
                          Institutional Asset Management, Inc., Centennial
                          Asset Manage- ment Corporation, Trinity Investment
                          Management Corporation and Tremont Capital
                          Management, Inc. (since November 2001), HarbourView
                          Asset Manage- ment Corporation and OFI Private
                          Investments, Inc. (since July 2001); President (since
                          November 1, 2001) and Director (since July 2001) of
                          Oppenheimer Real Asset Management, Inc.; Executive
                          Vice President of Massachusetts Mutual Life Insurance
                          Company (OAC's parent company) (since February 1997);
                          Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC)
                          (since June 1995); Member of the Investment Company
                          Institute's Board of Governors (since October 3,
                          2003); Chief Operating Officer of the Manager
                          (September 2000-June 2001); President and Trustee of
                          MML Series Investment Fund and MassMutual Select
                          Funds (open-end investment companies) (November
                          1999-November 2001); Director of C.M. Life Insurance
                          Company (September 1999-August 2000); President,
                          Chief Executive Officer and Director of MML Bay State
                          Life Insurance Company (September 1999-August 2000);
                          Director of Emerald Isle Bancorp and Hibernia Savings
                          Bank (wholly- owned subsidiary of Emerald Isle
                          Bancorp) (June 1989-June 1998). Oversees 87 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------
OTHER OFFICERS            THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE
OF THE FUND               AS FOLLOWS: FOR MESSRS. COTTIER, FIELDING, LOUGHRAN
                          AND WILLIS, 350 LINDEN OAKS, ROCHESTER, NY 14625, FOR
                          MR. ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY
                          STREET, NEW YORK, NEW YORK 10281-1008, AND FOR
                          MESSRS. VANDEHEY AND WIXTED, 6803 S. TUCSON WAY,
                          CENTENNIAL, COLORADO 80112-3924. EACH OFFICER SERVES
                          FOR AN INDEFINITE TERM OR UNTIL HIS OR HER
                          RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

SCOTT COTTIER,            Vice President of the Manager (since 2002); portfolio
Vice President (since     manager and trader at Victory Capital Management
2005)                     (1999-2002). An officer of 8 portfolios in the
and Portfolio Manager     OppenheimerFunds complex.
(since 2002)
Age: 34

RONALD H. FIELDING,       Senior Vice President of the Manager since January
Vice President and        1996; Chairman of the Rochester Division of the
Portfolio Manager         Manager since January 1996. An officer of 10 port-
(since 1996)              folios in the OppenheimerFunds complex.
Age: 56

DANIEL G. LOUGHRAN,       Vice President of the Manager (since April 2001). An
Vice President (since     officer of 8 portfolios in the OppenheimerFunds
2005)                     complex.
and Portfolio Manager
(since 2001)
Age: 42


                   89 | LIMITED TERM NEW YORK MUNICIPAL FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

TROY WILLIS,              Associate Portfolio Manager of the Manager since
Vice President (since     2003; corporate attorney for Southern Resource Group
2005)                     (1999-2003). An officer of 8 portfolios in the
and Portfolio Manager     OppenheimerFunds complex.
(since 2003)
Age: 33

MARK S. VANDEHEY,         Senior Vice President and Chief Compliance Officer of
Vice President and        the Manager (since March 2004); Vice President of
Chief Compliance          OppenheimerFunds Distributor, Inc., Centennial Asset
Officer                   Management Corporation and Shareholder Services, Inc.
(since 2004)              (since June 1983). Former Vice President and Director
Age: 55                   of Internal Audit of the Manager (1997- February
                          2004). An officer of 87 portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,          Senior Vice President and Treasurer of the Manager
Treasurer and             (since March 1999); Treasurer of the following:
Principal Financial       HarbourView Asset Management Corporation, Shareholder
and Accounting Officer    Financial Services, Inc., Shareholder Services, Inc.,
(since 1999)              Oppenheimer Real Asset Management Corporation, and
Age: 46                   Oppenheimer Partnership Holdings, Inc. (since March
                          1999), OFI Private Investments, Inc. (since March
                          2000), OppenheimerFunds International Ltd. (since May
                          2000), OppenheimerFunds plc (since May 2000), OFI
                          Institutional Asset Management, Inc. (since November
                          2000), and OppenheimerFunds Legacy Program
                          (charitable trust program established by the Manager)
                          (since June 2003); Treasurer and Chief Financial
                          Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000);
                          Assistant Treasurer of the following: OAC (since
                          March 1999), Centennial Asset Management Corporation
                          (March 1999-October 2003) and OppenheimerFunds Legacy
                          Program (April 2000-June 2003); Principal and Chief
                          Operating Officer of Bankers Trust Company-Mutual
                          Fund Services Division (March 1995-March 1999). An officer of 87 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,           Executive Vice President (since January 2004) and
Secretary (since 2001)    General Counsel (since March 2002) of the Manager;
Age: 57                   General Counsel and Director of the Distributor
                          (since December 2001); General Counsel of Centennial
                          Asset Management Corporation (since December 2001);
                          Senior Vice President and General Counsel of
                          HarbourView Asset Management Corporation (since
                          December 2001); Secretary and General Counsel of OAC
                          (since November 2001); Assistant Secretary (since
                          September 1997) and Director (since November 2001) of
                          OppenheimerFunds International Ltd. and
                          OppenheimerFunds plc; Vice President and Director of
                          Oppenheimer Partnership Holdings, Inc. (since
                          December 2002); Director of Oppenheimer Real Asset
                          Management, Inc. (since November 2001); Senior Vice
                          President, General Counsel and Director of
                          Shareholder Financial Services, Inc. and Shareholder
                          Services, Inc. (since December 2001); Senior Vice
                          President, General Counsel and Director of OFI
                          Private Investments, Inc. and OFI Trust Company
                          (since November 2001); Vice President of
                          OppenheimerFunds Legacy Program (since June 2003);
                          Senior Vice President and General Counsel of OFI
                          Institutional Asset Management, Inc. (since November
                          2001); Director of OppenheimerFunds (Asia) Limited
                          (since December 2003); Senior Vice President (May
                          1985-December 2003), Acting General Counsel (November
                          2001-February 2002) and Associate General Counsel
                          (May 1981-October 2001) of the Manager; Assistant
                          Secretary of the following: Shareholder Services, Inc. (May 1985-November 2001), Shareholder Financial
                          Services, Inc. (November 1989-November 2001), and
                          OppenheimerFunds International Ltd. (September
                          1997-November 2001). An officer of 87 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 1.800.525.7048.


                   90 | LIMITED TERM NEW YORK MUNICIPAL FUND


ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that David Downes, a member of the Board's Audit Committee, is an audit committee financial expert and that Mr. Downes is "independent" for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $38,000 in fiscal 2005 and $35,000 in fiscal 2004.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $156,805 in fiscal 2005 and $39,500 in fiscal 2004 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services: internal control reviews.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $5,000 in fiscal 2005 and $6,000 in fiscal 2004 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: Computations of capital gain tax liability, preparation of tax returns, preparation of Form 5500 and tax consultations on pass through of foreign withholding taxes and mortgage dollar roll transactions.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2005 and $408 in fiscal 2004.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such fees include the cost to the principal accountant of attending audit committee meetings.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $161,805 in fiscal 2005 and $45,908 in fiscal 2004 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S AUDIT COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Audit Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Exhibit attached hereto.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rochester Portfolio Series


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: February 14, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: February 14, 2006


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: February 14, 2006